UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2020

Item 1:	Report(s) to Shareholders.

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Alpha Strategy Fund	Growth Leaders Fund
Durable Growth Fund	Health Care Fund
Focused Growth Fund	International Equity Fund
Focused Large Cap Value Fund	International Opportunities Fund
Focused Small Cap Value Fund	International Value Fund
Fundamental Equity Fund	Value Opportunities Fund
Global Equity Research Fund

For the six-month period ended April 30, 2020

Important Information on Paperless Delivery

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with a Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Funds at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting a Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation/Sector

Schedules of Investments:

29	Alpha Strategy Fund

30	Durable Growth Fund

33	Focused Growth Fund

35	Focused Large Cap Value Fund

37	Focused Small Cap Value Fund

40	Fundamental Equity Fund

43	Global Equity Research Fund

48	Growth Leaders Fund

51	Health Care Fund

54	International Equity Fund

60	International Opportunities Fund

66	International Value Fund

71	Value Opportunities Fund

74	Statements of Assets and Liabilities

82	Statements of Operations

86	Statements of Changes in Net Assets

100	Financial Highlights

142	Notes to Financial Statements

180	Supplemental Information to Shareholders

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund, Lord Abbett Durable Growth Fund, Lord Abbett Focused Growth Fund, Lord Abbett Focused Large Cap Value Fund, Lord Abbett Focused Small Cap Value Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Global Equity Research Fund, Lord Abbett Growth Leaders Fund, Lord Abbett Health Care Fund, Lord Abbett International Equity Fund, Lord Abbett International Opportunities Fund, Lord Abbett International Value Fund, and Lord Abbett Value Opportunities Fund

Semiannual Report

For the six-month period ended April 30, 2020

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Funds for the six-month period ended April 30, 2020. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President, and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 through April 30, 2020).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/19 – 4/30/20” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Alpha Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	11/1/19	4/30/20	11/1/19 - 4/30/20
Class A
Actual	$1,000.00	$870.70	$2.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.68	$2.21
Class C
Actual	$1,000.00	$867.50	$5.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	$6.02
Class F
Actual	$1,000.00	$871.40	$1.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.42	$1.46
Class F3
Actual	$1,000.00	$871.90	$0.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.42	$0.45
Class I
Actual	$1,000.00	$871.50	$0.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.92	$0.96
Class R2
Actual	$1,000.00	$869.30	$3.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.02
Class R3
Actual	$1,000.00	$869.70	$3.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.43	$3.47
Class R4
Actual	$1,000.00	$870.80	$2.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.68	$2.21
Class R5
Actual	$1,000.00	$871.50	$0.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.92	$0.96
Class R6
Actual	$1,000.00	$872.30	$0.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.42	$0.45

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.44% for Class A, 1.20% for Class C, 0.29% for Class F, 0.09% for Class F3, 0.19% for Class I, 0.80% for Class R2, 0.69% for Class R3, 0.44% for Class R4, 0.19% for Class R5 and 0.09% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).
#	Does not include expenses of Underlying Funds in which Alpha Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

April 30, 2020

Underlying Fund Name	%*
Lord Abbett Developing Growth Fund, Inc. – Class I	20.40%
Lord Abbett Securities Trust – Focused Small Cap Value Fund – Class I	9.19%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	19.99%
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	10.66%
Lord Abbett Research Fund, Inc. – Small Cap Value Fund – Class I	19.61%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	20.15%
Total	100.00%

*	Represents percent of total investments.

Durable Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/19	4/30/20	11/1/19 - 4/30/20
Class A
Actual	$1,000.00	$1,050.80	$4.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.81	$4.69
Class C
Actual	$1,000.00	$1,046.70	$8.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.14	$8.38
Class F
Actual	$1,000.00	$1,051.70	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.03	$3.46
Class F3
Actual	$1,000.00	$1,052.50	$3.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.16
Class I
Actual	$1,000.00	$1,052.50	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.03	$3.46
Class R3
Actual	$1,000.00	$1,049.70	$6.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.58	$5.92
Class R4
Actual	$1,000.00	$1,050.80	$4.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.81	$4.69
Class R5
Actual	$1,000.00	$1,051.90	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.03	$3.46
Class R6
Actual	$1,000.00	$1,052.50	$3.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.16

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.95% for Class A, 1.70% for Class C, 0.70% for Class F, 0.64% for Class F3, 0.70% for Class I, 1.20% for Class R3, 0.95% for Class R4, 0.70% for Class R5 and 0.64% for Class R6) multiplied by the average account value over the period, multiplied by 179/366 (to reflect the period from November 1, 2019 commencement of operations, to April 30, 2020.).

Portfolio Holdings Presented by Sector

April 30, 2020

Sector*	%**
Communication Services	13.49%
Consumer Discretionary	15.93%
Consumer Staples	4.26%
Energy	0.52%
Financials	2.32%
Health Care	15.01%
Industrials	7.98%
Information Technology	35.94%
Materials	2.30%
Real Estate	2.25%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Focused Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/19	4/30/20	11/1/19 - 4/30/20
Class A
Actual	$1,000.00	$1,168.10	$5.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$5.27
Class C
Actual	$1,000.00	$1,163.30	$9.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.91	$9.02
Class F
Actual	$1,000.00	$1,169.70	$4.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.02
Class F3*
Actual	$1,000.00	$1,170.20	$3.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.23	$3.67
Class I
Actual	$1,000.00	$1,169.00	$4.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.02
Class R3
Actual	$1,000.00	$1,165.80	$7.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.52
Class R4
Actual	$1,000.00	$1,167.40	$5.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$5.27
Class R5
Actual	$1,000.00	$1,169.70	$4.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.02
Class R6*
Actual	$1,000.00	$1,170.20	$3.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.23	$3.67

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.80% for Class C, 0.80% for Class F, 0.73% for Class F3, 0.80% for Class I, 1.30% for Class R3, 1.05% for Class R4, 0.80% for Class R5 and 0.73% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half period).
*	The annualized expenses have been updated to 0.72% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$3.89	$3.62
Class R6	$3.89	$3.62

Portfolio Holdings Presented by Sector

April 30, 2020

Sector*	%**
Communication Services	9.56%
Consumer Discretionary	18.54%
Health Care	11.85%
Information Technology	50.45%
Real Estate	2.75%
Repurchase Agreement	6.85%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Focused Large Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/19	4/30/20	11/1/19 - 4/30/20
Class A
Actual	$1,000.00	$789.90	$4.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.82
Class C
Actual	$1,000.00	$786.60	$7.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.36	$8.57
Class F
Actual	$1,000.00	$790.50	$3.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.33	$3.57
Class F3
Actual	$1,000.00	$790.90	$2.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.73	$3.17
Class I
Actual	$1,000.00	$790.90	$3.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.33	$3.57
Class R3
Actual	$1,000.00	$788.20	$5.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.07
Class R4
Actual	$1,000.00	$789.20	$4.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.82
Class R5
Actual	$1,000.00	$790.20	$3.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.33	$3.57
Class R6
Actual	$1,000.00	$790.90	$2.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.73	$3.17

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.96% for Class A, 1.71% for Class C, 0.71% for Class F, 0.63% for Class F3, 0.71% for Class I, 1.21% for Class R3, 0.96% for Class R4, 0.71% for Class R5 and 0.63% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2020

Sector*	%**
Communication Services	7.04%
Consumer Discretionary	13.55%
Consumer Staples	5.98%
Energy	6.59%
Financials	29.75%
Health Care	11.81%
Industrials	8.62%
Information Technology	6.06%
Materials	9.90%
Repurchase Agreement	0.70%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Focused Small Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/19	4/30/20	11/1/19 - 4/30/20
Class A
Actual	$1,000.00	$715.80	$ 5.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$ 6.42
Class C
Actual	$1,000.00	$712.10	$ 8.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.82	$10.12
Class F
Actual	$1,000.00	$716.30	$ 4.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.74	$ 5.17
Class F3
Actual	$1,000.00	$717.10	$ 4.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$ 4.77
Class I
Actual	$1,000.00	$716.30	$ 4.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.74	$ 5.17
Class R3
Actual	$1,000.00	$714.80	$ 6.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	$ 7.67
Class R4
Actual	$1,000.00	$715.90	$ 5.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$ 6.42
Class R5
Actual	$1,000.00	$716.30	$ 4.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.74	$ 5.17
Class R6
Actual	$1,000.00	$716.80	$ 4.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$ 4.77

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.28% for Class A, 2.02% for Class C, 1.03% for Class F, 0.95% for Class F3, 1.03% for Class I, 1.53% for Class R3, 1.28% for Class R4, 1.03% for Class R5 and 0.95% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2020

Sector*	%**
Communication Services	2.01%
Consumer Discretionary	13.53%
Consumer Staples	2.80%
Energy	5.22%
Financials	29.77%
Health Care	2.91%
Industrials	23.50%
Information Technology	6.59%
Materials	8.12%
Real Estate	2.79%
Repurchase Agreement	0.32%
Money Market Funds(a)	2.44%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

Fundamental Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/19	4/30/20	11/1/19- 4/30/20
Class A
Actual	$1,000.00	$863.40	$4.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.77
Class C
Actual	$1,000.00	$859.60	$7.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.36	$8.57
Class F
Actual	$1,000.00	$863.20	$3.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.02
Class F3
Actual	$1,000.00	$864.40	$2.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.73	$3.17
Class I
Actual	$1,000.00	$864.40	$3.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.38	$3.52
Class P
Actual	$1,000.00	$862.20	$5.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.10	$5.82
Class R2
Actual	$1,000.00	$861.60	$6.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.57
Class R3
Actual	$1,000.00	$862.30	$5.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.07
Class R4
Actual	$1,000.00	$863.40	$4.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.77
Class R5
Actual	$1,000.00	$864.30	$3.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.38	$3.52
Class R6
Actual	$1,000.00	$864.30	$2.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.73	$3.17

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.95% for Class A, 1.71% for Class C, 0.80% for Class F, 0.63% for Class F3, 0.70% for Class I, 1.16% for Class P, 1.31% for Class R2, 1.21% for Class R3, 0.95% for Class R4, 0.70% for Class R5 and 0.63% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2020

Sector*	%**
Communication Services	8.65%
Consumer Discretionary	5.88%
Consumer Staples	8.81%
Energy	6.69%
Financials	20.69%
Health Care	15.61%
Industrials	10.17%
Information Technology	9.11%
Materials	4.20%
Real Estate	2.83%
Utilities	6.95%
Repurchase Agreement	0.41%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Global Equity Research Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/19	4/30/20	11/1/19- 4/30/20
Class A
Actual	$1,000.00	$922.60	$4.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.52
Class C
Actual	$1,000.00	$919.60	$7.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.66	$8.27
Class F
Actual	$1,000.00	$923.90	$3.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.13	$3.77
Class F3*
Actual	$1,000.00	$924.40	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.73	$3.17
Class I
Actual	$1,000.00	$924.00	$3.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.63	$3.27
Class R2
Actual	$1,000.00	$921.30	$5.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.27
Class R3
Actual	$1,000.00	$921.90	$5.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.14	$5.77
Class R4
Actual	$1,000.00	$922.70	$4.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.52
Class R5
Actual	$1,000.00	$924.10	$3.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.63	$3.27
Class R6*
Actual	$1,000.00	$924.40	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.73	$3.17

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.65% for Class C, 0.75% for Class F, 0.63% for Class F3, 0.65% for Class I, 1.25% for Class R2, 1.15% for Class R3, 0.90% for Class R4, 0.65% for Class R5 and 0.63% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.61% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$2.92	$3.07
Class R6	$2.92	$3.07

Portfolio Holdings Presented by Sector

April 30, 2020

Sector*	%**
Communication Services	10.00%
Consumer Discretionary	10.79%
Consumer Staples	11.11%
Energy	3.59%
Financials	12.96%
Health Care	11.74%
Industrials	9.64%
Information Technology	18.65%
Materials	3.60%
Real Estate	3.31%
Utilities	4.61%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Growth Leaders Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/19	4/30/20	11/1/19 - 4/30/20
Class A
Actual	$1,000.00	$1,129.50	$4.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.62
Class C
Actual	$1,000.00	$1,125.30	$8.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.51	$8.42
Class F
Actual	$1,000.00	$1,130.60	$3.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.53	$3.37
Class F3
Actual	$1,000.00	$1,131.10	$3.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.83	$3.07
Class I
Actual	$1,000.00	$1,130.50	$3.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.53	$3.37
Class R2
Actual	$1,000.00	$1,127.10	$6.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.37
Class R3
Actual	$1,000.00	$1,128.20	$6.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$5.87
Class R4
Actual	$1,000.00	$1,129.40	$4.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.62
Class R5
Actual	$1,000.00	$1,130.80	$3.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.53	$3.37
Class R6
Actual	$1,000.00	$1,131.10	$3.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.83	$3.07

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.92% for Class A, 1.68% for Class C, 0.67% for Class F, 0.61% for Class F3, 0.67% for Class I, 1.27% for Class R2, 1.17% for Class R3, 0.92% for Class R4, 0.67% for Class R5 and 0.61% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2020

Sector*	%**
Communication Services	10.61%
Consumer Discretionary	17.23%
Consumer Staples	0.55%
Financials	1.98%
Health Care	14.92%
Industrials	4.56%
Information Technology	45.38%
Real Estate	1.30%
Repurchase Agreement	3.03%
Money Market Funds(a)	0.44%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

Health Care Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/19	4/30/20	11/1/19 - 4/30/20
Class A
Actual	$1,000.00	$1,111.20	$5.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.74	$5.17
Class C
Actual	$1,000.00	$1,107.30	$9.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.01	$8.92
Class F
Actual	$1,000.00	$1,112.60	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.92
Class F3
Actual	$1,000.00	$1,113.20	$3.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.38	$3.52
Class I
Actual	$1,000.00	$1,112.30	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.92
Class R3
Actual	$1,000.00	$1,109.90	$6.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.42
Class R4
Actual	$1,000.00	$ 1,111.20	$5.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.74	$5.17
Class R5
Actual	$1,000.00	$1,112.30	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.92
Class R6
Actual	$1,000.00	$1,113.20	$3.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.38	$3.52

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.03% for Class A, 1.78% for Class C, 0.78% for Class F, 0.70% for Class F3, 0.78% for Class I, 1.28% for Class R3, 1.03% for Class R4, 0.78% for Class R5 and 0.70% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2020

Sector*	%**
Financials	0.39%
Health Care	95.23%
Repurchase Agreement	4.38%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/19	4/30/20	11/1/19 - 4/30/20
Class A
Actual	$1,000.00	$880.70	$5.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$5.87
Class C
Actual	$1,000.00	$877.40	$8.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.32	$9.62
Class F
Actual	$1,000.00	$881.50	$4.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.82
Class F3*
Actual	$1,000.00	$881.50	$3.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.86	$4.32
Class I
Actual	$1,000.00	$881.90	$4.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.59	$4.32
Class P
Actual	$1,000.00	$880.00	$6.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.87
Class R2
Actual	$1,000.00	$879.60	$7.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.30	$7.62
Class R3
Actual	$1,000.00	$879.50	$6.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.80	$7.12
Class R4
Actual	$1,000.00	$880.30	$5.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$5.87
Class R5
Actual	$1,000.00	$881.50	$4.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.62
Class R6*
Actual	$1,000.00	$882.20	$3.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.27

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.17% for Class A, 1.92% for Class C, 0.96% for Class F, 0.85% for Class F3, 0.86% for Class I, 1.37% for Class P, 1.52% for Class R2, 1.42% for Class R3, 1.17% for Class R4, 0.92% for Class R5 and 0.85% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.84% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$3.93	$4.21
Class R6	$3.93	$4.21

Portfolio Holdings Presented by Sector

April 30, 2020

Sector*	%**
Communication Services	4.07%
Consumer Discretionary	11.63%
Consumer Staples	9.13%
Energy	3.63%
Financials	17.29%
Health Care	11.51%
Industrials	14.08%
Information Technology	13.88%
Materials	7.47%
Real Estate	3.01%
Utilities	2.13%
Repurchase Agreement	2.17%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/19	4/30/20	11/1/19 - 4/30/20
Class A
Actual	$1,000.00	$850.00	$ 5.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$ 6.32
Class C
Actual	$1,000.00	$847.00	$ 9.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.82	$10.12
Class F
Actual	$1,000.00	$850.90	$ 5.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$ 5.57
Class F3
Actual	$1,000.00	$851.50	$ 4.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$ 4.62
Class I
Actual	$1,000.00	$851.20	$ 4.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$ 5.07
Class P
Actual	$1,000.00	$849.70	$ 6.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.60	$ 7.32
Class R2
Actual	$1,000.00	$849.00	$ 7.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.81	$ 8.12
Class R3
Actual	$1,000.00	$848.90	$ 6.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.30	$ 7.62
Class R4
Actual	$1,000.00	$850.00	$ 5.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$ 6.32
Class R5
Actual	$1,000.00	$851.70	$ 4.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$ 5.07
Class R6
Actual	$1,000.00	$851.50	$ 4.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$ 4.62

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.26% for Class A, 2.02% for Class C, 1.11% for Class F, 0.92% for Class F3, 1.01% for Class I, 1.46% for Class P, 1.62% for Class R2, 1.52% for Class R3, 1.26% for Class R4, 1.01% for Class R5 and 0.92% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2020

Sector*	%**
Communication Services	5.14%
Consumer Discretionary	9.78%
Consumer Staples	7.08%
Financials	11.31%
Health Care	7.65%
Industrials	23.71%
Information Technology	14.47%
Materials	7.80%
Real Estate	8.15%
Utilities	3.88%
Repurchase Agreement	1.03%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/19	4/30/20	11/1/19 - 4/30/20
Class A
Actual	$1,000.00	$810.40	$5.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.29	$5.62
Class C
Actual	$1,000.00	$807.00	$8.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.56	$9.37
Class F
Actual	$1,000.00	$810.40	$4.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.62
Class F3*
Actual	$1,000.00	$811.20	$3.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.07
Class I
Actual	$1,000.00	$811.50	$3.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.79	$4.12
Class R2
Actual	$1,000.00	$806.70	$6.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.37
Class R3
Actual	$1,000.00	$809.70	$6.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$6.87
Class R4
Actual	$1,000.00	$810.20	$5.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.29	$5.62
Class R5
Actual	$1,000.00	$810.90	$3.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.54	$4.37
Class R6*
Actual	$1,000.00	$811.20	$3.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.07

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.87% for Class C, 0.92% for Class F, 0.81% for Class F3, 0.82% for Class I, 1.47% for Class R2, 1.37% for Class R3, 1.12% for Class R4, 0.87% for Class R5 and 0.81% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.80% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half- year, expenses paid during the period would have been:
	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$3.60	$4.01
Class R6	$3.60	$4.01

Portfolio Holdings Presented by Sector

April 30, 2020

Sector*	%**
Communication Services	4.97%
Consumer Discretionary	12.35%
Consumer Staples	7.44%
Energy	4.77%
Financials	23.94%
Health Care	11.51%
Industrials	11.71%
Information Technology	6.04%
Materials	4.68%
Real Estate	4.87%
Utilities	5.19%
Money Market Funds(a)	2.53%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

Value Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/19	4/30/20	11/1/19 - 4/30/20
Class A
Actual	$1,000.00	$893.30	$5.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	$6.02
Class C
Actual	$1,000.00	$889.40	$9.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.12	$9.82
Class F
Actual	$1,000.00	$893.80	$4.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$5.27
Class F3
Actual	$1,000.00	$894.70	$3.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.69	$4.22
Class I
Actual	$1,000.00	$893.90	$4.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.77
Class P
Actual	$1,000.00	$892.10	$6.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.02
Class R2
Actual	$1,000.00	$891.50	$7.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.11	$7.82
Class R3
Actual	$1,000.00	$892.00	$6.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.60	$7.32
Class R4
Actual	$1,000.00	$893.00	$5.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	$6.02
Class R5
Actual	$1,000.00	$894.10	$4.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.77
Class R6
Actual	$1,000.00	$894.60	$3.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.69	$4.22

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.20% for Class A, 1.96% for Class C, 1.05% for Class F, 0.84% for Class F3, 0.95% for Class I, 1.40% for Class P, 1.56% for Class R2, 1.46% for Class R3, 1.20% for Class R4, 0.95% for Class R5 and 0.84% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2020

Sector*	%**
Communication Services	0.76%
Consumer Discretionary	10.99%
Consumer Staples	0.74%
Energy	1.42%
Financials	15.98%
Health Care	15.27%
Industrials	17.53%
Information Technology	17.60%
Materials	7.54%
Real Estate	6.02%
Utilities	6.04%
Repurchase Agreement	0.11%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND April 30, 2020

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.98%
Lord Abbett Developing Growth Fund, Inc. – Class I*(c)	6,050,401	$143,395
Lord Abbett Securities Trust – Focused Small Cap Value Fund – Class I*(d)	3,953,545	64,561
Lord Abbett Securities Trust – International Opportunities Fund – Class I(d)	10,146,862	140,534
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I*(d)	5,376,444	74,948
Lord Abbett Research Fund, Inc. – Small Cap Value Fund – Class I(d)	10,202,537	137,836
Investments	Shares	Fair Value (000)
Lord Abbett Securities Trust – Value Opportunities Fund –Class I(d)	9,127,569	$141,660
Total Investments in Underlying Funds (cost $915,552,091)		702,934
Cash and Other Assets in Excess of Liabilities 0.02%		114
Net Assets 100.00%		$703,048

*	Non-income producing security.
(a)	Affiliated issuer (see Note 13).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$702,934	$–	$–	$702,934
Total	$702,934	$–	$–	$702,934

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds.

See Notes to Financial Statements.	29

Schedule of Investments (continued)

DURABLE GROWTH FUND April 30, 2020

Investments	Shares		Fair Value (000)
COMMON STOCKS 99.19%

Aerospace & Defense 1.42%
Airbus SE*(a)	EUR	187	$12
Airbus SE ADR*		45,118	710
L3Harris Technologies, Inc.		7,420	1,437
TransDigm Group, Inc.		1,021	371
Total			2,530

Automobiles 0.34%
Tesla, Inc.*		765	598

Banks 0.85%
First Republic Bank		14,493	1,512

Beverages 2.75%
Brown-Forman Corp. Class B		20,219	1,257
Coca-Cola Co. (The)		56,026	2,571
PepsiCo, Inc.		8,025	1,062
Total			4,890

Biotechnology 2.98%
AbbVie, Inc.		26,084	2,144
Neurocrine Biosciences, Inc.*		6,789	666
Vertex Pharmaceuticals, Inc.*		9,923	2,493
Total			5,303

Capital Markets 0.87%
Moody’s Corp.		6,313	1,540

Chemicals 0.73%
Air Products and
Chemicals, Inc.		5,796	1,307

Construction Materials 1.01%
Vulcan Materials Co.		15,979	1,805

Containers & Packaging 0.53%
Avery Dennison Corp.		8,540	943

Entertainment 2.46%
Netflix, Inc.*		7,842	3,293
Walt Disney Co. (The)		9,988	1,080
Total			4,373
Investments	Shares	Fair Value (000)
Equity Real Estate Investment Trusts 2.23%
American Tower Corp.	9,081	$2,161
SBA Communications Corp.	6,256	1,814
Total		3,975

Food & Staples Retailing 1.14%
Walmart, Inc.	16,704	2,030

Health Care Equipment & Supplies 5.58%
ABIOMED, Inc.*	4,348	832
Align Technology, Inc.*	6,455	1,387
Boston Scientific Corp.*	39,818	1,492
Danaher Corp.	12,759	2,086
DexCom, Inc.*	3,284	1,101
Intuitive Surgical, Inc.*	3,353	1,713
Teleflex, Inc.	3,928	1,317
Total		9,928

Health Care Providers & Services 2.25%
Anthem, Inc.	5,648	1,586
Centene Corp.*	36,384	2,422
Total		4,008

Hotels, Restaurants & Leisure 1.70%
Aramark	41,943	1,145
Chipotle Mexican Grill, Inc.*	2,142	1,882
Total		3,027

Household Products 0.34%
Church & Dwight Co., Inc.	8,564	599

Industrial Conglomerates 2.26%
Honeywell International, Inc.	14,235	2,020
Roper Technologies, Inc.	5,875	2,004
Total		4,024

Information Technology Services 9.76%
Fidelity National Information Services, Inc.	20,827	2,747
Genpact Ltd.	46,147	1,589
Global Payments, Inc.	9,410	1,562
Mastercard, Inc. Class A	19,224	5,286

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DURABLE GROWTH FUND April 30, 2020

Investments	Shares	Fair Value (000)
Information Technology Services (continued)
PayPal Holdings, Inc.*	27,134	$3,337
Visa, Inc. Class A	15,939	2,849
Total		17,370

Insurance 0.59%
RenaissanceRe Holdings Ltd.	7,169	1,047

Interactive Media & Services 10.92%
Alphabet, Inc. Class A*	8,192	11,032
Facebook, Inc. Class A*	32,965	6,748
IAC/InterActiveCorp.*	7,477	1,671
Total		19,451

Internet & Direct Marketing Retail 8.05%
Amazon.com, Inc.*	5,796	14,339

Machinery 0.80%
Stanley Black & Decker, Inc.	12,905	1,422

Multi-Line Retail 0.80%
Dollar Tree, Inc.*	17,821	1,420

Oil, Gas & Consumable Fuels 0.51%
Pioneer Natural Resources Co.	10,221	913

Pharmaceuticals 4.08%
AstraZeneca plc ADR	21,891	1,145
Bristol-Myers Squibb Co.	29,288	1,781
Merck & Co., Inc.	12,871	1,021
Zoetis, Inc.	25,701	3,323
Total		7,270

Professional Services 0.97%
CoStar Group, Inc.*	2,665	1,728

Road & Rail 2.47%
J.B. Hunt Transport Services, Inc.	17,906	1,811
Norfolk Southern Corp.	5,318	910
Old Dominion Freight Line, Inc.	11,553	1,678
Total		4,399
Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 5.40%
Analog Devices, Inc.	22,496	$2,466
Lam Research Corp.	4,348	1,110
NVIDIA Corp.	9,081	2,654
QUALCOMM, Inc.	22,958	1,806
Xilinx, Inc.	18,081	1,580
Total		9,616

Software 15.63%
Microsoft Corp.	102,586	18,384
RingCentral, Inc. Class A*	12,330	2,818
salesforce.com, Inc.*	19,224	3,113
ServiceNow, Inc.*	6,600	2,320
Splunk, Inc.*	8,540	1,199
Total		27,834

Specialty Retail 3.18%
Burlington Stores, Inc.*	11,135	2,034
O’Reilly Automotive, Inc.*	5,047	1,950
TJX Cos., Inc. (The)	34,163	1,676
Total		5,660

Technology Hardware, Storage & Peripheral 4.86%
Apple, Inc.	29,482	8,662

Textiles, Apparel & Luxury Goods 1.73%
NIKE, Inc. Class B	35,386	3,085
Total Investments in Common Stock 99.19% (cost $184,087,414)		176,608
Cash and Other Assets in Excess of Liabilities 0.81%		1,446
Net Assets 100.00%		$178,054

ADR	American Depositary Receipt.
EUR	Euro.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(concluded)

DURABLE GROWTH FUND April 30, 2020

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Aerospace & Defense	$2,518	$12	$–	$2,530
Remaining Industries	174,078	–	–	174,078
Total	$176,596	$12	$–	$176,608

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)

FOCUSED GROWTH FUND April 30, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.49%

Automobiles 3.69%
Tesla, Inc.*	602	$471

Biotechnology 6.31%
Immunomedics, Inc.*	6,644	202
Iovance Biotherapeutics, Inc.*	3,642	117
Mirati Therapeutics, Inc.*	1,280	109
Vertex Pharmaceuticals, Inc.*	1,496	376
Total		804

Diversified Consumer Services 1.94%
Chegg, Inc.*	5,792	248

Entertainment 3.52%
Netflix, Inc.*	1,070	449

Health Care Equipment & Supplies 4.49%
DexCom, Inc.*	886	297
Nevro Corp.*	2,335	275
Total		572

Health Care Technology 1.48%
Teladoc Health, Inc.*	1,150	189

Information Technology Services 12.03%
EPAM Systems, Inc.*	1,121	248
Mastercard, Inc. Class A	2,085	573
Shopify, Inc. Class A (Canada)*(a)	644	407
Square, Inc. Class A*	4,676	305
Total		1,533

Interactive Media & Services 6.38%
Alphabet, Inc. Class A*	604	813

Internet & Direct Marketing Retail 9.74%
Amazon.com, Inc.*	401	992
Chewy, Inc. Class A*	5,777	250
Total		1,242
Investments	Shares	Fair Value (000)
Real Estate Management & Development 2.85%
Redfin Corp.*	17,203	$363

Semiconductors & Semiconductor Equipment 13.14%
Advanced Micro Devices, Inc.*	7,230	379
Applied Materials, Inc.	3,674	183
Inphi Corp.*	3,120	301
NVIDIA Corp.	1,945	568
QUALCOMM, Inc.	3,101	244
Total		1,675

Software 21.83%
DocuSign, Inc.*	2,837	297
Microsoft Corp.	5,263	943
Paycom Software, Inc.*	1,053	275
RingCentral, Inc. Class A*	1,771	405
SVMK, Inc.*	19,802	311
Trade Desk, Inc. (The) Class A*	1,137	332
Zoom Video Communications, Inc. Class A*	1,626	220
Total		2,783

Technology Hardware, Storage & Peripheral 5.26%
Apple, Inc.	2,285	671

Textiles, Apparel & Luxury Goods 3.83%
Lululemon Athletica, Inc. (Canada)*(a)	1,088	243
NIKE, Inc. Class B	2,808	245
Total		488
Total Common Stocks (cost $10,793,805)		12,301

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(concluded)

FOCUSED GROWTH FUND April 30, 2020

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 7.10%

Repurchase Agreement
Repurchase Agreement dated 4/30/2020, 0.00% due 5/1/2020 with Fixed Income Clearing Corp. collateralized by $900,000 of U.S. Treasury Note at 2.125% due 8/15/2021; value: $926,600; proceeds: $905,080 (cost $905,080)	$905	$905
Total Investments in Securities 103.59% (cost $11,698,885)		13,206
Liabilities in Excess of Other Assets (3.59)%		(458)
Net Assets 100.00%		$12,748

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$12,301	$–	$–	$12,301
Short-Term Investment
Repurchase Agreement	–	905	–	905
Total	$12,301	$905	$–	$13,206

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)

FOCUSED LARGE CAP VALUE FUND April 30, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.69%

Aerospace & Defense 2.57%
General Dynamics Corp.	48,847	$6,380

Airlines 2.87%
Delta Air Lines, Inc.	275,530	7,139

Auto Components 2.48%
Lear Corp.	63,167	6,168

Automobiles 4.13%
Thor Industries, Inc.	154,987	10,260

Banks 8.56%
Citigroup, Inc.	166,792	8,099
U.S. Bancorp	169,470	6,186
Wells Fargo & Co.	240,384	6,983
Total		21,268

Capital Markets 7.85%
Ameriprise Financial, Inc.	68,646	7,890
Invesco Ltd.	721,968	6,224
KKR & Co., Inc. Class A	213,417	5,380
Total		19,494

Chemicals 6.96%
Dow, Inc.*	233,437	8,565
DuPont de Nemours, Inc.	185,786	8,735
Total		17,300

Consumer Finance 7.12%
Ally Financial, Inc.	521,752	8,552
Discover Financial Services	212,478	9,130
Total		17,682

Diversified Telecommunication Services 1.74%
Verizon Communications, Inc.	75,406	4,332

Electronic Equipment, Instruments & Components 3.22%
Avnet, Inc.	266,611	8,004
Investments	Shares		Fair Value (000)
Energy Equipment & Services 1.45%
National Oilwell Varco, Inc.		285,136	$3,604

Entertainment 1.87%
Walt Disney Co. (The)		42,963	4,646

Health Care Providers & Services 11.73%
CVS Health Corp.		122,822	7,560
Laboratory Corp. of America Holdings*		42,579	7,002
McKesson Corp.		52,400	7,401
Universal Health Services, Inc. Class B		68,086	7,196
Total			29,159

Household Products 3.29%
Spectrum Brands Holdings, Inc.		190,122	8,187

Insurance 6.04%
American International Group, Inc.		323,947	8,238
AXA SA(a)	EUR	381,291	6,778
Total			15,016

Leisure Products 4.04%
Brunswick Corp.		210,452	10,043

Machinery 3.13%
Westinghouse Air Brake Technologies Corp.		137,772	7,773

Media 3.39%
Nexstar Media Group, Inc. Class A		120,081	8,411

Metals & Mining 2.88%
Nucor Corp.		173,875	7,162

Oil, Gas & Consumable Fuels 5.10%
Marathon Petroleum Corp.		137,812	4,421
Noble Energy, Inc.		485,159	4,759
Total SA ADR		99,114	3,484
Total			12,664

See Notes to Financial Statements.	35

Schedule of Investments (continued)

FOCUSED LARGE CAP VALUE FUND April 30, 2020

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 2.80%
Intel Corp.	116,001	$6,958

Specialty Retail 2.82%
Lowe’s Cos., Inc.	66,818	6,999

Tobacco 2.65%
Altria Group, Inc.	167,846	6,588
Total Common Stocks (cost $224,115,722)		245,237
Investments	Shares	Fair Value (000)
SHORT-TERM INVESTMENT 0.69%

Repurchase Agreement
Repurchase Agreement dated 4/30/2020, 0.00% due 5/1/2020 with Fixed Income Clearing Corp. collateralized by $1,725,000 of U.S. Treasury Note at 1.75% due 7/31/2021; value: $1,766,447; proceeds: $1,726,836 (cost $1,726,836)	$1,727	$1,727
Total Investments in Securities 99.38% (cost $225,842,558)		246,964
Other Assets in Excess of Liabilities 0.62%		1,530
Net Assets 100.00%		$248,494

ADR	American Depositary Receipt.
EUR	Euro.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks
Insurance	$8,238	$6,778	$–	$15,016
Remaining Industries	230,221	–	–	230,221
Short-Term Investment
Repurchase Agreement	–	1,727	–	1,727
Total	$238,459	$8,505	$–	$246,964

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)

FOCUSED SMALL CAP VALUE FUND April 30, 2020

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.53%

COMMON STOCKS 98.00%

Aerospace & Defense 1.29%
Triumph Group, Inc.	153,491	$1,081

Auto Components 4.49%
American Axle & Manufacturing Holdings, Inc.*	305,559	1,320
LCI Industries	28,081	2,435
Total		3,755

Automobiles 3.23%
Thor Industries, Inc.	40,777	2,700

Banks 16.12%
Bancorp, Inc. (The)*	336,656	2,346
BankUnited, Inc.	101,500	2,011
Cullen/Frost Bankers, Inc.	33,534	2,410
Opus Bank	126,001	2,422
Sterling Bancorp	121,100	1,493
TCF Financial Corp.	65,696	1,950
Valley National Bancorp	101,165	846
Total		13,478

Building Products 3.72%
Masonite International Corp.*	52,644	3,110

Capital Markets 7.48%
Brightsphere Investment Group, Inc.*	236,893	1,756
Golub Capital BDC, Inc.(a)	151,400	1,553
Moelis & Co. Class A	59,800	1,786
Victory Capital Holdings, Inc. Class A	77,169	1,165
Total		6,260

Chemicals 5.00%
AdvanSix, Inc.*	173,744	2,116
Axalta Coating Systems Ltd.*	104,717	2,067
Total		4,183
Investments	Shares	Fair Value (000)
Construction & Engineering 6.84%
Arcosa, Inc.	49,709	$1,853
Comfort Systems USA, Inc.	57,122	1,902
EMCOR Group, Inc.	30,892	1,962
Total		5,717

Consumer Finance 2.12%
Ally Financial, Inc.	108,073	1,771

Electronic Equipment, Instruments & Components 2.56%
Avnet, Inc.	71,258	2,139

Energy Equipment & Services 0.83%
Core Laboratories NV (Netherlands)(a)(b)	35,361	693

Equity Real Estate Investment Trusts 1.75%
Outfront Media, Inc.	93,467	1,467

Health Care Equipment & Supplies 1.81%
Natus Medical, Inc.*	60,696	1,517

Health Care Providers & Services 1.17%
AMN Healthcare Services, Inc.*	20,798	977

Household Products 2.87%
Spectrum Brands Holdings, Inc.	55,727	2,400

Insurance 3.48%
Axis Capital Holdings Ltd.	31,800	1,164
ProSight Global, Inc.*	208,430	1,742
Total		2,906

Leisure Products 3.92%
Malibu Boats, Inc. Class A*	95,400	3,280

Machinery 9.78%
Alamo Group, Inc.	21,642	2,131
Blue Bird Corp.*	95,300	1,169
Columbus McKinnon Corp.	85,500	2,315
Hillenbrand, Inc.	122,443	2,565
Total		8,180

See Notes to Financial Statements.	37

Schedule of Investments (continued)

FOCUSED SMALL CAP VALUE FUND April 30, 2020

Investments	Shares		Fair Value (000)
Media 2.06%
Nexstar Media Group, Inc. Class A		24,596	$1,723

Metals & Mining 3.31%
Lundin Mining Corp.(c)	CAD	565,200	2,769

Oil, Gas & Consumable Fuels 4.11%
MEG Energy Corp.*(c)	CAD	308,200	688
Par Pacific Holdings, Inc.*		132,508	1,288
Parsley Energy, Inc. Class A		71,071	672
WPX Energy, Inc.*		129,195	792
Total			3,440

Semiconductors & Semiconductor Equipment 4.19%
Advanced Energy Industries, Inc.*		25,700	1,429
Ichor Holdings Ltd.*		83,300	2,074
Total			3,503

Specialty Retail 2.21%
Williams-Sonoma, Inc.		29,891	1,849

Thrifts & Mortgage Finance 1.24%
Essent Group Ltd.		38,100	1,041

Trading Companies & Distributors 2.42%
Beacon Roofing Supply, Inc.*		91,948	2,023
Total Common Stocks (cost $101,049,536)			81,962

	Principal Amount (000)
CORPORATE BONDS 1.50%

Oil, Gas & Consumable Fuels 0.40%
Centennial Resource Production LLC†(d)		$1,100,000	336

Real Estate Management & Development 1.10%
Realogy Group LLC†(e)		1,300,000	918
Total Corporate Bonds (cost $2,248,428)			1,254
Investments	Shares	Fair Value (000)
RIGHTS 0.03%

Capital Markets
Golub Capital BDC, Inc.*(f)	37,475	$24
Total Long-Term Investments (cost $103,297,964)		83,240

	Principal Amount (000)
SHORT-TERM INVESTMENTS 2.81%

Repurchase Agreement 0.32%
Repurchase Agreement dated 4/30/2020, 0.00% due 5/1/2020 with Fixed Income Clearing Corp. collateralized by $270,000 of U.S. Treasury Note at 2.125% due 8/15/2021; value: $277,980; proceeds: $270,009 (cost $270,009)	$270	270

	Shares (000)
Money Market Funds 2.49%
CitiBank N.A.(g)	208	208
Fidelity Government Portfolio(g)	1,877	1,877
Total Money Market Funds (cost $2,085,120)		2,085
Total Short-Term Investments (cost $2,355,129)		2,355
Total Investments in Securities 102.34% (cost $105,653,093)		85,595
Liabilities in Excess of Cash, Securities Lending and Other Assets (2.34)%		(1,960)
Net Assets 100.00%		$83,635

38	See Notes to Financial Statements.

Schedule of Investments (continued)

FOCUSED SMALL CAP VALUE FUND April 30, 2020

CAD	Canadian dollar.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2020, the total value of Rule 144A securities was $1,254, which represents 1.50% of net assets.
(a)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	The security has an interest rate 6.88% with a maturity of 4/01/2027.
(e)	The security has an interest rate 9.38% with a maturity of 4/01/2027.
(f)	The rights has an expiration of 5/07/2020.
(g)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Long-Term Investments
Common Stocks	$81,962	$–	$–	$81,962
Corporate Bonds	–	1,254	–	1,254
Rights	24	–	–	24
Short-Term Investments
Repurchase Agreement	–	270	–	270
Money Market Funds	2,085	–	–	2,085
Total	$84,071	$1,524	$–	$85,595

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND April 30, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.44%

Aerospace & Defense 3.06%
General Dynamics Corp.	211,982	$27,689
Raytheon Technologies Corp.	443,798	28,763
Total		56,452

Auto Components 0.85%
Lear Corp.	160,699	15,692

Banks 9.57%
Citigroup, Inc.	818,334	39,738
East West Bancorp, Inc.	739,333	25,929
JPMorgan Chase & Co.	549,643	52,634
U.S. Bancorp	716,905	26,167
Wells Fargo & Co.	1,111,538	32,290
Total		176,758

Beverages 1.70%
PepsiCo, Inc.	237,966	31,480

Biotechnology 1.46%
Amgen, Inc.	57,668	13,795
Gilead Sciences, Inc.	156,553	13,151
Total		26,946

Building Products 1.49%
Masco Corp.	671,790	27,570

Capital Markets 4.38%
Ameriprise Financial, Inc.	237,366	27,283
BlackRock, Inc.	48,585	24,392
E*TRADE Financial Corp.	718,877	29,193
Total		80,868

Chemicals 3.64%
Corteva, Inc.*	901,410	23,608
Dow, Inc.*	492,710	18,077
PPG Industries, Inc.	282,139	25,627
Total		67,312

Consumer Finance 1.83%
American Express Co.	371,000	33,854
Investments	Shares		Fair Value (000)
Diversified Telecommunication Services 2.67%
Verizon Communications, Inc.		857,110	$49,241

Electric: Utilities 5.79%
American Electric Power Co., Inc.		274,142	22,784
Duke Energy Corp.		300,122	25,408
Edison International		467,798	27,465
NextEra Energy, Inc.		135,851	31,398
Total			107,055

Electrical Equipment 1.52%
Hubbell, Inc.		225,656	28,078

Electronic Equipment, Instruments & Components 1.10%
Avnet, Inc.		674,489	20,248

Energy Equipment & Services 0.67%
National Oilwell Varco, Inc.		976,945	12,349

Entertainment 1.26%
Walt Disney Co. (The)		215,891	23,349

Equity Real Estate Investment Trusts 2.82%
Alexandria Real Estate
Equities, Inc.		165,325	25,971
Prologis, Inc.		293,457	26,185
Total			52,156

Food Products 2.94%
Danone SA(a)	EUR	134,200	9,354
General Mills, Inc.		372,754	22,324
Nestle SA ADR		215,623	22,662
Total			54,340

Health Care Equipment & Supplies 2.58%
Alcon, Inc. (Switzerland)*(b)		310,052	16,374
Medtronic plc (Ireland)(b)		320,219	31,263
Total			47,637

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND April 30, 2020

Investments	Shares	Fair Value (000)
Health Care Providers & Services 5.89%
Anthem, Inc.	100,776	$28,291
CVS Health Corp.	494,276	30,423
McKesson Corp.	121,673	17,186
Quest Diagnostics, Inc.	101,531	11,179
Universal Health Services, Inc. Class B	205,400	21,709
Total		108,788

Hotels, Restaurants & Leisure 0.58%
Starbucks Corp.	139,900	10,734

Household Products 1.66%
Procter & Gamble Co. (The)	260,763	30,736

Industrial Conglomerates 0.95%
Honeywell International, Inc.	124,214	17,626

Information Technology Services 1.01%
Mastercard, Inc. Class A	67,800	18,643

Insurance 4.88%
American International Group, Inc.	939,722	23,897
Axis Capital Holdings Ltd.	451,216	16,514
Everest Re Group Ltd.	102,015	17,662
Globe Life, Inc.	117,800	9,700
Hartford Financial Services Group, Inc. (The)	588,466	22,356
Total		90,129

Interactive Media & Services 2.70%
Alphabet, Inc. Class A*	21,430	28,860
Facebook, Inc. Class A*	102,670	21,017
Total		49,877

Internet & Direct Marketing Retail 1.23%
eBay, Inc.	571,300	22,755

Machinery 3.14%
Cummins, Inc.	204,200	33,386
Westinghouse Air Brake Technologies Corp.	435,657	24,580
Total		57,966
Investments	Shares		Fair Value (000)
Media 2.01%
Comcast Corp. Class A		460,222	$17,318
Fox Corp. Class A		355,500	9,197
Nexstar Media Group, Inc. Class A		150,650	10,551
Total			37,066

Metals & Mining 0.55%
Nucor Corp.		246,285	10,144

Multi-Utilities 1.15%
CMS Energy Corp.		370,600	21,158

Oil, Gas & Consumable Fuels 6.01%
Chevron Corp.		314,530	28,937
Marathon Petroleum Corp.		732,453	23,497
Noble Energy, Inc.		2,395,081	23,495
ONEOK, Inc.		299,262	8,957
Suncor Energy, Inc. (Canada)(b)		549,457	9,808
Total SA ADR		466,920	16,412
Total			111,106

Personal Products 0.92%
Unilever plc(a)	GBP	330,200	17,003

Pharmaceuticals 5.66%
Johnson & Johnson		159,397	23,916
Merck & Co., Inc.		351,749	27,908
Novartis AG ADR		346,123	29,327
Sanofi(a)	EUR	239,450	23,388
Total			104,539

Semiconductors & Semiconductor Equipment 2.59%
Intel Corp.		644,978	38,686
Texas Instruments, Inc.		78,497	9,111
Total			47,797

Software 2.88%
Microsoft Corp.		152,100	27,258
Oracle Corp.		491,410	26,030
Total			53,288

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND April 30, 2020

Investments	Shares	Fair Value (000)
Specialty Retail 3.21%
Lowe’s Cos., Inc.	300,900	$31,519
TJX Cos., Inc. (The)	568,206	27,871
Total		59,390

Technology Hardware, Storage & Peripherals 1.52%
Apple, Inc.	95,500	28,058

Tobacco 1.57%
Philip Morris International, Inc.	387,762	28,927
Total Common Stocks (cost $1,846,478,331)		1,837,115
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.41%

Repurchase Agreement
Repurchase Agreement dated 4/30/2020, 0.00% due 5/1/2020 with Fixed Income Clearing Corp. collateralized by $7,565,000 of U.S. Treasury Note at 2.00% due 8/31/2021; value: $7,773,771; proceeds: $7,616,639 (cost $7,616,639)	$7,617	$7,617
Total Investments in Securities 99.85% (cost $1,854,094,970)		1,844,732
Cash, Foreign Cash and Other Assets in Excess Liabilities 0.15%		2,685
Net Assets 100.00%		$1,847,417

ADR	American Depositary Receipt.
EUR	Euro.
GBP	British pound.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks
Food Products	$44,986	$9,354	$–	$54,340
Personal Products	–	17,003	–	17,003
Pharmaceuticals	81,151	23,388	–	104,539
Remaining Industries	1,661,233	–	–	1,661,233
Short-Term Investment
Repurchase Agreement	–	7,617	–	7,617
Total	$1,787,370	$57,362	$–	$1,844,732

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GLOBAL EQUITY RESEARCH FUND April 30, 2020

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 98.36%

Australia 1.04%

Equity Real Estate Investment Trusts
Goodman Group	8,447	$72

Austria 0.65%

Banks
BAWAG Group AG†	1,322	45

Belgium 1.34%

Banks
KBC Group NV	1,709	93

Brazil 0.96%

Metals & Mining
Vale SA	8,101	67

Canada 4.61%

Information Technology Services 1.53%
Shopify, Inc.*	168	106

Insurance 1.30%
Intact Financial Corp.	943	90

Multi-Utilities 1.02%
Algonquin Power & Utilities Corp.	5,095	71

Oil, Gas & Consumable Fuels 0.76%
Pembina Pipeline Corp.	2,324	53
Total Canada		320

China 5.01%

Insurance 1.29%
Ping An Insurance Group Co. of China Ltd. Class H	8,799	90

Interactive Media & Services 1.86%
Tencent Holdings Ltd.	2,456	129
Investments	Shares	U.S. $ Fair Value (000)
Internet & Direct Marketing Retail 1.86%
Alibaba Group Holding Ltd. ADR*	636	$129
Total China		348

Denmark 2.61%

Beverages 1.30%
Carlsberg A/S Class B	718	90

Pharmaceuticals 1.31%
Novo Nordisk A/S Class B	1,424	91
Total Denmark		181

France 2.95%

Beverages 1.08%
Pernod Ricard SA	490	75

Oil, Gas & Consumable Fuels 0.83%
Total SA	1,633	58

Textiles, Apparel & Luxury Goods 1.04%
LVMH Moet Hennessy Louis Vuitton SE	188	72
Total France		205

Germany 2.16%

Industrial Conglomerates 1.14%
Siemens AG Registered Shares	854	79

Semiconductors & Semiconductor Equipment 1.02%
Infineon Technologies AG	3,802	71
Total Germany		150

Hong Kong 1.24%

Real Estate Management & Development
Kerry Properties Ltd.	31,107	86

India 0.94%

Banks
ICICI Bank Ltd. ADR	6,615	65

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY RESEARCH FUND April 30, 2020

Investments	Shares	U.S. $ Fair Value (000)
Japan 4.37%

Building Products 1.35%
Sanwa Holdings Corp.	12,078	$94

Construction & Engineering 1.12%
SHO-BOND Holdings Co. Ltd.	1,938	78

Electronic Equipment, Instruments & Components 1.19%
Azbil Corp.	3,137	82

Personal Products 0.71%
Shiseido Co., Ltd.	840	49
Total Japan		303

Mexico 0.72%

Banks
Grupo Financiero Banorte SAB de CV	18,463	50

New Zealand 1.27%

Diversified Telecommunication Services
Spark New Zealand Ltd.	32,667	88

Russia 0.76%

Oil, Gas & Consumable Fuels
Lukoil PJSC ADR	813	53

South Africa 0.73%

Metals & Mining
Anglo American plc	2,842	51

South Korea 2.23%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	3,765	155

Spain 0.69%

Containers & Packaging
Vidrala SA	536	48
Investments	Shares	U.S. $ Fair Value (000)
Taiwan 1.40%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	9,645	$97

United Kingdom 5.21%

Capital Markets 1.37%
London Stock Exchange Group plc	1,016	95

Insurance 1.22%
Prudential plc	6,037	85

Multi-Utilities 1.18%
National Grid plc	6,955	82

Pharmaceuticals 1.44%
AstraZeneca plc ADR	1,915	100
Total United Kingdom		362

United States 57.47%

Aerospace & Defense 0.65%
Raytheon Technologies Corp.	695	45

Auto Components 1.20%
Lear Corp.	851	83

Banks 1.47%
JPMorgan Chase & Co.	1,069	102

Beverages 1.81%
Coca-Cola Co. (The)	2,752	126

Biotechnology 1.54%
Vertex Pharmaceuticals, Inc.*	426	107

Capital Markets 1.46%
MSCI, Inc.	310	101

Chemicals 1.15%
Axalta Coating Systems Ltd.*	4,041	80

Commercial Services & Supplies 0.94%
Waste Management, Inc.	652	65

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY RESEARCH FUND April 30, 2020

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Consumer Finance 0.99%
Discover Financial Services	1,608	$69

Electric: Utilities 2.33%
Evergy, Inc.	1,373	80
FirstEnergy Corp.	1,986	82
		162

Electrical Equipment 1.17%
AMETEK, Inc.	970	81

Entertainment 2.06%
Netflix, Inc.*	180	75
Walt Disney Co. (The)	626	68
		143

Equity Real Estate Investment Trusts 0.98%
Alexandria Real Estate
Equities, Inc.	432	68

Food & Staples Retailing 3.61%
Sysco Corp.	1,500	84
Walmart, Inc.	1,371	167
		251

Food Products 0.72%
Mondelez International, Inc. Class A	961	50

Health Care Equipment & Supplies 0.96%
Boston Scientific Corp.*	1,798	67

Health Care Providers & Services 2.13%
CVS Health Corp.	1,584	97
UnitedHealth Group, Inc.	173	51
		148

Hotels, Restaurants & Leisure 1.51%
Aramark	1,428	39
Chipotle Mexican Grill, Inc.*	75	66
		105
Investments	Shares	U.S. $ Fair Value (000)
Information Technology Services 1.63%
Mastercard, Inc. Class A	412	$113

Interactive Media & Services 3.61%
Alphabet, Inc. Class A*	129	174
Facebook, Inc. Class A*	378	77
		251

Internet & Direct Marketing Retail 3.53%
Amazon.com, Inc.*	99	245

Life Sciences Tools & Services 0.88%
10X Genomics, Inc. Class A*	768	61

Machinery 1.30%
Hillenbrand, Inc.	1,593	34
Stanley Black & Decker, Inc.	510	56
		90

Multi-Line Retail 0.66%
Dollar Tree, Inc.*	571	46

Oil, Gas & Consumable Fuels 1.17%
Marathon Petroleum Corp.	1,133	37
Noble Energy, Inc.	4,498	44
		81

Pharmaceuticals 3.28%
Merck & Co., Inc.	1,770	140
Zoetis, Inc.	680	88
		228

Road & Rail 1.81%
Norfolk Southern Corp.	383	66
Saia, Inc.*	653	60
		126

Semiconductors & Semiconductor Equipment 1.96%
NVIDIA Corp.	465	136

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY RESEARCH FUND April 30, 2020

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Software 7.40%
Microsoft Corp.	1,318	$236
RingCentral, Inc. Class A*	380	87
salesforce.com, Inc.*	610	99
Trade Desk, Inc. (The) Class A*	313	92
		514

Specialty Retail 0.82%
TJX Cos., Inc. (The)	1,154	57

Tobacco 1.70%
Philip Morris International, Inc.	1,583	118
Investments	Shares	U.S. $ Fair Value (000)
Wireless Telecommunication Services 1.04%
T-Mobile US, Inc.*	815	$72
Total United States		3,991
Total Investments in Common Stock 98.36% (cost $6,990,222)		6,830
Cash, Foreign Cash and Other Assets in Excess Liabilities 1.64%		114
Net Assets 100.00%		$6,944

ADR	American Depositary Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2020, the total value of Rule 144A securities was $45, which represents 0.65% of net assets.
*	Non-income producing security.

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

GLOBAL EQUITY RESEARCH FUND April 30, 2020

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks
Australia	$–	$72	$–	$72
Austria	–	45	–	45
Belgium	–	93	–	93
Brazil	67	–	–	67
Canada	320	–	–	320
China	129	219	–	348
Denmark	–	181	–	181
France	–	205	–	205
Germany	–	150	–	150
Hong Kong	–	86	–	86
India	65	–	–	65
Japan	–	303	–	303
Mexico	50	–	–	50
New Zealand	–	88	–	88
Russia	–	53	–	53
South Africa	–	51	–	51
South Korea	–	155	–	155
Spain	48	–	–	48
Taiwan	–	97	–	97
United Kingdom	185	177	–	362
United States	3,991	–	–	3,991
Total	$4,855	$1,975	$–	$6,830

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)

GROWTH LEADERS FUND April 30, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.91%

Aerospace & Defense 0.78%
Teledyne Technologies, Inc.*	102,662	$33,434

Air Freight & Logistics 0.48%
ZTO Express Cayman, Inc. ADR	697,126	20,746

Automobiles 1.88%
Tesla, Inc.*	103,561	80,972

Biotechnology 7.75%
Arena Pharmaceuticals, Inc.*	414,466	20,297
Argenx SE ADR*	127,461	18,672
Immunomedics, Inc.*	1,716,132	52,136
Iovance Biotherapeutics, Inc.*	952,446	30,621
Mirati Therapeutics, Inc.*	308,173	26,207
Regeneron Pharmaceuticals, Inc.*	36,611	19,253
Seattle Genetics, Inc.*	380,699	52,243
Turning Point Therapeutics, Inc.*	351,228	18,092
Vertex Pharmaceuticals, Inc.*	383,174	96,253
Total		333,774

Capital Markets 2.03%
MarketAxess Holdings, Inc.	99,804	45,412
MSCI, Inc.	128,533	42,030
Total		87,442

Communications Equipment 0.91%
Lumentum Holdings, Inc.*	483,120	39,089

Diversified Consumer Services 1.48%
Bright Horizons Family Solutions, Inc.*	180,134	20,977
Chegg, Inc.*	1,003,771	42,911
Total		63,888
Investments	Shares	Fair Value (000)
Electrical Equipment 1.45%
AMETEK, Inc.	349,246	$29,292
Generac Holdings, Inc.*	340,489	33,177
Total		62,469

Entertainment 3.75%
Activision Blizzard, Inc.	328,959	20,964
Netflix, Inc.*	248,988	104,538
Roku, Inc.*	298,182	36,149
Total		161,651

Food & Staples Retailing 0.57%
Costco Wholesale Corp.	80,594	24,420

Health Care Equipment & Supplies 4.70%
Danaher Corp.	201,842	32,993
DexCom, Inc.*	208,240	69,802
Insulet Corp.*	160,591	32,074
Intuitive Surgical, Inc.*	62,590	31,976
Nevro Corp.*	300,256	35,322
Total		202,167

Health Care Technology 0.77%
Teladoc Health, Inc.*	202,270	33,292

Hotels, Restaurants & Leisure 0.78%
Chipotle Mexican Grill, Inc.*	38,319	33,665

Information Technology Services 9.50%
Akamai Technologies, Inc.*	558,603	54,581
EPAM Systems, Inc.*	200,858	44,368
Mastercard, Inc. Class A	364,696	100,280
PayPal Holdings, Inc.*	184,514	22,695
Shopify, Inc. Class A (Canada)*(a)	130,331	82,407
Square, Inc. Class A*	680,399	44,321
Visa, Inc. Class A	336,683	60,172
Total		408,824

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND April 30, 2020

Investments	Shares	Fair Value (000)
Interactive Media & Services 7.11%
Alphabet, Inc. Class A*	145,295	$195,669
Facebook, Inc. Class A*	435,167	89,083
Match Group, Inc.*	279,204	21,487
Total		306,239

Internet & Direct Marketing Retail 9.01%
Alibaba Group Holding Ltd. ADR*	95,709	19,397
Amazon.com, Inc.*	118,437	293,013
Chewy, Inc. Class A*	1,269,777	54,905
MercadoLibre, Inc. (Argentina)*(a)	35,454	20,688
Total		388,003

Leisure Products 1.23%
Peloton Interactive, Inc. Class A*	564,427	17,779
YETI Holdings, Inc.*	1,269,089	35,040
Total		52,819

Life Sciences Tools & Services 1.29%
10X Genomics, Inc. Class A*	421,760	33,686
Thermo Fisher Scientific, Inc.	65,369	21,878
Total		55,564

Pharmaceuticals 0.77%
Zoetis, Inc.	256,187	33,128

Professional Services 0.79%
TransUnion	429,428	33,835

Real Estate Management & Development 1.33%
Redfin Corp.*	2,718,426	57,440

Road & Rail 1.18%
Old Dominion Freight Line, Inc.	203,439	29,558
Uber Technologies, Inc.*	697,454	21,112
Total		50,670
Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 8.95%
Advanced Micro Devices, Inc.*	1,279,666	$67,042
Applied Materials, Inc.	624,970	31,048
Inphi Corp.*	679,299	65,580
Monolithic Power Systems, Inc.	219,616	43,903
NVIDIA Corp.	396,562	115,907
QUALCOMM, Inc.	787,926	61,986
Total		385,466

Software 22.33%
Adobe, Inc.*	88,242	31,206
Alteryx, Inc. Class A*	247,862	28,053
Atlassian Corp. plc Class A (Australia)*(a)	279,566	43,470
Coupa Software, Inc.*	113,094	19,915
Crowdstrike Holdings, Inc. Class A*	804,334	54,421
DocuSign, Inc.*	806,778	84,510
Five9, Inc.*	650,687	60,299
Intuit, Inc.	148,109	39,961
Microsoft Corp.	1,692,493	303,312
Paycom Software, Inc.*	111,450	29,091
Paylocity Holding Corp.*	400,238	45,839
RingCentral, Inc. Class A*	354,301	80,969
SVMK, Inc.*	2,199,821	34,537
Trade Desk, Inc. (The)Class A*	176,558	51,657
Zoom Video Communications, Inc. Class A*	402,131	54,356
Total		961,596

Specialty Retail 0.90%
Carvana Co.*(b)	481,116	38,542

Technology Hardware, Storage & Peripherals 4.81%
Apple, Inc.	704,544	206,995

See Notes to Financial Statements.	49

Schedule of Investments (continued)

GROWTH LEADERS FUND April 30, 2020

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 2.38%
Lululemon Athletica, Inc. (Canada)*(a)	191,390	$42,772
NIKE, Inc. Class B	683,742	59,608
Total		102,380
Total Common Stocks (cost $3,525,356,153)		4,258,510

	Principal Amount (000)
SHORT-TERM INVESTMENTS 3.55%

Repurchase Agreement
Repurchase Agreement dated 4/30/2020, 0.00% due 5/1/2020 with Fixed Income Clearing Corp. collateralized by $130,075,000 of U.S. Treasury Note at 2.625% due 12/15/2021 value: $136,451,146; proceeds: $133,774,523 (cost $133,774,523)	$133,775	$133,775
Investments	Shares	Fair Value (000)
Money Market Funds 0.44%
CitiBank N.A.(c)	1,919	$1,919
Fidelity Government Portfolio(c)	17,267	17,267
Total Money Market Funds (cost $19,186,124)		19,186
Total Short-Term Investments (cost $152,960,647)		152,961
Total Investments in Securities 102.46% (cost $3,678,316,800)		4,411,471
Liabilities in Excess of Cash, Securities Lending and Other Assets (2.46)%		(105,796)
Net Assets 100.00%		$4,305,675

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$4,258,510	$–	$–	$4,258,510
Short-Term Investments
Repurchase Agreement	–	133,775	–	133,775
Money Market Funds	19,186	–	–	19,186
Total	$4,277,696	$133,775	$–	$4,411,471

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)

HEALTH CARE FUND April 30, 2020

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 94.00%

Belgium 1.34%

Pharmaceuticals
UCB SA	566	$52

Denmark 4.72%

Biotechnology 1.36%
Genmab A/S*	221	53

Pharmaceuticals 3.36%
Novo Nordisk A/S Class B	2,055	131
Total Denmark		184

Germany 0.31%

Biotechnology
MorphoSys AG ADR*	444	12

Netherlands 1.44%

Biotechnology
Argenx SE*	224	33
uniQure NV*	356	23
Total Netherlands		56

Switzerland 6.38%

Life Sciences Tools & Services 2.30%
Lonza Group AG Registered Shares*	158	69
Tecan Group AG	65	21
		90

Pharmaceuticals 4.08%
Novartis AG Registered Shares	484	41
Roche Holding AG	341	118
		159
Total Switzerland		249
Investments	Shares	U.S. $ Fair Value (000)
United Kingdom 3.64%

Pharmaceuticals
AstraZeneca plc	1,189	$124
GW Pharmaceuticals plc ADR*	180	18
Total United Kingdom		142

United States 76.17%

Biotechnology 25.97%
Acceleron Pharma, Inc.*	350	32
Amgen, Inc.	405	97
Arena Pharmaceuticals, Inc.*	550	27
Black Diamond Therapeutics, Inc.*	450	17
Blueprint Medicines Corp.*	281	16
Bridgebio Pharma, Inc.*	1,133	34
ChemoCentryx, Inc.*	641	34
Coherus Biosciences, Inc.*	977	16
Immunomedics, Inc.*	2,088	63
Insmed, Inc.*	902	21
Iovance Biotherapeutics, Inc.*	1,144	37
Karuna Therapeutics, Inc.*	323	27
Krystal Biotech, Inc.*	522	25
Mirati Therapeutics, Inc.*	371	31
Natera, Inc.*	1,130	42
Neurocrine Biosciences, Inc.*	333	33
NextCure, Inc.*	553	18
PTC Therapeutics, Inc.*	350	18
Regeneron Pharmaceuticals, Inc.*	89	47
REVOLUTION Medicines, Inc.*	680	21
Rocket Pharmaceuticals, Inc.*	1,329	20
Sarepta Therapeutics, Inc.*	326	38
Seattle Genetics, Inc.*	461	63
Stoke Therapeutics, Inc.*	730	15
TG Therapeutics, Inc.*	1,774	21
Turning Point Therapeutics, Inc.*	616	32
Twist Bioscience Corp.*	1,188	39
Vertex Pharmaceuticals, Inc.*	514	129
		1,013

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

HEALTH CARE FUND April 30, 2020

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Health Care Equipment & Supplies 21.59%
Abbott Laboratories	1,507	$139
Align Technology, Inc.*	157	34
Axonics Modulation Technologies, Inc.*	749	24
Boston Scientific Corp.*	2,004	75
Cooper Cos., Inc. (The)	123	35
Danaher Corp.	692	113
DexCom, Inc.*	197	66
Edwards Lifesciences Corp.*	251	55
IDEXX Laboratories, Inc.*	112	31
Insulet Corp.*	233	46
Intuitive Surgical, Inc.*	131	67
Natus Medical, Inc.*	796	20
Nevro Corp.*	345	41
Penumbra, Inc.*	107	19
Teleflex, Inc.	114	38
Zimmer Biomet Holdings, Inc.	327	39
		842

Health Care Providers & Services 10.43%
Anthem, Inc.	172	48
Centene Corp.*	952	64
CVS Health Corp.	1,301	80
Guardant Health, Inc.*	354	27
HealthEquity, Inc.*	321	18
UnitedHealth Group, Inc.	581	170
		407

Health Care Technology 2.05%
Phreesia, Inc.*	822	21
Teladoc Health, Inc.*	208	34
Veeva Systems, Inc. Class A*	128	25
		80

Insurance 0.38%
eHealth, Inc.*	141	15
Investments	Shares	U.S. $ Fair Value (000)
Life Sciences Tools & Services 7.44%
10X Genomics, Inc. Class A*	530	$42
Adaptive Biotechnologies Corp.*	575	18
Bio-Rad Laboratories, Inc. Class A*	133	59
Charles River Laboratories International, Inc.*	199	29
Codexis, Inc.*	1,915	22
Repligen Corp.*	258	30
Thermo Fisher Scientific, Inc.	268	90
		290

Pharmaceuticals 8.31%
Johnson & Johnson	543	82
Merck & Co., Inc.	1,918	152
Zoetis, Inc.	699	90
		324
Total United States		2,971
Total Common Stocks (cost $3,382,195)		3,666

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.31%

Repurchase Agreement
Repurchase Agreement dated 4/30/2020, 0.00% due 5/1/2020 with Fixed Income Clearing Corp. collateralized by $170,000 of U.S. Treasury Note at 2.125% due 8/15/2021; value: $175,025; proceeds: $167,608 (cost $167,608)	$168	168
Total Investments in Securities 98.31% (cost $3,549,803)		3,834
Other Assets in Excess of Liabilities 1.69%		66
Net Assets 100.00%		$3,900

ADR	American Depositary Receipt.
*	Non-income producing security.

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HEALTH CARE FUND April 30, 2020

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Belgium	$–	$52	$–	$52
Denmark	–	184	–	184
Germany	12	–	–	12
Netherlands	23	33	–	56
Switzerland	–	249	–	249
United Kingdom	18	124	–	142
United States	2,971	–	–	2,971
Short-Term Investment
Repurchase Agreement	–	168	–	168
Total	$3,024	$810	$–	$3,834

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)

INTERNATIONAL EQUITY FUND April 30, 2020

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 97.79%

Australia 3.54%

Biotechnology 0.61%
CSL Ltd.	10,232	$2,040

Capital Markets 0.91%
Macquarie Group Ltd.	45,713	3,028

Equity Real Estate Investment Trusts 0.63%
Goodman Group	245,029	2,087

Metals & Mining 1.39%
BHP Group Ltd.	225,734	4,608
Total Australia		11,763

Belgium 2.67%

Banks 1.21%
KBC Group NV	73,797	4,003

Beverages 0.52%
Anheuser-Busch InBev SA	37,389	1,741

Pharmaceuticals 0.94%
UCB SA	34,048	3,120
Total Belgium		8,864

Canada 2.70%

Aerospace & Defense 0.69%
CAE, Inc.	138,000	2,280

Food & Staples Retailing 0.79%
Alimentation Couche-Tard, Inc. Class B	93,800	2,618

Insurance 0.47%
Intact Financial Corp.	16,500	1,570

Oil, Gas & Consumable Fuels 0.75%
Pembina Pipeline Corp.	109,467	2,510
Total Canada		8,978
Investments	Shares	U.S. $ Fair Value (000)
Chile 0.48%

Metals & Mining
Lundin Mining Corp.	328,200	$1,608

China 10.69%

Banks 1.13%
China Construction Bank Corp. Class H	4,659,000	3,740

Information Technology Services 0.84%
GDS Holdings Ltd. ADR*	48,817	2,798

Insurance 1.55%
Ping An Insurance Group Co. of China Ltd. Class H	505,500	5,144

Interactive Media & Services 2.89%
Tencent Holdings Ltd.	182,600	9,599

Internet & Direct Marketing Retail 3.28%
Alibaba Group Holding Ltd. ADR*	53,727	10,889

Real Estate Management & Development 1.00%
Logan Property Holdings Co., Ltd.	2,112,000	3,329
Total China		35,499

Denmark 4.25%

Air Freight & Logistics 0.55%
DSV PANALPINA A/S	17,559	1,824

Beverages 1.17%
Carlsberg A/S Class B	30,850	3,892

Biotechnology 1.09%
Genmab A/S*	15,002	3,606

Pharmaceuticals 1.44%
Novo Nordisk A/S Class B	74,917	4,779
Total Denmark		14,101

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2020

Investments	Shares	U.S. $ Fair Value (000)
Finland 0.54%

Banks
Nordea Bank Abp	276,628	$1,793

France 9.49%

Aerospace & Defense 0.37%
Safran SA	13,247	1,232

Auto Components 0.94%
Cie Generale des Etablissements Michelin SCA	32,283	3,119

Beverages 1.04%
Pernod Ricard SA	22,589	3,449

Chemicals 1.39%
Air Liquide SA	36,307	4,613

Construction & Engineering 1.08%
Vinci SA	43,875	3,594

Oil, Gas & Consumable Fuels 0.78%
Total SA	73,035	2,592

Personal Products 1.39%
L’Oreal SA	15,909	4,626

Pharmaceuticals 0.61%
Sanofi	20,584	2,011

Software 0.22%
Dassault Systemes SE	5,011	734

Textiles, Apparel & Luxury Goods 1.67%
LVMH Moet Hennessy Louis Vuitton SE	14,300	5,528
Total France		31,498

Germany 7.58%

Air Freight & Logistics 1.04%
Deutsche Post AG Registered Shares	115,957	3,445
Investments	Shares	U.S. $ Fair Value (000)
Automobiles 0.78%
Volkswagen AG	17,432	$2,577

Chemicals 0.80%
Symrise AG	26,293	2,664

Insurance 1.15%
Allianz SE Registered Shares	20,798	3,828

Media 1.18%
Stroeer SE & Co. KGaA	61,941	3,920

Real Estate Management & Development 0.51%
Vonovia SE	34,281	1,695

Software 1.65%
SAP SE	46,111	5,492

Textiles, Apparel & Luxury Goods 0.47%
adidas AG	6,781	1,552
Total Germany		25,173

Hong Kong 4.53%

Capital Markets 1.21%
Hong Kong Exchanges & Clearing Ltd.	125,300	4,018

Insurance 1.95%
AIA Group Ltd.	703,800	6,459

Machinery 0.50%
Techtronic Industries Co. Ltd.	219,500	1,664

Real Estate Management & Development 0.87%
Kerry Properties Ltd.	1,043,500	2,882
Total Hong Kong		15,023

India 1.23%

Banks
HDFC Bank Ltd. ADR	44,822	1,943
ICICI Bank Ltd. ADR	220,017	2,147
Total India		4,090

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2020

Investments	Shares	U.S. $ Fair Value (000)
Indonesia 0.56%

Banks
Bank Rakyat Indonesia Persero Tbk PT	10,162,600	$1,849

Ireland 1.23%

Construction Materials
CRH plc	135,324	4,080

Japan 14.84%

Automobiles 1.86%
Toyota Motor Corp.	99,900	6,176

Beverages 0.76%
Asahi Group Holdings Ltd.	73,800	2,538

Building Products 1.23%
Daikin Industries Ltd.	31,700	4,068

Commercial Services & Supplies 0.82%
Secom Co. Ltd.	32,600	2,713

Electrical Equipment 0.99%
Nidec Corp.	56,200	3,272

Electronic Equipment, Instruments & Components 3.86%
Hitachi Ltd.	80,800	2,398
Keyence Corp.	6,900	2,464
Murata Manufacturing Co., Ltd.	83,700	4,716
TDK Corp.	37,700	3,250
		12,828

Health Care Equipment & Supplies 1.16%
Hoya Corp.	42,100	3,839

Household Durables 1.97%
Sony Corp.	101,900	6,558

Insurance 0.49%
Tokio Marine Holdings, Inc.	34,800	1,633
Investments	Shares	U.S. $ Fair Value (000)
Specialty Retail 0.66%
Fast Retailing Co. Ltd.	4,600	$2,181

Trading Companies & Distributors 1.04%
ITOCHU Corp.	175,400	3,439
Total Japan		49,245

Netherlands 3.42%

Chemicals 1.13%
Akzo Nobel NV	49,552	3,760

Oil, Gas & Consumable Fuels 0.86%
Royal Dutch Shell plc A Shares	172,809	2,845

Semiconductors & Semiconductor Equipment 1.43%
ASML Holding NV	16,295	4,760
Total Netherlands		11,365

Peru 0.53%

Banks
Credicorp Ltd.	11,693	1,743

Russia 1.24%

Oil, Gas & Consumable Fuels
Lukoil PJSC ADR	62,850	4,100

Singapore 0.71%

Banks
United Overseas Bank Ltd.	164,900	2,356

South Africa 1.04%

Metals & Mining
Anglo American plc	194,338	3,456

South Korea 2.79%

Personal Products 0.60%
LG Household & Health Care Ltd.	1,737	1,970

56	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL EQUITY FUND April 30, 2020

Investments	Shares	U.S. $ Fair Value (000)
South Korea (continued)

Technology Hardware, Storage & Peripherals 2.19%
Samsung Electronics Co., Ltd.	176,999	$7,278
Total South Korea		9,248

Spain 1.03%

Electric: Utilities
Iberdrola SA	343,323	3,415

Sweden 2.31%

Building Products 0.80%
Assa Abloy AB Class B	148,345	2,656

Machinery 1.51%
Atlas Copco AB A Shares	48,565	1,674
Sandvik AB*	217,076	3,339
		5,013
Total Sweden		7,669

Switzerland 8.08%

Capital Markets 1.02%
UBS Group AG	315,881	3,382

Food Products 2.14%
Nestle SA Registered Shares	67,054	7,102

Insurance 0.88%
Zurich Financial Services AG	9,231	2,927

Life Sciences Tools & Services 1.79%
Lonza Group AG Registered Shares	13,644	5,958

Pharmaceuticals 2.25%
Novartis AG Registered Shares	18,713	1,597
Roche Holding AG	16,909	5,855
		7,452
Total Switzerland		26,821
Investments	Shares	U.S. $ Fair Value (000)
Taiwan 3.18%

Machinery 1.17%
Airtac International Group	202,000	$3,871

Semiconductors & Semiconductor Equipment 2.01%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	125,907	6,690
Total Taiwan		10,561

United Kingdom 6.93%

Capital Markets 1.25%
London Stock Exchange Group plc	44,338	4,150

Insurance 0.50%
Prudential plc	118,176	1,667

Multi-Utilities 1.10%
National Grid plc	311,882	3,655

Personal Products 0.71%
Unilever NV	47,422	2,362

Pharmaceuticals 1.62%
AstraZeneca plc	51,453	5,381

Professional Services 1.75%
Intertek Group plc	34,519	2,060
RELX plc	165,349	3,731
		5,791
Total United Kingdom		23,006

United States 2.20%

Information Technology Services 1.65%
Accenture plc Class A	13,191	2,443
Fidelity National Information Services, Inc.	22,939	3,025
		5,468

Trading Companies & Distributors 0.55%
Ferguson plc	25,573	1,844
Total United States		7,312
Total Common Stocks (cost $325,276,008)		324,616

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2020

Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENT 2.17%

Repurchase Agreement
Repurchase Agreement dated 4/30/2020, 0.00% due 5/1/2020 with Fixed Income Clearing Corp. collateralized by $660,000 of U.S. Treasury Note at 1.625% due 12/31/21; and $6,365,000 of U.S. Treasury Note at 2.625% due 12/31/2021; value: $7,356,168; proceeds: $7,209,188 (cost $7,209,188)	$7,209	$7,209
Total Investments in Securities 99.96% (cost $332,485,196)		331,825
Foreign Cash and Other Assets in Excess of Liabilities 0.04%		132
Net Assets 100.00%		$331,957

ADR	American Depositary Receipt.
*	Non-income producing security.

58	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL EQUITY FUND April 30, 2020

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$–	$11,763	$–	$11,763
Belgium	–	8,864	–	8,864
Canada	8,978	–	–	8,978
Chile	1,608	–	–	1,608
China	13,687	21,812	–	35,499
Denmark	–	14,101	–	14,101
Finland	1,793	–	–	1,793
France	–	31,498	–	31,498
Germany	–	25,173	–	25,173
Hong Kong	–	15,023	–	15,023
India	4,090	–	–	4,090
Indonesia	–	1,849	–	1,849
Ireland	–	4,080	–	4,080
Japan	–	49,245	–	49,245
Netherlands	–	11,365	–	11,365
Peru	1,743	–	–	1,743
Russia	–	4,100	–	4,100
Singapore	–	2,356	–	2,356
South Africa	–	3,456	–	3,456
South Korea	–	9,248	–	9,248
Spain	–	3,415	–	3,415
Sweden	–	7,669	–	7,669
Switzerland	–	26,821	–	26,821
Taiwan	6,690	3,871	–	10,561
United Kingdom	–	23,006	–	23,006
United States	5,468	1,844	–	7,312
Short-Term Investment
Repurchase Agreement	–	7,209	–	7,209
Total	$44,057	$287,768	$–	$331,825

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2020

		U.S. $
		Fair Value
Investments	Shares	(000)
COMMON STOCKS 96.49%

Australia 3.36%

Auto Components 0.78%
GUD Holdings Ltd.	502,399	$2,982

Diversified Financial Services 0.70%
Omni Bridgeway Ltd.	1,032,510	2,693

Electric: Utilities 1.88%
AusNet Services	5,930,402	7,233
Total Australia		12,908

Austria 4.63%

Banks 1.44%
BAWAG Group AG†	162,610	5,527

Electronic Equipment, Instruments & Components 1.30%
AT&S Austria Technologie & Systemtechnik AG	288,751	4,977

Machinery 1.89%
ANDRITZ AG	221,381	7,274
Total Austria		17,778

Belgium 1.25%

Equity Real Estate Investment Trusts 0.69%
Warehouses De Pauw CVA	97,414	2,672

Wireless Telecommunication Services 0.56%
Orange Belgium SA	128,637	2,140
Total Belgium		4,812

Canada 1.22%

Aerospace & Defense 0.77%
CAE, Inc.	179,200	2,961

Paper & Forest Products 0.45%
Interfor Corp.*	290,400	1,713
Total Canada		4,674
		U.S. $
		Fair Value
Investments	Shares	(000)
Chile 0.82%

Metals & Mining
Lundin Mining Corp.	643,600	$3,153

Denmark 1.70%

Machinery
FLSmidth & Co. A/S*	248,576	6,542

France 1.42%

Construction Materials 0.55%
Vicat SA	75,301	2,113

Health Care Providers & Services 0.87%
Korian SA	99,525	3,343
Total France		5,456

Germany 7.91%

Biotechnology 1.03%
MorphoSys AG*	37,630	3,948

Industrial Conglomerates 1.56%
Rheinmetall AG	88,348	5,979

Life Sciences Tools & Services 1.62%
Gerresheimer AG	78,192	6,219

Media 1.52%
Stroeer SE & Co. KGaA	92,407	5,848

Real Estate Management & Development 2.18%
LEG Immobilien AG	27,426	3,149
PATRIZIA AG	234,313	5,232
		8,381
Total Germany		30,375

Hong Kong 4.57%

Consumer Finance 0.49%
Sun Hung Kai & Co., Ltd.	4,571,000	1,879

Hotels, Restaurants & Leisure 0.81%
Melco International Development Ltd.	1,665,000	3,112

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2020

		U.S. $
		Fair Value
Investments	Shares	(000)
Hong Kong (continued)

Pharmaceuticals 0.35%
SSY Group Ltd.	1,904,000	$1,341

Real Estate Management & Development 1.07%
Kerry Properties Ltd.	1,485,000	4,102

Semiconductors & Semiconductor Equipment 1.35%
ASM Pacific Technology Ltd. 513,900		5,193

Textiles, Apparel & Luxury Goods 0.50%
Stella International Holdings Ltd.	1,918,432	1,930
Total Hong Kong		17,557

Iceland 0.98%

Machinery
Marel HF†	881,658	3,779

Ireland 3.43%

Beverages 0.20%
C&C Group plc	315,215	774

Equity Real Estate Investment Trusts 0.90%
Hibernia REIT plc	2,650,135	3,447

Health Care Providers & Services 1.18%
UDG Healthcare plc	572,143	4,516

Household Durables 0.33%
Glenveagh Properties plc*†	2,059,635	1,281

Information Technology Services 0.82%
Keywords Studios plc	157,492	3,155
Total Ireland		13,173

Israel 0.84%

Food Products
Strauss Group Ltd.	114,237	3,229
		U.S. $
		Fair Value
Investments	Shares	(000)
Italy 6.44%

Auto Components 1.44%
Freni Brembo SpA	652,988	$5,539

Capital Markets 1.76%
Anima Holding SpA†	1,915,238	6,780

Construction Materials 0.81%
Buzzi Unicem SpA	158,043	3,101

Diversified Financial Services 0.39%
doValue SpA†	201,129	1,486

Machinery 1.39%
IMA Industria Macchine Automatiche SpA	78,569	5,356

Textiles, Apparel & Luxury Goods 0.65%
Brunello Cucinelli SpA	77,140	2,488
Total Italy		24,750

Japan 22.34%

Building Products 1.19%
Sanwa Holdings Corp.	587,000	4,555

Chemicals 0.47%
Kansai Paint Co., Ltd.	95,500	1,814

Construction & Engineering 2.40%
SHO-BOND Holdings Co. Ltd.	229,500	9,211

Distributors 1.08%
PALTAC Corp.	79,600	4,157

Electronic Equipment, Instruments & Components 3.57%
Azbil Corp.	319,500	8,402
Taiyo Yuden Co., Ltd.	190,500	5,312
		13,714

Entertainment 1.44%
Capcom Co., Ltd.	180,300	5,527

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2020

		U.S. $
		Fair Value
Investments	Shares	(000)
Japan (continued)

Equity Real Estate Investment Trusts 2.10%
GLP J-REIT	2,910	$3,752
Nippon Prologis REIT, Inc.	1,565	4,332
		8,084

Food Products 1.63%
Nichirei Corp.	250,600	6,269

Information Technology Services 1.49%
NS Solutions Corp.	49,100	1,240
TIS, Inc.	234,600	4,474
		5,714

Machinery 2.38%
CKD Corp.	365,600	6,095
OSG Corp.	234,500	3,047
		9,142

Professional Services 0.78%
TechnoPro Holdings, Inc.	52,900	3,013

Real Estate Management & Development 1.00%
Kenedix, Inc.	851,100	3,846

Software 0.31%
Freee KK*	33,200	1,173

Specialty Retail 1.14%
Bic Camera, Inc.	386,500	3,578
United Arrows Ltd.	50,800	792
		4,370

Thrifts & Mortgage Finance 0.24%
Aruhi Corp.	81,100	937

Wireless Telecommunication Services 1.12%
Okinawa Cellular Telephone Co.	112,600	4,300
Total Japan		85,826
		U.S. $
		Fair Value
Investments	Shares	(000)
Jersey 1.46%

Construction Materials
Breedon Group plc*	5,196,151	$5,592

Netherlands 0.96%

Biotechnology 0.60%
uniQure NV*	36,208	2,304

Machinery 0.36%
Aalberts NV	49,207	1,386
Total Netherlands		3,690

Philippines 0.14%

Industrial Conglomerates
Alliance Global Group, Inc.*	4,224,600	537

Portugal 2.05%

Banks 0.15%
Banco Comercial Portugues SA	5,061,875	566

Multi-Utilities 1.90%
REN- Redes Energeticas Nacionais SGPS SA	2,697,054	7,306
Total Portugal		7,872

South Korea 3.15%

Food & Staples Retailing 1.16%
GS Retail Co., Ltd.	143,193	4,462

Semiconductors & Semiconductor Equipment 0.73%
WONIK IPS Co., Ltd.*	121,920	2,785

Software 1.26%
Douzone Bizon Co. Ltd.	66,737	4,836
Total South Korea		12,083

Spain 2.90%

Containers & Packaging 1.39%
Vidrala SA	59,512	5,331

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30 2020

		U.S. $
		Fair Value
Investments	Shares	(000)
Spain (continued)

Food Products 1.05%
Ebro Foods SA	190,351	$4,047

Professional Services 0.46%
Applus Services SA	270,572	1,775
Total Spain		11,153

Sweden 3.38%

Commercial Services & Supplies 2.40%
Bravida Holding AB*†	575,657	4,648
Loomis AB Class B	188,260	4,591
		9,239

Food & Staples Retailing 0.98%
Axfood AB	176,246	3,749
Total Sweden		12,988

Switzerland 5.27%

Airlines 0.73%
Wizz Air Holdings plc*†	77,922	2,816

Containers & Packaging 1.67%
SIG Combibloc Group AG*	395,323	6,403

Insurance 0.63%
Swiss Life Holding AG Registered Shares	6,842	2,426

Life Sciences Tools & Services 0.96%
Tecan Group AG	11,417	$3,676

Machinery 1.28%
Sulzer AG	69,568	4,921
Total Switzerland		20,242

Taiwan 2.77%

Machinery 0.67%
Airtac International Group	135,000	2,587
		U.S. $
		Fair Value
Investments	Shares	(000)
Semiconductors & Semiconductor Equipment 2.10%
Realtek Semiconductor Corp.	693,000	$5,935
Visual Photonics Epitaxy Co., Ltd.	722,000	2,122
		8,057
Total Taiwan		10,644

United Arab Emirates 1.19%

Information Technology Services
Network International Holdings plc*†	875,743	4,567

United Kingdom 10.33%

Aerospace & Defense 0.54%
Senior plc	2,558,219	2,089

Beverages 1.04%
Britvic plc	432,542	3,981

Capital Markets 1.29%
Man Group plc	2,951,998	4,946

Consumer Finance 0.36%
Arrow Global Group plc	1,079,979	1,371

Household Durables 0.58%
Countryside Properties plc†	435,336	2,218

Insurance 1.61%
Lancashire Holdings Ltd.	802,485	6,186

Machinery 0.64%
Concentric AB*	216,977	2,446

Media 0.37%
Huntsworth plc	1,067,645	1,446

Multi-Line Retail 1.47%
B&M European Value Retail SA	1,349,497	5,644

Pharmaceuticals 0.85%
Dechra Pharmaceuticals plc	94,356	3,284

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2020

		U.S. $
		Fair Value
Investments	Shares	(000)
United Kingdom (continued)

Specialty Retail 0.76%
WH Smith PLC	184,369	$2,910

Trading Companies & Distributors 0.82%
Grafton Group plc Unit	395,670	3,157
Total United Kingdom		39,678

United States 1.74%

Exchange-Traded Funds
VanEck Vectors Junior Gold Miners	165,038	6,661

Vietnam 0.24%

Closed-Ended Fund
VinaCapital Vietnam Opportunity Fund Ltd.	256,946	904
Total Common Stocks (cost $413,983,729)		370,623
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 1.00%

Repurchase Agreement
Repurchase Agreement dated 4/30/2020, 0.00% due 5/1/2020 with Fixed Income Clearing Corp. collateralized by $3,805,000 of U.S. Treasury Note at 1.75% due 11/30/2021; value: $3,926,265; proceeds: $3,849,126 (cost $3,849,126)	$3,849	$3,849
Total Investments in Securities 97.49% (cost $417,832,855)		374,472
Foreign Cash and Other Assets in Excess of Liabilities(a) 2.51%		9,657
Net Assets 100.00%		$384,129

REIT	Real Estate Investment Trust.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2020, the total value of Rule 144A securities was $33,102, which represents 8.62% of net assets.
(a)	Foreign Cash and Other Assets in Excess of Liabilities net unrealized appreciation on Total return swaps as follows:

Open Total Return Swap Contracts at April 30, 2020:

Swap	Referenced	Referenced			Termination	Notional	Notional	Unrealized
Counterparty	Index*	Spread	Units	Position	Date	Amount	Value	Appreciation
Bank of America	MLEILAEN	1 Mo. LIBOR + .28%	69,067	Long	6/11/2020	$4,248,311	$4,268,042	$19,731
Bank of America	MLEILAEN	1 Mo. LIBOR + .28%	25,051	Long	6/12/2020	1,540,887	1,548,044	7,157
Total						$5,789,198	$5,816,086	$26,888

*	Merrill Lynch Custom Basket Index.

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2020

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks
Australia	$–	$12,908	$–	$12,908
Austria	–	17,778	–	17,778
Belgium	–	4,812	–	4,812
Canada	4,674	–	–	4,674
Chile	3,153	–	–	3,153
Denmark	–	6,542	–	6,542
France	–	5,456	–	5,456
Germany	–	30,375	–	30,375
Hong Kong	–	17,557	–	17,557
Iceland	–	3,779	–	3,779
Ireland	774	12,399	–	13,173
Israel	–	3,229	–	3,229
Italy	1,486	23,264	–	24,750
Japan	–	85,826	–	85,826
Jersey	–	5,592	–	5,592
Netherlands	2,304	1,386	–	3,690
Philippines	–	537	–	537
Portugal	–	7,872	–	7,872
South Korea	–	12,083	–	12,083
Spain	4,047	7,106	–	11,153
Sweden	–	12,988	–	12,988
Switzerland	–	20,242	–	20,242
Taiwan	–	10,644	–	10,644
United Arab Emirates	–	4,567	–	4,567
United Kingdom	7,632	32,046	–	39,678
United States	6,661	–	–	6,661
Vietnam	–	904	–	904
Short-Term Investment
Repurchase Agreement	–	3,849	–	3,849
Total	$30,731	$343,741	$–	$374,472
Other Financial Instruments
Total Return Swap Contracts
Assets	$–	$27	$–	$27
Liabilities	–	–	–	–
Total	$–	$27	$–	$27

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)

INTERNATIONAL VALUE FUND April 30, 2020

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 97.89%

Australia 4.34%

Banks 1.39%
National Australia Bank Ltd.	549,932	$6,026

Capital Markets 1.04%
Macquarie Group Ltd.	67,898	4,498

Equity Real Estate Investment Trusts 0.74%
Goodman Group	375,061	3,194

Metals & Mining 1.17%
BHP Group Ltd.	246,742	5,037
Total Australia		18,755

Austria 0.99%

Banks
BAWAG Group AG†	126,059	4,284

Belgium 1.85%

Beverages 0.82%
Anheuser-Busch InBev SA	75,843	3,532

Pharmaceuticals 1.03%
UCB SA	48,489	4,444
Total Belgium		7,976

Brazil 0.67%

Metals & Mining
Vale SA ADR	351,547	2,900

Canada 2.43%

Banks 1.08%
Royal Bank of Canada	76,000	4,675

Oil, Gas & Consumable Fuels 1.35%
Pembina Pipeline Corp.	253,033	5,803
Total Canada		10,478
Investments	Shares	U.S. $ Fair Value (000)
Chile 1.44%

Metals & Mining 0.73%
Lundin Mining Corp.	647,455	$3,172

Water Utilities 0.71%
Aguas Andinas SA	9,084,038	3,047
Total Chile		6,219

China 3.75%

Banks 1.04%
China Construction Bank Corp. Class H	5,595,000	4,491

Internet & Direct Marketing Retail 0.86%
Alibaba Group Holding Ltd. ADR *	18,405	3,730

Oil, Gas & Consumable Fuels 0.75%
CNOOC Ltd.	2,920,000	3,229

Real Estate Management & Development 1.10%
Logan Property Holdings Co., Ltd.	3,016,000	4,754
Total China		16,204

France 14.36%

Aerospace & Defense 0.82%
Safran SA	38,232	3,554

Banks 1.35%
Credit Agricole SA	725,479	5,835

Building Products 1.03%
Cie de Saint-Gobain	166,496	4,430

Construction & Engineering 1.39%
Vinci SA	72,947	5,976

Diversified Telecommunication Services 1.26%
Orange SA	448,848	5,453

Food Products 1.67%
Danone SA	103,432	7,209

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2020

Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Gas Utilities 0.89%
Rubis SCA	85,609	$3,836

Insurance 1.60%
AXA SA	387,189	6,883

Oil, Gas & Consumable Fuels 1.11%
Total SA	135,510	4,810

Pharmaceuticals 3.24%
Sanofi(a)	143,370	14,003
Total France		61,989

Germany 12.17%

Air Freight & Logistics 1.65%
Deutsche Post AG Registered Shares	240,469	7,144

Auto Components 0.78%
Continental AG	40,212	3,360

Automobiles 1.30%
Volkswagen AG	37,891	5,602

Industrial Conglomerates 1.12%
Siemens AG Registered Shares	52,434	4,839

Insurance 2.11%
Allianz SE Registered Shares	49,609	9,130

Machinery 0.80%
KION Group AG	69,963	3,470

Media 1.14%
Stroeer SE & Co. KGaA	77,865	4,928

Pharmaceuticals 1.15%
Bayer AG Registered Shares	75,136	4,942

Real Estate Management & Development 1.22%
Aroundtown SA	816,416	4,391
Vonovia SE	17,584	870
		5,261
Investments	Shares	U.S. $ Fair Value (000)
Semiconductors & Semiconductor Equipment 0.90%
Infineon Technologies AG	209,003	$3,885
Total Germany		52,561

Hong Kong 3.21%

Electric: Utilities 1.38%
CK Infrastructure Holdings Ltd.	1,001,000	5,946

Real Estate Management & Development 1.83%
Kerry Properties Ltd.	2,859,000	7,896
Total Hong Kong		13,842

Italy 0.49%

Auto Components
Freni Brembo SpA(a)	251,995	2,138

Japan 17.34%

Automobiles 2.75%
Toyota Motor Corp.	192,300	11,889

Banks 1.66%
Sumitomo Mitsui Financial Group, Inc.	272,300	7,161

Beverages 1.64%
Asahi Group Holdings Ltd.	206,300	7,094

Building Products 1.42%
Sanwa Holdings Corp.	788,500	6,119

Diversified Financial Services 1.37%
ORIX Corp.	500,900	5,894

Electronic Equipment, Instruments & Components 1.95%
Hitachi Ltd.	74,700	2,256
TDK Corp.	71,600	6,172
		8,428

Household Durables 2.26%
Sony Corp.	151,600	9,756

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2020

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Insurance 1.44%
Tokio Marine Holdings, Inc.	132,900	$6,235

Trading Companies & Distributors 1.45%
ITOCHU Corp.	319,000	6,254

Wireless Telecommunication Services 1.40%
SoftBank Group Corp.	140,800	6,035
Total Japan		74,865

Macau 1.33%

Hotels, Restaurants & Leisure
Sands China Ltd.	1,414,800	5,728

Mexico 0.56%

Banks
Grupo Financiero Banorte SAB de CV	887,466	2,427

Netherlands 2.11%

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc Class A ADR(a)	275,198	9,117

New Zealand 1.19%

Diversified Telecommunication Services
Spark New Zealand Ltd.	1,905,180	5,156

Russia 1.59%

Oil, Gas & Consumable Fuels
Lukoil PJSC ADR	105,126	6,858

Singapore 0.85%

Electronic Equipment, Instruments & Components
Venture Corp. Ltd.	329,700	3,685

South Africa 2.12%

Metals & Mining
Anglo American plc	515,336	9,165
Investments	Shares	U.S. $ Fair Value (000)
South Korea 1.73%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	181,501	$7,463

Spain 0.86%

Banks
Banco Santander SA	1,661,578	3,713

Switzerland 7.36%

Capital Markets 0.84%
UBS Group AG	337,135	3,610

Insurance 2.18%
Swiss Life Holding AG Registered Shares	12,425	4,406
Zurich Financial Services AG	15,840	5,022
		9,428

Pharmaceuticals 4.34%
Novartis AG Registered Shares	107,215	9,149
Roche Holding AG	27,721	9,600
		18,749
Total Switzerland		31,787

Taiwan 0.64%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	321,000	2,749

United Kingdom 14.51%

Aerospace & Defense 1.46%
BAE Systems plc	988,713	6,306

Hotels, Restaurants & Leisure 0.94%
GVC Holdings plc	429,820	4,080

Household Durables 1.00%
Persimmon plc	155,292	4,303

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2020

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Insurance 2.42%
Prudential plc	405,998	$5,728
RSA Insurance Group plc	1,037,787	4,703
		10,431

Multi-Line Retail 0.69%
Next plc	50,077	2,981

Multi-Utilities 2.24%
National Grid plc	826,781	9,689

Pharmaceuticals 1.80%
AstraZeneca plc	74,232	7,764

Tobacco 3.34%
British American Tobacco plc	251,159	9,680
Imperial Brands plc	225,340	4,741
		14,421

Trading Companies & Distributors 0.62%
Ashtead Group plc	97,658	2,668
Total United Kingdom		62,643
Total Common Stocks (cost $477,843,744)		422,702
Investments	Shares (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENTS 2.54%

Money Market Funds
CitiBank N.A.(b)	$1,097	$1,097
Fidelity Government Portfolio(b)	9,874	9,874
Total Money Market Funds (cost $10,970,585)		10,971
Total Investments in Securities 100.43% (cost $488,814,329)		433,673
Foreign Cash, Securities Lending and Other Assets in Excess of Liabilities (0.43)%		(1,861)
Net Assets 100.00%		$431,812

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2020, the total value of Rule 144A securities was $4,284, which represents 0.99% of net assets.
(a)	All or a portion of this security was on loan to brokers at April 30, 2020.
(b)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL VALUE FUND April 30, 2020

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$–	$18,755	$–	$18,755
Austria	–	4,284	–	4,284
Belgium	–	7,976	–	7,976
Brazil	2,900	–	–	2,900
Canada	10,478	–	–	10,478
Chile	6,219	–	–	6,219
China	3,730	12,474	–	16,204
France	–	61,989	–	61,989
Germany	–	52,561	–	52,561
Hong Kong	–	13,842	–	13,842
Italy	–	2,138	–	2,138
Japan	–	74,865	–	74,865
Macau	–	5,728	–	5,728
Mexico	2,427	–	–	2,427
Netherlands	9,117	–	–	9,117
New Zealand	–	5,156	–	5,156
Russia	–	6,858	–	6,858
Singapore	–	3,685	–	3,685
South Africa	–	9,165	–	9,165
South Korea	–	7,463	–	7,463
Spain	–	3,713	–	3,713
Switzerland	–	31,787	–	31,787
Taiwan	–	2,749	–	2,749
United Kingdom	–	62,643	–	62,643
Short-Term Investments
Money Market Funds	10,971	–	–	10,971
Total	$45,842	$387,831	$–	$433,673

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND April 30, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 100.03%

Aerospace & Defense 1.70%
Teledyne Technologies, Inc.*	72,070	$23,471

Auto Components 4.56%
Dorman Products, Inc.*	258,870	16,329
LCI Industries	288,364	25,007
Lear Corp.	220,441	21,526
Total		62,862

Banks 7.24%
Bank of Hawaii Corp.	316,727	21,594
Cullen/Frost Bankers, Inc.	307,057	22,065
East West Bancorp, Inc.	449,035	15,748
First Republic Bank	196,048	20,446
SVB Financial Group*	103,184	19,932
Total		99,785

Beverages 0.74%
Primo Water Corp.	991,968	10,178

Building Products 5.24%
A.O. Smith Corp.	561,542	23,798
Allegion plc (Ireland)(a)	229,487	23,073
Simpson Manufacturing Co., Inc.	351,596	25,350
Total		72,221

Capital Markets 2.15%
Ares Capital Corp.	1,400,893	17,988
Hamilton Lane, Inc. Class A	178,046	11,546
Total		29,534

Chemicals 4.41%
Axalta Coating
Systems Ltd.*	1,205,058	23,788
PolyOne Corp.	687,822	16,019
Valvoline, Inc.	1,221,112	20,991
Total		60,798

Consumer Finance 1.16%
Discover Financial Services	373,009	16,028
Investments	Shares	Fair Value (000)
Containers & Packaging 1.65%
Avery Dennison Corp.	205,303	$22,663

Electric: Utilities 3.12%
IDACORP, Inc.	240,182	22,044
Portland General Electric Co.	447,267	20,927
Total		42,971

Electrical Equipment 4.32%
Acuity Brands, Inc.	261,534	22,646
AMETEK, Inc.	274,321	23,007
Generac Holdings, Inc.*	141,398	13,778
Total		59,431

Electronic Equipment, Instruments & Components 3.45%
FLIR Systems, Inc.	626,560	27,193
Littelfuse, Inc.	139,640	20,281
Total		47,474

Equity Real Estate Investment Trusts 5.04%
Alexandria Real Estate Equities, Inc.	161,318	25,342
First Industrial Realty Trust, Inc.	623,036	23,532
UDR, Inc.	547,136	20,501
Total		69,375

Health Care Equipment & Supplies 8.09%
Cooper Cos., Inc. (The)	71,360	20,459
Hill-Rom Holdings, Inc.	206,198	23,195
LivaNova plc (United Kingdom)*(a)	183,097	9,726
NuVasive, Inc.*	280,385	17,070
STERIS plc	171,284	24,408
Varian Medical Systems, Inc.*	145,215	16,610
Total		111,468

Health Care Providers & Services 1.02%
Encompass Health Corp.	212,127	14,053

Hotels, Restaurants & Leisure 1.79%
Dunkin’ Brands Group, Inc.	393,133	24,704

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2020

Investments	Shares	Fair Value (000)
Industrial Conglomerates 1.36%
Carlisle Cos., Inc.	155,288	$18,784

Information Technology Services 7.15%
Amdocs Ltd.	341,526	22,008
Booz Allen Hamilton Holding Corp.	372,461	27,354
EPAM Systems, Inc.*	51,987	11,483
Jack Henry & Associates, Inc.	132,828	21,724
MAXIMUS, Inc.	236,840	15,944
Total		98,513

Insurance 5.45%
Arch Capital Group Ltd.*	289,785	6,964
Brown & Brown, Inc.	251,821	9,043
Globe Life, Inc.	172,164	14,176
Hanover Insurance Group, Inc. (The)	218,838	21,967
RenaissanceRe Holdings Ltd.	157,348	22,974
Total		75,124

Leisure Products 1.17%
Malibu Boats, Inc. Class A*	469,508	16,142

Life Sciences Tools & Services 6.18%
Bio-Techne Corp.	89,337	20,101
Charles River Laboratories International, Inc.*	197,994	28,644
ICON plc (Ireland)*(a)	95,817	15,376
PerkinElmer, Inc.	232,129	21,014
Total		85,135

Machinery 1.24%
Crane Co.	312,895	17,037

Media 0.76%
Interpublic Group of Cos., Inc. (The)	619,293	10,516

Metals & Mining 1.49%
Reliance Steel & Aluminum Co.	228,629	20,481
Investments	Shares	Fair Value (000)
Multi-Utilities 1.41%
NorthWestern Corp.	336,532	$19,414

Oil, Gas & Consumable Fuels 1.42%
Concho Resources, Inc.	144,964	8,222
Par Pacific Holdings, Inc.*	400,269	3,891
Parsley Energy, Inc. Class A	784,973	7,418
Total		19,531

Real Estate Management & Development 0.99%
Marcus & Millichap, Inc.*	470,800	13,677

Road & Rail 3.70%
Landstar System, Inc.	259,200	26,778
Old Dominion Freight Line, Inc.	166,062	24,127
Total		50,905

Semiconductors & Semiconductor Equipment 5.92%
Entegris, Inc.	634,959	34,434
Monolithic Power Systems, Inc.	111,167	22,223
Teradyne, Inc.	397,433	24,856
Total		81,513

Software 1.11%
Synopsys, Inc.*	97,554	15,328

Specialty Retail 1.96%
Burlington Stores, Inc.*	147,543	26,955

Textiles, Apparel & Luxury Goods 1.52%
Columbia Sportswear Co.	286,148	20,857

Water Utilities 1.52%
American Water Works Co., Inc.	172,332	20,971
Total Common Stocks (cost $1,298,811,566)		1,377,899

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND April 30, 2020

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.10%

Repurchase Agreement
Repurchase Agreement dated 4/30/2020, 0.00% due 5/1/2020 with Fixed Income Clearing Corp. collateralized by $1,445,000 of U.S.Treasury Note at 1.625% due 12/31/2021; value: $1,486,953; proceeds: $1,455,622 (cost $1,455,622)	$1,456	$1,456
Total Investments in Securities 100.13% (cost $1,300,267,188)		1,379,355
Liabilities in Excess of Other Assets (0.13)%		(1,846)
Net Assets 100.00%		$1,377,509

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,377,899	$–	$–	$1,377,899
Short-Term Investment
Repurchase Agreement	–	1,456	–	1,456
Total	$1,377,899	$1,456	$–	$1,379,355

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Financial Statements.	73

Statements of Assets and Liabilities (unaudited)

April 30, 2020

	Alpha Strategy Fund	Durable Growth Fund	Focused Growth Fund
ASSETS:
Investments in securities, at cost	$–	$184,087,414	$11,698,885
Investments in Underlying Funds, at cost	915,552,091	–	–
Investments in securities, at fair value including $0, $0, $0, $0, $2,002,705, $0 and $0, respectively, of securities loaned	$–	$176,608,397	$13,206,163
Investments in Underlying Funds, at value	702,933,708	–	–
Cash	60,138	1,451,553	–
Foreign cash, at value (cost $0, $0, $0, $0, $0, $9,163,378, $991, respectively)	–	–	–
Receivables:
Investment securities sold	–	853,517	692,767
Capital shares sold	495,026	–	70,864
Interest and dividends	–	69,139	1,193
Securities lending income receivable	–	–	–
From advisor (See Note 3)	19	29	13,836
Investments in Underlying Funds sold	760,709	–	–
Prepaid expenses and other assets	67,665	43,481	76,992
Total assets	704,317,265	179,026,116	14,061,815
LIABILITIES:
Payables:
Investments securities purchased	–	865,437	1,256,619
Payable for collateral due to broker for securities lending	–	–	–
Capital shares reacquired	718,009	–	–
Management fee	–	76,474	5,985
Trustees’ fees	126,716	–	136
12b-1 distribution plan	120,126	296	1,396
Fund administration	21,203	5,562	368
Offering costs	–	1,905	25,298
Accrued expenses	282,719	22,715	23,915
Total liabilities	1,268,773	972,389	1,313,717
Commitments and contingent liabilities
NET ASSETS	$703,048,492	$178,053,727	$12,748,098
COMPOSITION OF NET ASSETS:
Paid-in capital	$857,961,825	$188,147,990	$11,143,541
Total distributable earnings (loss)	(154,913,333)	(10,094,263)	1,604,557
Net Assets	$703,048,492	$178,053,727	$12,748,098

74	See Notes to Financial Statements.

Focused Large Cap Value Fund	Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Research Fund

$225,842,558	$105,653,093	$1,854,094,970	$6,990,222
–	–	–	–

$246,964,448	$85,595,316	$1,844,731,853	$6,829,766
–	–	–	–
–	–	312,374	99,341

–	–	9,218,962	1,002

–	447,092	44,782,473	24,591
30,005,048	98,793	305,985	811
326,571	51,340	3,329,629	10,360
–	1,204	–	–
3,086	22,024	–	16,418
–	–	–	–
57,232	89,984	90,792	68,928
277,356,385	86,305,753	1,902,772,068	7,051,217

28,713,388	361,160	19,660,613	20,887

–	2,085,120	–	–
–	98,242	33,136,550	9
94,535	48,200	812,432	2,396
349	16,560	557,765	324
300	898	275,786	1,171
6,409	2,410	58,765	213
7,835	–	–	14,707
39,679	58,588	853,177	67,382
28,862,495	2,671,178	55,355,088	107,089

$248,493,890	$83,634,575	$1,847,416,980	$6,944,128

$231,215,510	$114,926,128	$1,927,535,487	$6,926,406
17,278,380	(31,291,553)	(80,118,507)	17,722
$248,493,890	$83,634,575	$1,847,416,980	$6,944,128

See Notes to Financial Statements.	75

Statements of Assets and Liabilities (unaudited)(continued)

April 30, 2020

	Alpha Strategy Fund	Durable Growth Fund	Focused Growth Fund

Net assets by class:
Class A Shares	$383,421,931	$791,305	$5,592,313
Class C Shares	$67,469,014	$121,349	$450,911
Class F Shares	$115,107,127	$266,190	$1,528,909
Class F3 Shares	$28,133,420	$115,757	$620,890
Class I Shares	$81,106,181	$176,584,924	$1,679,666
Class P Shares	–	–	–
Class R2 Shares	$1,094,772	–	–
Class R3 Shares	$19,631,713	$10,495	$12,330
Class R4 Shares	$3,180,044	$10,507	$12,368
Class R5 Shares	$393,399	$10,520	$12,407
Class R6 Shares	$3,510,891	$142,680	$2,838,304
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	21,002,468	50,232	301,505
Class C Shares	4,669,319	7,728	24,532
Class F Shares	6,246,919	16,885	82,160
Class F3 Shares	1,485,984	7,342	33,333
Class I Shares	4,297,032	11,200,924	90,248
Class P Shares	–	–	–
Class R2 Shares	62,851	–	–
Class R3 Shares	1,118,118	666.90	667
Class R4 Shares	174,642	667	666.66
Class R5 Shares	20,833	667.43	666.67
Class R6 Shares	185,381	9,049	152,383
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$18.26	$15.75	$18.55
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$19.37	$16.71	$19.68
Class C Shares-Net asset value	$14.45	$15.70	$18.38
Class F Shares-Net asset value	$18.43	$15.76	$18.61
Class F3 Shares-Net asset value	$18.93	$15.77	$18.63
Class I Shares-Net asset value	$18.87	$15.77	$18.61
Class P Shares-Net asset value	–	–	–
Class R2 Shares-Net asset value	$17.42	–	–
Class R3 Shares-Net asset value	$17.56	$15.74	$18.49
Class R4 Shares-Net asset value	$18.21	$15.75	$18.55
Class R5 Shares-Net asset value	$18.88	$15.76	$18.61
Class R6 Shares-Net asset value	$18.94	$15.77	$18.63

76	See Notes to Financial Statements.

Focused Large Cap Value Fund	Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Research Fund

$818,835	$4,566,896	$1,048,828,263	$3,270,431
$164,890	$67,830	$112,774,589	$555,456
$444,614	$48,635	$123,054,881	$1,202,924
$389,093	$7,015	$15,886,902	$11,610
$246,088,106	$77,930,290	$442,211,570	$1,168,023
–	–	$3,505,766	–
–	–	$3,171,797	$11,685
$7,748	$6,981	$81,518,794	$192,112
$7,762	$6,996	$3,415,937	$11,820
$7,777	$7,010	$1,533,588	$11,918
$565,065	$992,922	$11,514,893	$508,149

70,677	301,922	107,689,912	311,104
14,277	4,195	13,261,575	53,185
38,338	2,977.38	12,798,873	114,239
33,544	429	1,611,325	1,102
21,216,310	4,770,887	45,099,431	110,909
–	–	367,835	–
–	–	333,575	1,112
669.48	429.32	8,546,022	18,364
670.17	429.24	352,899	1,124
671	429.19	156,309	1,132
48,714	60,722	1,167,316	48,241

$11.59	$15.13	$ 9.74	$10.51

$12.30	$16.05	$10.33	$11.15
$11.55	$16.17	$ 8.50	$10.44
$11.60	$16.33	$ 9.61	$10.53
$11.60	$16.35	$ 9.86	$10.54
$11.60	$16.33	$ 9.81	$10.53
–	–	$ 9.53	–
–	–	$ 9.51	$10.51
$11.57	$16.26	$ 9.54	$10.46
$11.58	$16.30	$ 9.68	$10.52
$11.59	$16.33	$ 9.81	$10.53
$11.60	$16.35	$ 9.86	$10.53

See Notes to Financial Statements.	77

Statements of Assets and Liabilities (unaudited)(continued)

April 30, 2020

	Growth Leaders Fund	Health Care Fund	International Equity Fund
ASSETS:
Investments in securities, at cost	$3,678,316,800	$3,549,803	$332,485,196
Investments in securities, at fair value including $17,697,020, $0, $0, $0, $9,438,134 and $0, respectively, of securities loaned	$4,411,470,579	$3,833,894	$331,824,989
Due from broker	–	–	–
Foreign cash, at value (cost $0, $0, $1,299,142, $6,110,273, $12,751,616 and $0, respectively)	–	–	1,305,441
Receivables:
Investment securities sold	59,048,575	65,916	6,260,274
Capital shares sold	19,444,372	19,930	46,044
Interest and dividends	271,816	2,773	1,720,725
Securities lending income receivable	10,785	–	–
From advisor (See Note 3)	121,538	13,889	25,035
Total return swap, at fair value	–	–	–
Prepaid expenses and other assets	128,641	59,643	–
Total assets	4,490,496,306	3,996,045	341,182,508
LIABILITIES:
Payables:
Investment securities purchased	156,312,526	29,379	8,155,238
Payable for collateral due to broker for securities lending	19,186,124	–	–
Capital shares reacquired	5,934,333	–	541,886
Management fee	1,681,481	1,813	184,948
Trustees’ fees	214,765	25	99,175
12b-1 distribution plan	862,446	347	(221)
To bank	–	–	–
Fund administration	127,961	117	10,568
Offering costs	–	42,220	–
Variation margin on futures contracts	–	–	–
Accrued expenses	502,155	21,676	233,808
Total liabilities	184,821,791	95,577	9,225,402
Commitments and contingent liabilities
NET ASSETS	$4,305,674,515	$3,900,468	$331,957,106
COMPOSITION OF NET ASSETS:
Paid-in capital	$3,436,904,504	$3,674,276	$366,643,792
Total distributable earnings (loss)	868,770,011	226,192	(34,686,686)
Net Assets	$4,305,674,515	$3,900,468	$331,957,106

78	See Notes to Financial Statements.

International Opportunities Fund	International Value Fund	Value Opportunities Fund

$417,832,855	$488,814,329	$1,300,267,188

$374,472,082	$433,673,117	$1,379,354,535
53,886	–	–

6,225,335	12,977,947	–

3,470,763	5,063,373	3,910,653
435,549	266,920	1,286,711
1,355,978	3,794,239	310,829
–	166	–
–	39,350	–
26,888	–	–
60,147	46,613	116,538
386,100,628	455,861,725	1,384,979,266

918,725	10,553,406	1,318,967

–	10,970,585	–
369,496	329,867	4,182,515
222,421	234,561	784,316
71,977	148,400	328,499
32,201	55,368	169,867
–	1,384,967	–
11,862	13,404	42,476
–	–	–
–	–	–
344,977	359,538	643,503
1,971,659	24,050,096	7,470,143

$384,128,969	$431,811,629	$1,377,509,123

$539,168,817	$935,572,678	$1,263,800,633
(155,039,848)	(503,761,049)	113,708,490
$384,128,969	$431,811,629	$1,377,509,123

See Notes to Financial Statements.	79

Statements of Assets and Liabilities (unaudited)(concluded)

April 30, 2020

	Growth Leaders Fund	Health Care Fund	International Equity Fund

Net assets by class:
Class A Shares	$1,170,337,307	$1,148,541	$140,566,144
Class C Shares	$687,656,523	$152,385	$8,090,123
Class F Shares	$1,641,426,575	$540,353	$9,656,866
Class F3 Shares	$104,368,740	$537,656	$3,648,463
Class I Shares	$627,992,104	$118,211	$161,334,422
Class P Shares	–	–	$36,544
Class R2 Shares	$606,010	–	$158,728
Class R3 Shares	$15,017,260	$10,706	$5,549,647
Class R4 Shares	$9,730,432	$10,726	$923,294
Class R5 Shares	$10,150,733	$10,746	$43,654
Class R6 Shares	$38,388,831	$1,371,144	$1,949,221
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	39,332,144	71,378	12,274,384
Class C Shares	25,245,291	9,524	709,390
Class F Shares	54,013,965	33,524	847,655
Class F3 Shares	3,396,047	33,356	314,984
Class I Shares	20,527,291	7,337	13,954,371
Class P Shares	–	–	3,187
Class R2 Shares	20,761	–	13,866
Class R3 Shares	515,459	666.67	491,883
Class R4 Shares	326,908	666.67	80,997
Class R5 Shares	331,664	666.97	3,794
Class R6 Shares	1,249,163	85,056	168,362
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$29.76	$16.09	$11.45
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$31.58	$17.07	$12.15
Class C Shares-Net asset value	$27.24	$16.00	$11.40
Class F Shares-Net asset value	$30.39	$16.12	$11.39
Class F3 Shares-Net asset value	$30.73	$16.12	$11.58
Class I Shares-Net asset value	$30.59	$16.11	$11.56
Class P Shares-Net asset value	–	–	$11.47
Class R2 Shares-Net asset value	$29.19	–	$11.45
Class R3 Shares-Net asset value	$29.13	$16.06	$11.28
Class R4 Shares-Net asset value	$29.77	$16.09	$11.40
Class R5 Shares-Net asset value	$30.61	$16.11	$11.51
Class R6 Shares-Net asset value	$30.73	$16.12	$11.58

80	See Notes to Financial Statements.

International Opportunities Fund	International Value Fund	Value Opportunities Fund

$94,883,808	$185,395,205	$603,237,457
$14,504,626	$21,896,553	$98,192,877
$46,168,824	$23,297,939	$138,489,903
$15,242,445	$18,920,297	$202,613,542
$158,152,903	$175,731,933	$208,719,828
$100,579	–	$15,925,119
$2,390,249	$17,490	$4,738,374
$13,110,423	$5,524,191	$43,524,528
$4,916,685	$39,282	$33,877,781
$8,965,717	$8,641	$1,736,561
$25,692,710	$980,098	$26,453,153

7,052,916	33,014,176	40,738,090
1,164,054	3,932,307	7,748,814
3,468,720	4,129,025	9,119,926
1,094,916	3,347,963	12,964,435
11,415,701	31,070,732	13,446,445
7,275	–	1,102,087
180,736	3,037	337,074
996,295	972,747	3,052,273
367,227	7,008	2,291,065
647,514	1,532	111,782
1,845,544	173,389	1,693,943

$13.45	$5.62	$14.81

$14.27	$5.96	$15.71
$12.46	$5.57	$12.67
$13.31	$5.64	$15.19
$13.92	$5.65	$15.63
$13.85	$5.66	$15.52
$13.83	–	$14.45
$13.23	$5.76	$14.06
$13.16	$5.68	$14.26
$13.39	$5.61	$14.79
$13.85	$5.64	$15.54
$13.92	$5.65	$15.62

See Notes to Financial Statements.	81

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2020

	Alpha Strategy Fund	Durable Growth Fund *	Focused Growth Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $0, $0, $11,798, $4,241, $549,296 and $4,088, respectively)	$4,743,569	$392,252	$25,962
Securities lending net income	–	–	–
Interest	8,304	6,841	869
Total investment income	4,751,873	399,093	26,831
Expenses:
Management fee	419,221	254,831	37,105
12b-1 distribution plan-Class A	557,300	620	6,832
12b-1 distribution plan-Class C	422,040	563	1,267
12b-1 distribution plan-Class F	78,370	246	583
12b-1 distribution plan-Class P	–	–	–
12b-1 distribution plan-Class R2	4,108	–	–
12b-1 distribution plan-Class R3	58,896	25	28
12b-1 distribution plan-Class R4	4,350	13	14
Shareholder servicing	425,914	764	1,442
Fund administration	167,688	18,533	2,283
Registration	65,903	2,303	52,812
Reports to shareholders	41,337	367	206
Professional	21,363	23,686	17,558
Trustees’ fees	13,495	–	148
Custody	4,269	656	1,471
Offering costs	–	30,326	17,527
Other	10,954	6,038	5,141
Gross expenses	2,295,208	338,971	144,417
Expense reductions (See Note 9)	(9,604)	(19)	(100)
Fees waived and expenses reimbursed (See Note 3)	(419,221)	(18,423)	(91,576)
Net expenses	1,866,383	320,529	52,741
Net investment income (loss)	2,885,490	78,564	(25,910)
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	99,573,231	–	–
Net realized gain (loss) on Investment in Underlying Funds	(18,086,749)	–	–
Net realized gain (loss) on investments	–	(2,691,802)	513,484
Net realized gain (loss) on futures contracts	–	–	–
Net realized gain (loss) on foreign currency related transactions	–	(22)	–
Net change in unrealized appreciation/depreciation on investments	–	(7,479,017)	982,755
Net change in unrealized appreciation/depreciation in Underlying Funds	(196,976,455)	–	–
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	–	–
Net realized and unrealized gain (loss)	(115,489,973)	(10,170,841)	1,496,239
Net Increase (Decrease) in Net Assets Resulting From Operations	$(112,604,483)	$(10,092,277)	$1,470,329
*	For the period November 1, 2019 (commencement of operations) to April 30, 2020.

82	See Notes to Financial Statements.

Focused Large Cap Value Fund	Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Research Fund

$892,873	$1,056,380	$30,322,520	$68,157
–	1,204	–	–
15,870	123,708	–	121
908,743	1,181,292	30,322,520	68,278

200,055	442,390	6,147,654	16,833
791	11,662	1,561,361	4,265
634	220	697,889	2,844
237	15	80,805	718
–	–	9,668	–
–	–	10,737	37
23	22	230,730	500
11	11	5,127	16
18,017	24,886	908,556	2,589
13,563	22,120	454,020	1,496
11,144	83,381	79,882	67,648
2,237	4,346	100,756	2,786
21,448	28,530	36,582	26,495
559	1,812	36,617	115
482	6,606	8,992	10,297
29,070	–	–	–
4,473	13,790	84,919	7,595
302,744	639,791	10,454,295	144,234
(17)	(335)	(20,345)	(80)
(60,925)	(58,508)	–	(111,535)
241,802	580,948	10,433,950	32,619
666,941	600,344	19,888,570	35,659

–	–	–	–

–	–	–	–
(4,271,945)	(11,727,950)	(66,554,818)	223,028
–	(680)	–	160

1,474	3,808	65,273	(744)

21,000,577	(23,555,086)	(297,143,850)	(798,968)

–	–	–	–

1,509	4	(42,825)	(69)
16,731,615	(35,279,904)	(363,676,220)	(576,593)

$17,398,556	$(34,679,560)	$(343,787,650)	$(540,934)

See Notes to Financial Statements.	83

Statements of Operations (unaudited)(concluded)

For the Six Months Ended April 30, 2020

	Growth Leaders Fund	Health Care Fund	International Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $1,245, $588,492, $513,255, $1,213,727 and $18,611, respectively)	$10,370,681	$16,499	$4,153,925
Securities lending net income	10,785	–	–
Interest	182,161	267	28,760
Total investment income	10,563,627	16,766	4,182,685
Expenses:
Management fee	10,303,113	10,521	1,433,041
12b-1 distribution plan-Class A	1,319,663	1,252	207,764
12b-1 distribution plan-Class C	3,246,087	667	48,837
12b-1 distribution plan-Class F	751,242	258	18,312
12b-1 distribution plan-Class P	–	–	91
12b-1 distribution plan-Class R2	3,229	–	1,192
12b-1 distribution plan-Class R3	36,123	26	16,042
12b-1 distribution plan-Class R4	10,859	13	1,336
Shareholder servicing	1,393,441	1,122	195,940
Fund administration	784,468	679	81,888
Registration	123,583	11,144	66,553
Reports to shareholders	151,339	565	24,581
Professional	39,122	23,206	54,637
Trustees’ fees	56,510	44	6,614
Custody	14,038	514	25,330
Offering costs	–	34,057	–
Other	103,130	4,615	44,966
Gross expenses	18,335,947	88,683	2,227,124
Expense reductions (See Note 9)	(41,292)	(21)	(2,619)
Fees waived and expenses reimbursed (See Note 3)	(751,242)	(74,108)	(115,537)
Net expenses	17,543,413	14,554	2,108,968
Net investment income (loss)	(6,979,786)	2,212	2,073,717
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	155,873,411	(7,679)	(11,934,453)
Net realized gain (loss) on futures contracts	–	–	–
Net realized gain (loss) on forward foreign currency exchange contracts	–	–	–
Net realized gain (loss) on swap contracts	–	–	–
Net realized gain (loss) on foreign currency related transactions	–	75	30,277
Net change in unrealized appreciation/depreciation on investments	328,408,839	310,462	(37,789,798)
Net change in unrealized appreciation/depreciation on swap contracts	–	–	–
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	27	5,893
Net realized and unrealized gain (loss)	484,282,250	302,885	(49,688,081)
Net Increase (Decrease) in Net Assets Resulting From Operations	$477,302,464	$305,097	$(47,614,364)

84	See Notes to Financial Statements.

International Opportunities Fund	International Value Fund	Value Opportunities Fund

$2,962,583	$6,091,854	$13,007,180
–	166	–
63,608	15,659	12,273
3,026,191	6,107,679	13,019,453

1,819,809	1,831,877	6,030,101
141,472	289,252	881,210
97,408	142,229	611,495
35,577	16,656	90,066
219	–	43,161
8,864	117	17,615
42,777	16,280	128,984
6,929	47	49,553
224,117	234,888	877,170
97,057	104,679	330,370
68,078	65,229	78,050
29,783	33,040	133,274
39,614	53,202	33,152
8,110	8,489	27,364
41,832	27,338	9,593
–	–	–
64,025	62,737	79,215
2,725,671	2,886,060	9,420,373
(3,217)	(3,839)	(14,369)
–	(206,645)	–
2,722,454	2,675,576	9,406,004
303,737	3,432,103	3,613,449

(24,413,154)	(33,895,407)	34,687,822
–	(50)	–

(4,819)	–	–
(4,747,872)	–	–

(75,486)	26,829	–

(47,138,103)	(72,810,384)	(213,073,243)

15,007	–	–

116,256	169,672	–
(76,248,171)	(106,509,340)	(178,385,421)

$(75,944,434)	$(103,077,237)	$(174,771,972)

See Notes to Financial Statements.	85

Statements of Changes in Net Assets

	Alpha Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$2,885,490	$(1,510,876)
Capital gain distributions received from Underlying Funds	99,573,231	141,088,951
Net realized gain (loss) on investments in Underlying Funds	(18,086,749)	(22,111,433)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(196,976,455)	(70,488,971)
Net increase (decrease) in net assets resulting from operations	(112,604,483)	46,977,671
Distributions to shareholders:
Class A	(64,393,529)	(64,320,005)
Class C	(15,294,929)	(18,964,806)
Class F	(23,235,257)	(25,648,079)
Class F3	(4,127,641)	(4,274,550)
Class I	(11,845,960)	(10,723,289)
Class R2	(211,258)	(237,992)
Class R3	(3,583,900)	(3,664,779)
Class R4	(473,062)	(401,776)
Class R5	(39,612)	(40,519)
Class R6	(566,017)	(516,083)
Total distributions to shareholders	(123,771,165)	(128,791,878)
Capital share transactions (Net of share conversions) (See Note 16):
Net proceeds from sales of shares	76,009,591	134,508,508
Reinvestment of distributions	107,813,540	110,704,653
Cost of shares reacquired	(161,847,830)	(258,558,622)
Net increase (decrease) in net assets resulting from capital share transactions	21,975,301	(13,345,461)
Net decrease in net assets	(214,400,347)	(95,159,668)
NET ASSETS:
Beginning of period	$917,448,839	$1,012,608,507
End of period	$703,048,492	$917,448,839

*	For the period November 1, 2019 (commencement of operations) to April 30, 2020.
**	For the period January 20, 2019 (commencement of operations) to October 31, 2019.
***	For the period July 26, 2019 (commencement of operations) to October 31, 2019.

86	See Notes to Financial Statements.

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87

Statements of Changes in Net Assets (continued)

Durable Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Period Ended April 30, 2020 (unaudited)*
Operations:
Net investment income (loss)	$78,564
Net realized gain (loss) on investments and foreign currency related transactions	(2,691,824)
Net change in unrealized appreciation/depreciation on investments	(7,479,017)
Net increase (decrease) in net assets resulting from operations	(10,092,277)
Distributions to shareholders:
Class A	(185)
Class F	(493)
Class F3	(128)
Class I	(573)
Class R3	(4)
Class R4	(8)
Class R5	(12)
Class R6	(583)
Total distributions to shareholders	(1,986)
Capital share transactions (See Note 16):
Net proceeds from sales of shares	193,250,174
Reinvestment of distributions	1,986
Cost of shares reacquired	(5,104,170)
Net increase in net assets resulting from capital share transactions	188,147,990
Net increase in net assets	178,053,727
NET ASSETS:
Beginning of period	$–
End of period	$178,053,727

88	See Notes to Financial Statements.

Focused Growth Fund
For the Six Months Ended April 30, 2020 (unaudited)	For the Period Ended October 31, 2019**

$(25,910)	$(34,755)

513,484	(390,246)

982,755	524,523

1,470,329	99,522

–	–
–	–
–	–
–	–
–	–
–	–
–	–
–	–
–	–

3,784,653	10,315,635
–	–
(2,432,589)	(489,452)

1,352,064	9,826,183
2,822,393	9,925,705

$9,925,705	$–
$12,748,098	$9,925,705

See Notes to Financial Statements.	89

Statements of Changes in Net Assets (continued)

	Focused Large Cap Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2020 (unaudited)	For the Period Ended October 31, 2019***
Operations:
Net investment income (loss)	$666,941	$69,175
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(4,270,471)	(62,101)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	21,002,086	121,313
Net increase (decrease) in net assets resulting from operations	17,398,556	128,387
Distributions to shareholders:
Class A	(2,766)	–
Class C	(326)	–
Class F	(2,983)	–
Class F3	(3,213)	–
Class I	(249,650)	–
Class R3	(43)	–
Class R4	(53)	–
Class R5	(64)	–
Class R6	(3,681)	–
Total distributions to shareholders	(262,779)	–
Capital share transactions (See Note 16):
Net proceeds from sales of shares	191,047,868	40,578,830
Reinvestment of distributions	262,312	–
Cost of shares reacquired	(318,990)	(340,294)
Net increase in net assets resulting from capital share transactions	190,991,190	40,238,536
Net increase (decrease) in net assets	208,126,967	40,366,923
NET ASSETS:
Beginning of period	$40,366,923	$–
End of period	$248,493,890	$40,366,923

90	See Notes to Financial Statements.

Focused Small Cap Value Fund
For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019

$600,344	$(88,791)

(11,724,822)	18,107,304

(23,555,082)	(16,643,010)
(34,679,560)	1,375,503

(930,691)	(921,358)
(1,499)	–
(1,499)	–
(1,500)	–
(16,913,603)	(17,602,082)
(1,500)	–
(1,500)	–
(1,500)	–
(224,135)	–
(18,077,427)	(18,523,440)

13,784,918	6,106,925
17,320,956	17,420,876
(15,926,515)	(18,785,893)

15,179,359	4,741,908
(37,577,628)	(12,406,029)

$121,212,203	$133,618,232
$83,634,575	$121,212,203

See Notes to Financial Statements.	91

Statements of Changes in Net Assets (continued)

	Fundamental Equity Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income	$19,888,570	$36,555,458
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(66,489,545)	231,898,572
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(297,186,675)	(92,878,635)
Net increase (decrease) in net assets resulting from operations	(343,787,650)	175,575,395
Distributions to shareholders:
Class A	(139,407,947)	(123,304,286)
Class C	(16,649,980)	(19,708,286)
Class F	(18,953,312)	(21,587,807)
Class F3	(2,109,059)	(1,772,318)
Class I	(62,285,912)	(8,065,892)
Class P	(512,325)	(460,530)
Class R2	(400,669)	(293,042)
Class R3	(9,958,421)	(9,723,337)
Class R4	(503,129)	(447,256)
Class R5	(150,353)	(71,449)
Class R6	(2,273,124)	(1,511,589)
Total distributions to shareholders	(253,204,231)	(186,945,792)
Capital share transactions (See Note 16):
Net proceeds from sales of shares	192,151,225	392,224,846
Net proceeds from reorganizations (See Note 17)	–	423,880,340
Reinvestment of distributions	243,117,721	172,204,806
Cost of shares reacquired	(479,418,341)	(677,408,504)
Net increase (decrease) in net assets resulting from capital share transactions	(44,149,395)	310,901,488
Net increase (decrease) in net assets	(641,141,276)	299,531,091
NET ASSETS:
Beginning of period	$2,488,558,256	$2,189,027,165
End of period	$1,847,416,980	$2,488,558,256

92	See Notes to Financial Statements.

Global Equity Research Fund
For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019

$35,659	$92,628

222,444	(53,617)

(799,037)	763,337
(540,934)	802,348

(41,267)	(143,845)
(1,897)	(27,294)
(17,441)	(57,059)
(181)	(551)
(17,804)	(55,069)
–	–
(107)	(487)
(1,908)	(8,046)
(150)	(531)
(182)	(562)
(8,710)	(27,363)
(89,647)	(320,807)

782,915	2,204,559
–	–
80,997	293,134
(1,834,038)	(1,044,597)

(970,126)	1,453,096
(1,600,707)	1,934,637

$8,544,835	$6,610,198
$6,944,128	$8,544,835

See Notes to Financial Statements.	93

Statements of Changes in Net Assets (continued)

	Growth Leaders Fund
INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income (loss)	$(6,979,786)	$(16,937,658)
Net realized gain (loss) on investments and foreign currency related transactions	155,873,411	312,471,158
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	328,408,839	205,849,051
Net increase (decrease) in net assets resulting from operations	477,302,464	501,382,551
Distributions to shareholders:
Class A	(81,848,840)	(139,466,357)
Class C	(55,520,466)	(98,074,145)
Class F	(115,075,437)	(197,323,552)
Class F3	(5,998,021)	(7,037,899)
Class I	(41,625,583)	(106,192,456)
Class R2	(94,793)	(212,191)
Class R3	(1,134,003)	(2,381,926)
Class R4	(604,646)	(985,529)
Class R5	(741,362)	(1,325,658)
Class R6	(2,986,993)	(4,060,630)
Total distributions to shareholders	(305,630,144)	(557,060,343)
Capital share transactions (Net of share conversions) (See Note 16):
Net proceeds from sales of shares	855,383,575	1,059,846,667
Reinvestment of distributions	278,119,573	507,905,692
Cost of shares reacquired	(739,562,104)	(1,387,549,103)
Net increase in net assets resulting from capital share transactions	393,941,044	180,203,256
Net increase in net assets	565,613,364	124,525,464
NET ASSETS:
Beginning of period	$3,740,061,151	$3,615,535,687
End of period	$4,305,674,515	$3,740,061,151

****	For the period July 26, 2019 (commencement of operations) to October 31, 2019.

94	See Notes to Financial Statements.

Health Care Fund
For the Six Months Ended April 30, 2020 (unaudited)	For the Period Ended October 31, 2019****

$2,212	$(1,558)

(7,604)	(52,402)

310,489	(26,371)
305,097	(80,331)

–	–
–	–
(37)	–
(346)	–
(54)	–
–	–
–	–
–	–
(5)	–
(563)	–
(1,005)	–

1,377,190	2,700,258
788	–
(401,529)	–

976,449	2,700,258
1,280,541	2,619,927

$2,619,927	$–
$3,900,468	$2,619,927

See Notes to Financial Statements.	95

Statements of Changes in Net Assets (continued)

	International Equity Fund
DECREASE IN NET ASSETS	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income	$2,073,717	$8,226,596
Net realized gain (loss) on investments, forward foreign currency exchange contracts, swaps and foreign currency related transactions	(11,904,176)	(19,724,648)
Net change in unrealized appreciation/depreciation on investments, swaps and translation of assets and liabilities denominated in foreign currencies	(37,783,905)	62,344,104
Net increase (decrease) in net assets resulting from operations	(47,614,364)	50,846,052
Distributions to shareholders:
Class A	(2,639,912)	(3,896,951)
Class C	(71,571)	(107,427)
Class F	(800,991)	(1,270,319)
Class F3	(76,992)	(112,288)
Class I	(3,329,607)	(6,366,583)
Class P	(544)	(706)
Class R2	(5,530)	(5,759)
Class R3	(89,018)	(155,667)
Class R4	(16,392)	(20,580)
Class R5	(1,430)	(1,612)
Class R6	(43,726)	(61,964)
Total distributions to shareholders	(7,075,713)	(11,999,856)
Capital share transactions (See Note 16):
Net proceeds from sales of shares	7,704,998	22,087,754
Reinvestment of distributions	6,953,333	11,810,501
Cost of shares reacquired	(80,490,387)	(181,068,582)
Net decrease in net assets resulting from capital share transactions	(65,832,056)	(147,170,327)
Net decrease in net assets	(120,522,133)	(108,324,131)
NET ASSETS:
Beginning of period	$452,479,239	$560,803,370
End of period	$331,957,106	$452,479,239

96	See Notes to Financial Statements.

International Opportunities Fund
For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019

$303,737	$7,251,498

(29,241,331)	(78,498,976)

(47,006,840)	108,574,437
(75,944,434)	37,326,959

(1,578,626)	(16,618,071)
(105,055)	(3,197,538)
(1,183,908)	(17,138,682)
(280,820)	(2,259,887)
(3,153,719)	(23,771,223)
(891)	(11,144)
(28,321)	(371,090)
(187,243)	(3,678,989)
(84,735)	(494,086)
(266,449)	(3,884,423)
(509,434)	(3,869,296)
(7,379,201)	(75,294,429)

37,177,260	121,724,408
6,975,122	68,420,987
(137,699,881)	(381,295,013)

(93,547,499)	(191,149,618)
(176,871,134)	(229,117,088)

$561,000,103	$790,117,191
$384,128,969	$561,000,103

See Notes to Financial Statements.	97

Statements of Changes in Net Assets (concluded)

	International Value Fund
DECREASE IN NET ASSETS	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment income	$3,432,103	$20,176,335
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(33,868,628)	(16,618,660)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(72,640,712)	36,853,093
Net increase (decrease) in net assets resulting from operations	(103,077,237)	40,410,768
Distributions to shareholders:
Class A	(1,524,251)	(8,071,368)
Class C	(85,001)	(846,038)
Class F	(249,824)	(1,347,041)
Class F3	(179,938)	(841,245)
Class I	(1,553,660)	(8,117,139)
Class P	–	–
Class R2	–	(10,825)
Class R3	(33,868)	(200,439)
Class R4	(229)	(1,084)
Class R5	(78)	(367)
Class R6	(10,792)	(50,339)
Total distributions to shareholders	(3,637,641)	(19,485,885)
Capital share transactions (See Note 16):
Net proceeds from sales of shares	36,761,409	69,499,865
Reinvestment of distributions	3,546,416	18,898,989
Cost of shares reacquired	(81,851,655)	(267,470,860)
Net decrease in net assets resulting from capital share transactions	(41,543,830)	(179,072,006)
Net decrease in net assets	(148,258,708)	(158,147,123)
NET ASSETS:
Beginning of period	$580,070,337	$738,217,460
End of period	$431,811,629	$580,070,337

98	See Notes to Financial Statements.

Value Opportunities Fund
For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019

$3,613,449	$7,214,039

34,687,822	240,098,045

(213,073,243)	(156,042,103)
(174,771,972)	91,269,981

(85,094,354)	(82,769,526)
(17,196,886)	(22,544,150)
(22,240,666)	(34,047,751)
(27,977,023)	(29,372,410)
(31,069,513)	(39,402,346)
(2,448,798)	(2,324,620)
(736,437)	(696,446)
(6,339,609)	(7,151,640)
(4,776,365)	(4,905,199)
(306,961)	(168,860)
(4,315,563)	(8,231,369)
(202,502,175)	(231,614,317)

84,404,803	209,293,368
196,957,357	219,865,690
(380,330,717)	(1,016,349,328)

(98,968,557)	(587,190,270)
(476,242,704)	(727,534,606)

$1,853,751,827	$2,581,286,433
$1,377,509,123	$1,853,751,827

See Notes to Financial Statements.	99

Financial Highlights

ALPHA STRATEGY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2020(d)	$24.04	$ 0.06	$(2.55)	$(2.49)	$ –	$(3.29)	$(3.29)
10/31/2019	26.62	(0.03)	0.87	0.84	(0.26)	(3.16)	(3.42)
10/31/2018	28.92	(0.05)	0.93	0.88	–	(3.18)	(3.18)
10/31/2017	25.94	(0.05)	5.96	5.91	–	(2.93)	(2.93)
10/31/2016	29.79	(0.03)	0.19	0.16	(0.19)	(3.82)	(4.01)
10/31/2015	32.40	0.02	0.78	0.80	(0.48)	(2.93)	(3.41)
Class C
4/30/2020(d)	19.73	– (g)	(1.99)	(1.99)	–	(3.29)	(3.29)
10/31/2019	22.43	(0.17)	0.66	0.49	(0.03)	(3.16)	(3.19)
10/31/2018	25.03	(0.21)	0.79	0.58	–	(3.18)	(3.18)
10/31/2017	22.96	(0.21)	5.21	5.00	–	(2.93)	(2.93)
10/31/2016	26.83	(0.19)	0.14	(0.05)	–	(3.82)	(3.82)
10/31/2015	29.51	(0.19)	0.71	0.52	(0.27)	(2.93)	(3.20)
Class F
4/30/2020(d)	24.22	0.08	(2.58)	(2.50)	–	(3.29)	(3.29)
10/31/2019	26.80	0.01	0.87	0.88	(0.30)	(3.16)	(3.46)
10/31/2018	29.06	– (g)	0.92	0.92	–	(3.18)	(3.18)
10/31/2017	26.01	(0.02)	6.00	5.98	–	(2.93)	(2.93)
10/31/2016	29.87	0.02	0.17	0.19	(0.23)	(3.82)	(4.05)
10/31/2015	32.49	0.07	0.78	0.85	(0.54)	(2.93)	(3.47)
Class F3
4/30/2020(d)	24.78	0.09	(2.65)	(2.56)	–	(3.29)	(3.29)
10/31/2019	27.32	0.05	0.91	0.96	(0.34)	(3.16)	(3.50)
10/31/2018	29.52	0.05	0.93	0.98	–	(3.18)	(3.18)
4/4/2017 to 10/31/2017(h)	26.15	(0.01)	3.38	3.37	–	–	–
Class I
4/30/2020(d)	24.72	0.08	(2.64)	(2.56)	–	(3.29)	(3.29)
10/31/2019	27.29	0.03	0.89	0.92	(0.33)	(3.16)	(3.49)
10/31/2018	29.50	0.02	0.95	0.97	–	(3.18)	(3.18)
10/31/2017	26.34	0.02	6.07	6.09	–	(2.93)	(2.93)
10/31/2016	30.20	0.02	0.20	0.22	(0.26)	(3.82)	(4.08)
10/31/2015	32.81	0.11	0.78	0.89	(0.57)	(2.93)	(3.50)
Class R2
4/30/2020(d)	23.11	0.03	(2.43)	(2.40)	–	(3.29)	(3.29)
10/31/2019	25.65	(0.10)	0.83	0.73	(0.11)	(3.16)	(3.27)
10/31/2018	28.07	(0.13)	0.89	0.76	–	(3.18)	(3.18)
10/31/2017	25.34	(0.14)	5.80	5.66	–	(2.93)	(2.93)
10/31/2016	29.16	(0.11)	0.18	0.07	(0.07)	(3.82)	(3.89)
10/31/2015	31.81	(0.07)	0.75	0.68	(0.40)	(2.93)	(3.33)

100	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return (%)(c)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$18.26	(12.93	)(e)	0.44	(f)	0.54	(f)	0.71	(f)	$383,422	15	(e)
24.04	5.65		0.44		0.54		(0.13)		482,675	17
26.62	3.11		0.42		0.52		(0.17)		508,472	8
28.92	24.55		0.41		0.54		(0.19)		510,601	6
25.94	0.91		0.27		0.55		(0.10)		507,241	13
29.79	2.54		0.25		0.53		0.08		580,945	8

14.45	(13.25	)(e)	1.20	(f)	1.30	(f)	(0.02	)(f)	67,469	15	(e)
19.73	4.86		1.19		1.29		(0.85)		97,096	17
22.43	2.31		1.17		1.27		(0.87)		140,681	8
25.03	23.69		1.16		1.29		(0.92)		224,568	6
22.96	0.12		1.02		1.30		(0.84)		265,906	13
26.83	1.76		1.00		1.28		(0.67)		314,946	8

18.43	(12.86	)(e)	0.29	(f)	0.39	(f)	0.90	(f)	115,107	15	(e)
24.22	5.81		0.29		0.39		0.04		176,784	17
26.80	3.25		0.27		0.37		(0.01)		204,245	8
29.06	24.78		0.27		0.39		(0.06)		247,908	6
26.01	1.05		0.12		0.40		0.06		230,558	13
29.87	2.68		0.10		0.38		0.23		271,865	8

18.93	(12.81	)(e)	0.09	(f)	0.19	(f)	1.02	(f)	28,133	15	(e)
24.78	6.03		0.10		0.20		0.20		32,219	17
27.32	3.42		0.08		0.19		0.17		33,677	8
29.52	12.89	(e)	0.09	(f)	0.19	(f)	(0.08	)(f)	34,672	6

18.87	(12.85	)(e)	0.19	(f)	0.29	(f)	0.91	(f)	81,106	15	(e)
24.72	5.88		0.19		0.29		0.11		92,448	17
27.29	3.38		0.17		0.27		0.08		87,441	8
29.50	24.90		0.16		0.30		0.06		69,232	6
26.34	1.15		0.02		0.30		0.09		67,982	13
30.20	2.78		0.00		0.28		0.36		43,135	8

17.42	(13.07	)(e)	0.80	(f)	0.90	(f)	0.37	(f)	1,095	15	(e)
23.11	5.26		0.79		0.89		(0.45)		1,476	17
25.65	2.75		0.77		0.87		(0.49)		2,531	8
28.07	24.11		0.76		0.89		(0.55)		3,064	6
25.34	0.57		0.62		0.90		(0.45)		2,704	13
29.16	2.16		0.60		0.88		(0.22)		2,704	8

See Notes to Financial Statements.	101

Financial Highlights (concluded)

ALPHA STRATEGY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
4/30/2020(d)	$23.26	$ 0.04	$(2.45)	$(2.41)	$ –	$(3.29)	$(3.29)
10/31/2019	25.86	(0.09)	0.84	0.75	(0.19)	(3.16)	(3.35)
10/31/2018	28.25	(0.11)	0.90	0.79	–	(3.18)	(3.18)
10/31/2017	25.46	(0.11)	5.83	5.72	–	(2.93)	(2.93)
10/31/2016	29.30	(0.09)	0.19	0.10	(0.12)	(3.82)	(3.94)
10/31/2015	31.93	(0.05)	0.76	0.71	(0.41)	(2.93)	(3.34)
Class R4
4/30/2020(d)	23.98	0.05	(2.53)	(2.48)	–	(3.29)	(3.29)
10/31/2019	26.58	(0.04)	0.87	0.83	(0.27)	(3.16)	(3.43)
10/31/2018	28.88	(0.06)	0.94	0.88	–	(3.18)	(3.18)
10/31/2017	25.90	(0.09)	6.00	5.91	–	(2.93)	(2.93)
10/31/2016	29.79	(0.07)	0.23	0.16	(0.23)	(3.82)	(4.05)
6/30/2015 to 10/31/2015(i)	31.87	(0.03)	(2.05)	(2.08)	–	–	–
Class R5
4/30/2020(d)	24.73	0.06	(2.62)	(2.56)	–	(3.29)	(3.29)
10/31/2019	27.30	0.03	0.89	0.92	(0.33)	(3.16)	(3.49)
10/31/2018	29.52	0.02	0.94	0.96	–	(3.18)	(3.18)
10/31/2017	26.35	(0.04)	6.14	6.10	–	(2.93)	(2.93)
10/31/2016	30.20	0.04	0.19	0.23	(0.26)	(3.82)	(4.08)
6/30/2015 to 10/31/2015(i)	32.28	– (g)	(2.08)	(2.08)	–	–	–
Class R6
4/30/2020(d)	24.78	0.09	(2.64)	(2.55)	–	(3.29)	(3.29)
10/31/2019	27.33	0.05	0.90	0.95	(0.34)	(3.16)	(3.50)
10/31/2018	29.52	0.05	0.94	0.99	–	(3.18)	(3.18)
10/31/2017	26.34	(0.01)	6.12	6.11	–	(2.93)	(2.93)
10/31/2016	30.20	– (g)	0.23	0.23	(0.27)	(3.82)	(4.09)
6/30/2015 to 10/31/2015(i)	32.28	– (g)	(2.08)	(2.08)	–	–	–

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $0.01.
(h)	Commenced on April 4, 2017.
(i)	Commenced on June 30, 2015.

102	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return (%)(c)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$17.56	(13.03	)(e)	0.69	(f)	0.79	(f)	0.49	(f)	$19,632	15	(e)
23.26	5.38		0.69		0.79		(0.38)		26,729	17
25.86	2.84		0.67		0.77		(0.40)		28,601	8
28.25	24.24		0.65		0.79		(0.43)		33,190	6
25.46	0.68		0.52		0.80		(0.35)		34,223	13
29.30	2.28		0.50		0.78		(0.17)		36,656	8

18.21	(12.92	)(e)	0.44	(f)	0.54	(f)	0.64	(f)	3,180	15	(e)
23.98	5.61		0.44		0.54		(0.16)		3,461	17
26.58	3.12		0.42		0.52		(0.22)		3,236	8
28.88	24.60		0.42		0.53		(0.34)		1,998	6
25.90	0.91		0.28		0.55		(0.27)		278	13
29.79	(6.53	)(e)	0.25	(f)	0.53	(f)	(0.25	)(f)	9	8

18.88	(12.85	)(e)	0.19	(f)	0.29	(f)	0.76	(f)	393	15	(e)
24.73	5.90		0.19		0.29		0.13		296	17
27.30	3.34		0.17		0.27		0.06		106	8
29.52	24.93		0.18		0.28		(0.13)		84	6
26.35	1.19		–		0.30		0.16		9	13
30.20	(6.44	)(e)	0.00	(f)	0.28	(f)	0.00	(f)	9	8

18.94	(12.77	)(e)	0.09	(f)	0.19	(f)	1.05	(f)	3,511	15	(e)
24.78	5.98		0.10		0.20		0.19		4,266	17
27.33	3.45		0.08		0.19		0.17		3,619	8
29.52	24.98		0.09		0.19		1.34		3,855	6
26.34	1.17		0.03		0.17		(0.01)		675	13
30.20	(6.44	)(e)	0.00	(f)	0.12	(f)	0.03	(f)	9	8

See Notes to Financial Statements.	103

Financial Highlights

DURABLE GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain	Total from invest- ment opera- tions	Net invest- ment income	Net asset value, end of period
Class A
11/1/2019 to 4/30/2020(e)(f)	$15.00	$ –	(g)	$0.76	$0.76	$(0.01)	$15.75
Class C
11/1/2019 to 4/30/2020(e)(f)	15.00	(0.04)		0.74	0.70	–	15.70
Class F
11/1/2019 to 4/30/2020(e)(f)	15.00	0.03		0.74	0.77	(0.01)	15.76
Class F3
11/1/2019 to 4/30/2020(e)(f)	15.00	0.03		0.76	0.79	(0.02)	15.77
Class I
11/1/2019 to 4/30/2020(e)(f)	15.00	0.01		0.78	0.79	(0.02)	15.77
Class R3
11/1/2019 to 4/30/2020(e)(f)	15.00	(0.01)		0.76	0.75	(0.01)	15.74
Class R4
11/1/2019 to 4/30/2020(e)(f)	15.00	–	(g)	0.76	0.76	(0.01)	15.75
Class R5
11/1/2019 to 4/30/2020(e)(f)	15.00	0.02		0.77	0.79	(0.02)	15.77
Class R6
11/1/2019 to 4/30/2020(e)(f)	15.00	0.03		0.76	0.79	(0.02)	15.77

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Unaudited.
(f)	Commenced on November 1, 2019.
(g)	Amount less than $0.01.

104	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)(c)	Total expenses after waivers and/or reimburse- ments (%)(d)	Total expenses (%)(d)	Net invest- ment income (loss) (%)(d)	Net assets, end of period (000)	Portfolio turnover rate (%)(c)

5.08	0.95	2.22	0.01	$791	11

4.67	1.70	4.09	(0.63)	121	11

5.17	0.70	3.28	0.41	266	11

5.25	0.64	3.07	0.45	116	11

5.25	0.70	0.69	0.17	176,585	11

4.97	1.20	3.65	(0.14)	10	11

5.08	0.95	3.44	0.06	11	11

5.19	0.70	3.14	0.36	11	11

5.25	0.64	3.00	0.48	143	11

See Notes to Financial Statements.	105

Financial Highlights

FOCUSED GROWTH FUND

		Per Share Operating Performance:

		Investment Operations:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain	Total from invest- ment opera- tions	Net asset value, end of period	Total return (%)(b)(c)
Class A
4/30/2020(e)	$15.88	$(0.04)	$2.71	$2.67	$18.55	16.81
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.10)	0.98	0.88	15.88	5.87
Class C
4/30/2020(e)	15.80	(0.10)	2.68	2.58	18.38	16.33
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.19)	0.99	0.80	15.80	5.33
Class F
4/30/2020(e)	15.91	(0.02)	2.72	2.70	18.61	16.97
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.07)	0.98	0.91	15.91	6.07
Class F3
4/30/2020(e)	15.92	(0.02)	2.73	2.71	18.63	17.02
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.06)	0.98	0.92	15.92	6.13
Class I
4/30/2020(e)	15.92	(0.02)	2.71	2.69	18.61	16.90
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.07)	0.99	0.92	15.92	6.13
Class R3
4/30/2020(e)	15.86	(0.06)	2.69	2.63	18.49	16.58
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.13)	0.99	0.86	15.86	5.73
Class R4
4/30/2020(e)	15.89	(0.04)	2.70	2.66	18.55	16.74
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.10)	0.99	0.89	15.89	5.93
Class R5
4/30/2020(e)	15.91	(0.02)	2.72	2.70	18.61	16.97
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.07)	0.98	0.91	15.91	6.07
Class R6
4/30/2020(e)	15.92	(0.02)	2.73	2.71	18.63	17.02
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.06)	0.98	0.92	15.92	6.13

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Unaudited.
(f)	Commencement of operations was 1/30/2019, SEC effective date was 1/31/2019 and date shares first became available to the public was 2/1/2019.
(g)	Net investment income, net realized and unrealized gain amounted to less than $.01 for the period 1/30/2019 through 1/31/2019.

106	See Notes to Financial Statements.

Ratios to Average Net Assets:			Supplemental Data:
Total expenses after waivers and/or reimburse- ments (%)(d)	Total expenses (%)(d)	Net invest- ment income (loss) (%)(d)	Net assets, end of period (000)	Portfolio turnover rate (%)(c)

1.05	2.66	(0.58)	$ 5,592	100
1.05	3.09	(0.83)	4,889	130

1.80	3.39	(1.37)	451	100
1.80	4.10	(1.55)	156	130

0.80	2.50	(0.34)	1,529	100
0.80	3.14	(0.56)	1,005	130

0.73	2.39	(0.26)	621	100
0.73	3.07	(0.48)	531	130

0.80	2.42	(0.33)	1,680	100
0.80	2.91	(0.60)	1,492	130

1.30	2.87	(0.80)	12	100
1.30	3.64	(1.06)	11	130

1.05	2.62	(0.55)	12	100
1.05	3.37	(0.80)	11	130

0.80	2.38	(0.32)	12	100
0.80	3.12	(0.55)	11	130

0.73	2.38	(0.28)	2,838	100
0.73	2.83	(0.50)	1,821	130

See Notes to Financial Statements.	107

Financial Highlights

FOCUSED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)		Total from Investment operations	Net investment income	Net asset value, end of period
Class A
4/30/2020(e)	$14.75	$0.10	$(3.18)		$(3.08)	$(0.08)	$11.59
7/26/2019 to 10/31/2019(f)(g)	15.00	0.06	(0.31	)(h)	(0.25)	–	14.75
Class C
4/30/2020(e)	14.72	0.06	(3.19)		(3.13)	(0.04)	11.55
7/26/2019 to 10/31/2019(f)(g)	15.00	0.03	(0.31	)(h)	(0.28)	–	14.72
Class F
4/30/2020(e)	14.76	0.12	(3.19)		(3.07)	(0.09)	11.60
7/26/2019 to 10/31/2019(f)(g)	15.00	0.07	(0.31	)(h)	(0.24)	–	14.76
Class F3
4/30/2020(e)	14.76	0.13	(3.19)		(3.06)	(0.10)	11.60
7/26/2019 to 10/31/2019(f)(g)	15.00	0.07	(0.31	)(h)	(0.24)	–	14.76
Class I
4/30/2020(e)	14.76	0.11	(3.17)		(3.06)	(0.10)	11.60
7/26/2019 to 10/31/2019(f)(g)	15.00	0.04	(0.28	)(h)	(0.24)	–	14.76
Class R3
4/30/2020(e)	14.74	0.09	(3.20)		(3.11)	(0.06)	11.57
7/26/2019 to 10/31/2019(f)(g)	15.00	0.05	(0.31	)(h)	(0.26)	–	14.74
Class R4
4/30/2020(e)	14.75	0.11	(3.20)		(3.09)	(0.08)	11.58
7/26/2019 to 10/31/2019(f)(g)	15.00	0.06	(0.31	)(h)	(0.25)	–	14.75
Class R5
4/30/2020(e)	14.76	0.12	(3.19)		(3.07)	(0.10)	11.59
7/26/2019 to 10/31/2019(f)(g)	15.00	0.07	(0.31	)(h)	(0.24)	–	14.76
Class R6
4/30/2020(e)	14.76	0.12	(3.18)		(3.06)	(0.10)	11.60
7/26/2019 to 10/31/2019(f)(g)	15.00	0.07	(0.31	)(h)	(0.24)	–	14.76

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Unaudited.
(f)	Commencement of operations was 7/26/2019, SEC effective date was 7/31/2019 and date shares first became available to the public was 8/1/2019.
(g)	Net investment income, net realized and unrealized gain amounted to less than $.01 for the period 7/26/2019 through 7/31/2019.
(h)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain(loss) in the Statement of Operations for the period ended October 31, 2019, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

108	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)(c)	Total expenses after waivers and/or reimbursements (%)(d)	Total expenses (%)(d)	Net investment income (%)(d)	Net assets, end of period (000)	Portfolio turnover rate (%)(c)

(21.01)	0.96	1.24	1.81	$819	31
(1.67)	0.96	4.40	1.57	508	16

(21.34)	1.71	1.99	1.03	165	31
(1.87)	1.71	5.27	0.75	108	16

(20.95)	0.71	1.12	2.06	445	31
(1.60)	0.71	4.37	1.75	492	16

(20.91)	0.63	0.94	2.13	389	31
(1.60)	0.63	4.21	1.83	492	16

(20.91)	0.71	0.87	1.93	246,088	31
(1.60)	0.71	1.07	1.10	38,221	16

(21.18)	1.21	1.48	1.56	8	31
(1.73)	1.21	4.78	1.24	10	16

(21.08)	0.96	1.21	1.83	8	31
(1.67)	0.96	4.51	1.47	10	16

(20.98)	0.71	0.97	2.07	8	31
(1.60)	0.71	4.27	1.75	10	16

(20.91)	0.63	0.93	2.12	565	31
(1.60)	0.63	4.21	1.83	517	16

See Notes to Financial Statements.	109

Financial Highlights

FOCUSED SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
4/30/2020(c)	$25.14	$0.06	$(5.96)	$(5.90)	$(4.11)	$15.13
10/31/2019	29.02	(0.04)	0.39	0.35	(4.23)	25.14
10/31/2018	34.92	(0.32)	0.47	0.15	(6.05)	29.02
10/31/2017	33.65	(0.27)	7.56	7.29	(6.02)	34.92
10/31/2016	31.34	(0.22)	3.27	3.05	(0.74)	33.65
10/31/2015	34.19	(0.26)	1.00	0.74	(3.59)	31.34
Class C
4/30/2020(c)	26.71	(0.03)	(6.40)	(6.43)	(4.11)	16.17
6/28/2019 to 10/31/2019(f)	27.39	(0.03)	(0.65)	(0.68)	–	26.71
Class F
4/30/2020(c)	26.80	0.08	(6.44)	(6.36)	(4.11)	16.33
6/28/2019 to 10/31/2019(f)	27.39	0.06	(0.65)	(0.59)	–	26.80
Class F3
4/30/2020(c)	26.80	0.10	(6.44)	(6.34)	(4.11)	16.35
6/28/2019 to 10/31/2019(f)	27.39	0.06	(0.65)	(0.59)	–	26.80
Class I
4/30/2020(c)	26.80	0.09	(6.45)	(6.36)	(4.11)	16.33
10/31/2019	30.64	(0.02)	0.41	0.39	(4.23)	26.80
10/31/2018	36.53	(0.33)	0.49	0.16	(6.05)	30.64
10/31/2017	34.95	(0.28)	7.88	7.60	(6.02)	36.53
10/31/2016	32.52	(0.23)	3.40	3.17	(0.74)	34.95
10/31/2015	35.34	(0.27)	1.04	0.77	(3.59)	32.52
Class R3
4/30/2020(c)	26.75	0.05	(6.43)	(6.38)	(4.11)	16.26
6/28/2019 to 10/31/2019(f)	27.39	0.01	(0.65)	(0.64)	–	26.75
Class R4
4/30/2020(c)	26.77	0.07	(6.43)	(6.36)	(4.11)	16.30
6/28/2019 to 10/31/2019(f)	27.39	0.03	(0.65)	(0.62)	–	26.77
Class R5
4/30/2020(c)	26.80	0.09	(6.45)	(6.36)	(4.11)	16.33
6/28/2019 to 10/31/2019(f)	27.39	0.05	(0.64)	(0.59)	–	26.80
Class R6
4/30/2020(c)	26.81	0.10	(6.45)	(6.35)	(4.11)	16.35
6/28/2019 to 10/31/2019(f)	27.39	0.09	(0.67)	(0.58)	–	26.81

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operation was 6/28/2019 and date shares first became available to the public was 7/1/2019.

110	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(28.42	)(d)	1.28	(e)	1.39	(e)	0.83	(e)	$4,567	44	(d)
1.68		1.53		1.58		(0.16)		5,729	135
0.11		1.63		1.63		(1.02)		6,382	57
23.38		1.66		1.66		(0.81)		6,698	48
10.00		1.80		1.80		(0.71)		6,083	52
2.79		1.79		1.79		(0.86)		17,198	70

(28.79	)(d)	2.02	(e)	2.20	(e)	(0.35	)(e)	68	44	(d)
(2.48	)(d)	2.03	(e)	2.14	(e)	(0.37	)(e)	10	135

(28.37	)(d)	1.03	(e)	1.34	(e)	1.06	(e)	49	44	(d)
(2.15	)(d)	1.03	(e)	1.30	(e)	0.65	(e)	10	135

(28.29	)(d)	0.95	(e)	1.10	(e)	1.17	(e)	7	44	(d)
(2.15	)(d)	0.95	(e)	1.15	(e)	0.71	(e)	10	135

(28.37	)(d)	1.03	(e)	1.15	(e)	1.12	(e)	77,930	44	(d)
1.77		1.45		1.50		(0.07)		114,088	135
0.10		1.63		1.63		(1.02)		127,236	57
23.40		1.66		1.66		(0.80)		135,852	48
9.97		1.80		1.80		(0.72)		135,269	52
2.81		1.79		1.79		(0.86)		153,050	70

(28.52	)(d)	1.53	(e)	1.62	(e)	0.58	(e)	7	44	(d)
(2.34	)(d)	1.53	(e)	1.64	(e)	0.12	(e)	10	135

(28.41	)(d)	1.28	(e)	1.37	(e)	0.83	(e)	7	44	(d)
(2.26	)(d)	1.28	(e)	1.40	(e)	0.37	(e)	10	135

(28.37	)(d)	1.03	(e)	1.12	(e)	1.08	(e)	7	44	(d)
(2.15	)(d)	1.03	(e)	1.15	(e)	0.62	(e)	10	135

(28.32	)(d)	0.95	(e)	1.11	(e)	1.18	(e)	993	44	(d)
(2.12	)(d)	0.95	(e)	1.24	(e)	1.01	(e)	1,336	135

See Notes to Financial Statements.	111

Financial Highlights

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2020(c)	$12.53	$0.09	$(1.60)	$(1.51)	$(0.19)	$(1.09)	$(1.28)
10/31/2019	12.64	0.19	0.79	0.98	(0.18)	(0.91)	(1.09)
10/31/2018	13.99	0.16	0.10	0.26	(0.18)	(1.43)	(1.61)
10/31/2017	12.54	0.17	1.94	2.11	(0.19)	(0.47)	(0.66)
10/31/2016	13.32	0.19	0.34	0.53	(0.17)	(1.14)	(1.31)
10/31/2015	16.00	0.15	0.04	0.19	(0.10)	(2.77)	(2.87)
Class C
4/30/2020(c)	11.04	0.04	(1.40)	(1.36)	(0.09)	(1.09)	(1.18)
10/31/2019	11.22	0.09	0.69	0.78	(0.05)	(0.91)	(0.96)
10/31/2018	12.58	0.06	0.08	0.14	(0.07)	(1.43)	(1.50)
10/31/2017	11.33	0.07	1.76	1.83	(0.11)	(0.47)	(0.58)
10/31/2016	12.14	0.09	0.31	0.40	(0.07)	(1.14)	(1.21)
10/31/2015	14.83	0.04	0.04	0.08	– (f)	(2.77)	(2.77)
Class F
4/30/2020(c)	12.40	0.09	(1.58)	(1.49)	(0.21)	(1.09)	(1.30)
10/31/2019	12.52	0.21	0.78	0.99	(0.20)	(0.91)	(1.11)
10/31/2018	13.87	0.18	0.10	0.28	(0.20)	(1.43)	(1.63)
10/31/2017	12.44	0.19	1.93	2.12	(0.22)	(0.47)	(0.69)
10/31/2016	13.23	0.21	0.33	0.54	(0.19)	(1.14)	(1.33)
10/31/2015	15.93	0.17	0.05	0.22	(0.15)	(2.77)	(2.92)
Class F3
4/30/2020(c)	12.69	0.10	(1.62)	(1.52)	(0.22)	(1.09)	(1.31)
10/31/2019	12.78	0.23	0.80	1.03	(0.21)	(0.91)	(1.12)
10/31/2018	14.12	0.21	0.09	0.30	(0.21)	(1.43)	(1.64)
4/4/2017 to 10/31/2017(g)	13.24	0.11	0.77	0.88	–	–	–
Class I
4/30/2020(c)	12.63	0.10	(1.61)	(1.51)	(0.22)	(1.09)	(1.31)
10/31/2019	12.73	0.22	0.80	1.02	(0.21)	(0.91)	(1.12)
10/31/2018	14.09	0.19	0.09	0.28	(0.21)	(1.43)	(1.64)
10/31/2017	12.62	0.21	1.96	2.17	(0.23)	(0.47)	(0.70)
10/31/2016	13.40	0.23	0.34	0.57	(0.21)	(1.14)	(1.35)
10/31/2015	16.11	0.18	0.04	0.22	(0.16)	(2.77)	(2.93)
Class P
4/30/2020(c)	12.28	0.07	(1.56)	(1.49)	(0.17)	(1.09)	(1.26)
10/31/2019	12.40	0.16	0.77	0.93	(0.14)	(0.91)	(1.05)
10/31/2018	13.74	0.13	0.09	0.22	(0.13)	(1.43)	(1.56)
10/31/2017	12.32	0.14	1.92	2.06	(0.17)	(0.47)	(0.64)
10/31/2016	13.10	0.17	0.33	0.50	(0.14)	(1.14)	(1.28)
10/31/2015	15.79	0.12	0.04	0.16	(0.08)	(2.77)	(2.85)

112	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.74	(13.66	)(d)	0.95	(e)	1.75	(e)	$1,048,828	30	(d)
12.53	8.52		0.99		1.57		1,378,201	88
12.64	1.99		0.96		1.22		1,446,816	92
13.99	17.45		0.96		1.29		1,571,170	96
12.54	4.36		0.98		1.60		1,653,389	135
13.32	1.18		0.97		1.09		2,027,292	149

8.50	(14.04	)(d)	1.71	(e)	0.99	(e)	112,775	30	(d)
11.04	7.71		1.74		0.83		157,803	88
11.22	1.21		1.71		0.48		232,937	92
12.58	16.63		1.71		0.55		445,017	96
11.33	3.59		1.73		0.85		544,649	135
12.14	0.40		1.72		0.34		713,824	149

9.61	(13.68	)(d)	0.80	(e)	1.89	(e)	123,055	30	(d)
12.40	8.71		0.84		1.73		183,310	88
12.52	2.17		0.81		1.38		247,704	92
13.87	17.62		0.81		1.43		323,584	96
12.44	4.48		0.83		1.76		304,083	135
13.23	1.35		0.82		1.25		436,263	149

9.86	(13.56	)(d)	0.63	(e)	2.07	(e)	15,887	30	(d)
12.69	8.92		0.64		1.92		20,698	88
12.78	2.36		0.62		1.57		20,270	92
14.12	6.65	(d)	0.62	(e)	1.42	(e)	20,497	96

9.81	(13.56	)(d)	0.70	(e)	2.01	(e)	442,212	30	(d)
12.63	8.84		0.74		1.79		613,182	88
12.73	2.19		0.71		1.48		92,508	92
14.09	17.81		0.72		1.54		120,146	96
12.62	4.64		0.73		1.87		142,316	135
13.40	1.37		0.72		1.36		236,867	149

9.53	(13.78	)(d)	1.16	(e)	1.54	(e)	3,506	30	(d)
12.28	8.30		1.19		1.36		5,117	88
12.40	1.77		1.16		1.02		5,648	92
13.74	17.28		1.17		1.11		7,096	96
12.32	4.17		1.18		1.40		10,798	135
13.10	0.94		1.17		0.90		13,733	149

See Notes to Financial Statements.	113

Financial Highlights (concluded)

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
4/30/2020(c)	$12.24	$0.07	$(1.57)	$(1.50)	$(0.14)	$(1.09)	$(1.23)
10/31/2019	12.33	0.14	0.78	0.92	(0.10)	(0.91)	(1.01)
10/31/2018	13.68	0.11	0.10	0.21	(0.13)	(1.43)	(1.56)
10/31/2017	12.27	0.12	1.91	2.03	(0.15)	(0.47)	(0.62)
10/31/2016	13.05	0.15	0.33	0.48	(0.12)	(1.14)	(1.26)
10/31/2015	15.71	0.10	0.04	0.14	(0.03)	(2.77)	(2.80)
Class R3
4/30/2020(c)	12.28	0.07	(1.56)	(1.49)	(0.16)	(1.09)	(1.25)
10/31/2019	12.40	0.16	0.77	0.93	(0.14)	(0.91)	(1.05)
10/31/2018	13.75	0.12	0.10	0.22	(0.14)	(1.43)	(1.57)
10/31/2017	12.34	0.14	1.90	2.04	(0.16)	(0.47)	(0.63)
10/31/2016	13.12	0.16	0.33	0.49	(0.13)	(1.14)	(1.27)
10/31/2015	15.80	0.11	0.06	0.17	(0.08)	(2.77)	(2.85)
Class R4
4/30/2020(c)	12.46	0.09	(1.59)	(1.50)	(0.19)	(1.09)	(1.28)
10/31/2019	12.58	0.19	0.78	0.97	(0.18)	(0.91)	(1.09)
10/31/2018	13.94	0.16	0.10	0.26	(0.19)	(1.43)	(1.62)
10/31/2017	12.52	0.16	1.95	2.11	(0.22)	(0.47)	(0.69)
10/31/2016	13.32	0.17	0.36	0.53	(0.19)	(1.14)	(1.33)
6/30/2015 to 10/31/2015(h)	13.52	0.05	(0.25)	(0.20)	–	–	–
Class R5
4/30/2020(c)	12.63	0.10	(1.61)	(1.51)	(0.22)	(1.09)	(1.31)
10/31/2019	12.74	0.22	0.79	1.01	(0.21)	(0.91)	(1.12)
10/31/2018	14.09	0.19	0.10	0.29	(0.21)	(1.43)	(1.64)
10/31/2017	12.63	0.19	1.97	2.16	(0.23)	(0.47)	(0.70)
10/31/2016	13.41	0.17	0.40	0.57	(0.21)	(1.14)	(1.35)
6/30/2015 to 10/31/2015(h)	13.60	0.06	(0.25)	(0.19)	–	–	–
Class R6
4/30/2020(c)	12.69	0.10	(1.62)	(1.52)	(0.22)	(1.09)	(1.31)
10/31/2019	12.79	0.23	0.79	1.02	(0.21)	(0.91)	(1.12)
10/31/2018	14.12	0.21	0.10	0.31	(0.21)	(1.43)	(1.64)
10/31/2017	12.64	0.21	1.97	2.18	(0.23)	(0.47)	(0.70)
10/31/2016	13.41	0.23	0.35	0.58	(0.21)	(1.14)	(1.35)
6/30/2015 to 10/31/2015(h)	13.60	0.06	(0.25)	(0.19)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.

114	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.51	(13.84	)(d)	1.31	(e)	1.40	(e)	$3,172	30	(d)
12.24	8.17		1.34		1.20		4,009	88
12.33	1.64		1.31		0.88		3,587	92
13.68	17.07		1.31		0.93		8,062	96
12.27	3.97		1.33		1.25		7,952	135
13.05	0.81		1.33		0.76		10,543	149

9.54	(13.77	)(d)	1.21	(e)	1.49	(e)	81,519	30	(d)
12.28	8.27		1.24		1.32		98,059	88
12.40	1.66		1.21		0.97		116,719	92
13.75	17.19		1.21		1.04		147,010	96
12.34	4.09		1.23		1.35		157,626	135
13.12	0.97		1.22		0.84		206,984	149

9.68	(13.66	)(d)	0.95	(e)	1.76	(e)	3,416	30	(d)
12.46	8.51		0.99		1.56		4,880	88
12.58	2.00		0.96		1.22		5,164	92
13.94	17.45		0.95		1.19		4,355	96
12.52	4.37		0.95		1.40		121	135
13.32	(1.48	)(d)	0.93	(e)	1.12	(e)	10	149

9.81	(13.57	)(d)	0.70	(e)	2.01	(e)	1,534	30	(d)
12.63	8.76		0.74		1.80		1,482	88
12.74	2.28		0.71		1.45		810	92
14.09	17.73		0.70		1.40		1,049	96
12.63	4.64		0.68		1.40		125	135
13.41	(1.40	)(d)	0.68	(e)	1.37	(e)	10	149

9.86	(13.57	)(d)	0.63	(e)	2.08	(e)	11,515	30	(d)
12.69	8.83		0.64		1.89		21,815	88
12.79	2.36		0.62		1.57		16,864	92
14.12	17.97		0.62		1.51		6,440	96
12.64	4.73		0.61		1.88		123	135
13.41	(1.40	)(d)	0.59	(e)	1.46	(e)	10	149

See Notes to Financial Statements.	115

Financial Highlights

GLOBAL EQUITY RESEARCH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2020(c)	$11.52	$0.05	$(0.93)	$(0.88)	$(0.13)	$–	$(0.13)
10/31/2019	10.93	0.13	0.97	1.10	(0.09)	(0.42)	(0.51)
10/31/2018	11.58	0.09	(0.11)	(0.02)	(0.11)	(0.52)	(0.63)
1/17/2017 to 10/31/2017(f)	10.00	0.08	1.50	1.58	–	–	–
Class C
4/30/2020(c)	11.40	0.01	(0.93)	(0.92)	(0.04)	–	(0.04)
10/31/2019	10.81	0.05	0.97	1.02	(0.01)	(0.42)	(0.43)
10/31/2018	11.52	0.01	(0.12)	(0.11)	(0.08)	(0.52)	(0.60)
1/17/2017 to 10/31/2017(f)	10.00	(0.02)	1.54	1.52	–	–	–
Class F
4/30/2020(c)	11.54	0.05	(0.91)	(0.86)	(0.15)	–	(0.15)
10/31/2019	10.94	0.15	0.97	1.12	(0.10)	(0.42)	(0.52)
10/31/2018	11.60	0.11	(0.12)	(0.01)	(0.13)	(0.52)	(0.65)
1/17/2017 to 10/31/2017(f)	10.00	0.10	1.50	1.60	–	–	–
Class F3
4/30/2020(c)	11.56	0.06	(0.91)	(0.85)	(0.17)	–	(0.17)
10/31/2019	10.96	0.16	0.97	1.13	(0.11)	(0.42)	(0.53)
10/31/2018	11.61	0.12	(0.11)	0.01	(0.14)	(0.52)	(0.66)
4/4/2017 to 10/31/2017(g)	10.28	0.07	1.26	1.33	–	–	–
Class I
4/30/2020(c)	11.55	0.06	(0.92)	(0.86)	(0.16)	–	(0.16)
10/31/2019	10.95	0.16	0.97	1.13	(0.11)	(0.42)	(0.53)
10/31/2018	11.61	0.12	(0.12)	–	(0.14)	(0.52)	(0.66)
1/17/2017 to 10/31/2017(f)	10.00	0.10	1.51	1.61	–	–	–
Class R2
4/30/2020(c)	11.50	0.03	(0.92)	(0.89)	(0.10)	–	(0.10)
10/31/2019	10.89	0.10	0.97	1.07	(0.04)	(0.42)	(0.46)
10/31/2018	11.55	0.05	(0.12)	(0.07)	(0.07)	(0.52)	(0.59)
1/17/2017 to 10/31/2017(f)	10.00	0.05	1.50	1.55	–	–	–

116	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.51	(7.74	)(d)	0.90	(e)	3.93	(e)	0.94	(e)	$3,270	91	(d)
11.52	10.85		0.90		4.20		1.24		3,551	65
10.93	(0.22)		0.95		5.07		0.79		3,124	108
11.58	15.80	(d)	1.05	(e)	5.00	(e)	0.96	(e)	1,667	140

10.44	(8.04	)(d)	1.65	(e)	4.69	(e)	0.18	(e)	555	91	(d)
11.40	10.05		1.65		4.96		0.46		581	65
10.81	(1.07)		1.70		5.76		0.07		699	108
11.52	15.20	(d)	1.80	(e)	5.61	(e)	(0.24	)(e)	336	140

10.53	(7.61	)(d)	0.75	(e)	3.77	(e)	1.07	(e)	1,203	91	(d)
11.54	11.07		0.75		4.09		1.37		2,207	65
10.94	(0.19)		0.82		4.90		0.94		1,203	108
11.60	16.00	(d)	0.90	(e)	4.86	(e)	1.12	(e)	1,178	140

10.54	(7.56	)(d)	0.63	(e)	3.61	(e)	1.21	(e)	12	91	(d)
11.56	11.22		0.63		3.88		1.50		13	65
10.96	0.01		0.69		4.80		1.08		11	108
11.61	12.94	(d)	0.75	(e)	4.78	(e)	1.04	(e)	11	140

10.53	(7.60	)(d)	0.65	(e)	3.68	(e)	1.20	(e)	1,168	91	(d)
11.55	11.19		0.65		3.95		1.49		1,264	65
10.95	(0.10)		0.72		4.81		1.03		1,137	108
11.61	16.10	(d)	0.80	(e)	4.76	(e)	1.23	(e)	1,137	140

10.51	(7.87	)(d)	1.25	(e)	4.26	(e)	0.60	(e)	12	91	(d)
11.50	10.57		1.25		4.52		0.89		13	65
10.89	(0.66)		1.32		5.40		0.44		11	108
11.55	15.50	(d)	1.40	(e)	5.36	(e)	0.64	(e)	12	140

See Notes to Financial Statements.	117

Financial Highlights (concluded)

GLOBAL EQUITY RESEARCH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
4/30/2020(c)	$11.45	$0.03	$(0.91)	$(0.88)	$(0.11)	$–	$(0.11)
10/31/2019	10.90	0.11	0.96	1.07	(0.10)	(0.42)	(0.52)
10/31/2018	11.56	0.03	(0.09)	(0.06)	(0.08)	(0.52)	(0.60)
1/17/2017 to 10/31/2017(f)	10.00	0.06	1.50	1.56	–	–	–
Class R4
4/30/2020(c)	11.53	0.05	(0.92)	(0.87)	(0.14)	–	(0.14)
10/31/2019	10.93	0.13	0.97	1.10	(0.08)	(0.42)	(0.50)
10/31/2018	11.58	0.10	(0.12)	(0.02)	(0.11)	(0.52)	(0.63)
1/17/2017 to 10/31/2017(f)	10.00	0.08	1.50	1.58	–	–	–
Class R5
4/30/2020(c)	11.55	0.06	(0.92)	(0.86)	(0.16)	–	(0.16)
10/31/2019	10.95	0.16	0.97	1.13	(0.11)	(0.42)	(0.53)
10/31/2018	11.61	0.12	(0.12)	–	(0.14)	(0.52)	(0.66)
1/17/2017 to 10/31/2017(f)	10.00	0.10	1.51	1.61	–	–	–
Class R6
4/30/2020(c)	11.56	0.06	(0.92)	(0.86)	(0.17)	–	(0.17)
10/31/2019	10.96	0.17	0.96	1.13	(0.11)	(0.42)	(0.53)
10/31/2018	11.61	0.13	(0.12)	0.01	(0.14)	(0.52)	(0.66)
1/17/2017 to 10/31/2017(f)	10.00	0.11	1.50	1.61	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on January 17, 2017.
(g)	Commenced on April 4, 2017.

118	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.46	(7.81	)(d)	1.15	(e)	4.19	(e)	0.70	(e)	$192	91	(d)
11.45	10.63		1.15		4.46		0.98		200	65
10.90	(0.56)		1.18		5.98		0.27		165	108
11.56	15.60	(d)	1.30	(e)	5.25	(e)	0.74	(e)	12	140

10.52	(7.73	)(d)	0.90	(e)	3.93	(e)	0.93	(e)	12	91	(d)
11.53	10.89		0.90		4.18		1.24		13	65
10.93	(0.24)		0.97		5.05		0.83		12	108
11.58	15.80	(d)	1.05	(e)	5.00	(e)	0.93	(e)	12	140

10.53	(7.59	)(d)	0.65	(e)	3.67	(e)	1.19	(e)	12	91	(d)
11.55	11.19		0.65		3.93		1.49		13	65
10.95	(0.10)		0.72		4.80		1.03		12	108
11.61	16.10	(d)	0.80	(e)	4.74	(e)	1.25	(e)	12	140

10.53	(7.56	)(d)	0.63	(e)	3.61	(e)	1.22	(e)	508	91	(d)
11.56	11.13		0.63		3.88		1.56		690	65
10.96	0.01		0.63		4.62		1.12		236	108
11.61	16.10	(d)	0.75	(e)	4.72	(e)	1.30	(e)	12	140

See Notes to Financial Statements.	119

Financial Highlights

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
4/30/2020(c)	$28.61	$(0.04)	$ 3.53	$ 3.49	$(2.34)	$29.76
10/31/2019	29.82	(0.13)	3.57	3.44	(4.65)	28.61
10/31/2018	28.97	(0.14)	2.82	2.68	(1.83)	29.82
10/31/2017	22.42	(0.06)	6.61	6.55	–	28.97
10/31/2016	23.73	0.03	(0.24)	(0.21)	(1.10)	22.42
10/31/2015	23.08	(0.02)	1.96	1.94	(1.29)	23.73
Class C
4/30/2020(c)	26.47	(0.11)	3.22	3.11	(2.34)	27.24
10/31/2019	28.14	(0.31)	3.29	2.98	(4.65)	26.47
10/31/2018	27.63	(0.35)	2.69	2.34	(1.83)	28.14
10/31/2017	21.54	(0.24)	6.33	6.09	–	27.63
10/31/2016	23.01	(0.14)	(0.23)	(0.37)	(1.10)	21.54
10/31/2015	22.57	(0.19)	1.92	1.73	(1.29)	23.01
Class F
4/30/2020(c)	29.14	(0.01)	3.60	3.59	(2.34)	30.39
10/31/2019	30.21	(0.06)	3.64	3.58	(4.65)	29.14
10/31/2018	29.26	(0.07)	2.85	2.78	(1.83)	30.21
10/31/2017	22.59	(0.01)	6.68	6.67	–	29.26
10/31/2016	23.87	0.06	(0.24)	(0.18)	(1.10)	22.59
10/31/2015	23.17	0.01	1.98	1.99	(1.29)	23.87
Class F3
4/30/2020(c)	29.43	(0.01)	3.65	3.64	(2.34)	30.73
10/31/2019	30.45	(0.05)	3.68	3.63	(4.65)	29.43
10/31/2018	29.46	(0.06)	2.88	2.82	(1.83)	30.45
4/4/2017 to 10/31/2017(f)	24.81	(0.03)	4.68	4.65	–	29.46
Class I
4/30/2020(c)	29.32	(0.01)	3.62	3.61	(2.34)	30.59
10/31/2019	30.37	(0.06)	3.66	3.60	(4.65)	29.32
10/31/2018	29.40	(0.07)	2.87	2.80	(1.83)	30.37
10/31/2017	22.69	(0.01)	6.72	6.71	–	29.40
10/31/2016	23.95	0.08	(0.24)	(0.16)	(1.10)	22.69
10/31/2015	23.23	0.04	1.97	2.01	(1.29)	23.95
Class R2
4/30/2020(c)	28.15	(0.07)	3.45	3.38	(2.34)	29.19
10/31/2019	29.51	(0.22)	3.51	3.29	(4.65)	28.15
10/31/2018	28.78	(0.24)	2.80	2.56	(1.83)	29.51
10/31/2017	22.35	(0.15)	6.58	6.43	–	28.78
10/31/2016	23.74	(0.05)	(0.24)	(0.29)	(1.10)	22.35
10/31/2015	23.17	(0.10)	1.96	1.86	(1.29)	23.74

120	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

12.95	(d)	0.92	(e)	0.92	(e)	(0.38	)(e)	$1,170,337	68	(d)
15.32		0.93		0.93		(0.48)		1,001,973	143
9.68		0.91		0.91		(0.47)		900,405	161
29.21		0.91		0.96		(0.23)		754,101	192
(0.96)		0.85		0.98		0.12		750,576	246
8.84		0.85		0.99		(0.09)		742,393	271

12.53	(d)	1.68	(e)	1.68	(e)	(1.13	)(e)	687,657	68	(d)
14.45		1.68		1.68		(1.23)		631,400	143
8.87		1.65		1.66		(1.21)		595,344	161
28.27		1.66		1.71		(0.99)		523,008	192
(1.72)		1.60		1.73		(0.64)		482,693	246
8.07		1.59		1.74		(0.84)		414,557	271

13.06	(d)	0.67	(e)	0.77	(e)	(0.12	)(e)	1,641,427	68	(d)
15.63		0.68		0.78		(0.23)		1,444,533	143
9.94		0.66		0.76		(0.22)		1,315,881	161
29.53		0.70		0.81		(0.04)		1,103,103	192
(0.82)		0.70		0.83		0.26		763,623	246
9.03		0.70		0.84		0.06		733,463	271

13.11	(d)	0.61	(e)	0.61	(e)	(0.08	)(e)	104,369	68	(d)
15.68		0.62		0.62		(0.19)		74,378	143
10.01		0.60		0.60		(0.18)		44,379	161
18.74	(d)	0.59	(e)	0.62	(e)	(0.19	)(e)	18,841	192

13.05	(d)	0.67	(e)	0.67	(e)	(0.13	)(e)	627,992	68	(d)
15.62		0.68		0.68		(0.20)		520,195	143
9.96		0.66		0.66		(0.21)		702,389	161
29.57		0.67		0.70		(0.06)		303,795	192
(0.73)		0.60		0.74		0.36		98,506	246
9.10		0.60		0.74		0.16		96,090	271

12.71	(d)	1.27	(e)	1.28	(e)	(0.66	)(e)	606	68	(d)
14.94		1.28		1.28		(0.82)		1,153	143
9.31		1.26		1.26		(0.79)		1,332	161
28.77		1.26		1.30		(0.60)		1,784	192
(1.35)		1.20		1.34		(0.24)		1,267	246
8.49		1.20		1.34		(0.44)		593	271

See Notes to Financial Statements.	121

Financial Highlights (concluded)

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class R3
4/30/2020(c)	$28.09	$(0.06)	$ 3.44	$ 3.38	$(2.34)	$29.13
10/31/2019	29.43	(0.19)	3.50	3.31	(4.65)	28.09
10/31/2018	28.68	(0.21)	2.79	2.58	(1.83)	29.43
10/31/2017	22.25	(0.12)	6.55	6.43	–	28.68
10/31/2016	23.62	(0.04)	(0.23)	(0.27)	(1.10)	22.25
10/31/2015	23.03	(0.08)	1.96	1.88	(1.29)	23.62
Class R4
4/30/2020(c)	28.62	(0.04)	3.53	3.49	(2.34)	29.77
10/31/2019	29.82	(0.13)	3.58	3.45	(4.65)	28.62
10/31/2018	28.97	(0.15)	2.83	2.68	(1.83)	29.82
10/31/2017	22.42	(0.08)	6.63	6.55	–	28.97
10/31/2016	23.74	(0.01)	(0.21)	(0.22)	(1.10)	22.42
6/30/2015 to 10/31/2015(g)	23.42	(0.01)	0.33	0.32	–	23.74
Class R5
4/30/2020(c)	29.33	(0.01)	3.63	3.62	(2.34)	30.61
10/31/2019	30.38	(0.06)	3.66	3.60	(4.65)	29.33
10/31/2018	29.41	(0.07)	2.87	2.80	(1.83)	30.38
10/31/2017	22.70	– (h)	6.71	6.71	–	29.41
10/31/2016	23.95	0.02	(0.17)	(0.15)	(1.10)	22.70
6/30/2015 to 10/31/2015(g)	23.61	0.01	0.33	0.34	–	23.95
Class R6
4/30/2020(c)	29.43	(0.01)	3.65	3.64	(2.34)	30.73
10/31/2019	30.45	(0.05)	3.68	3.63	(4.65)	29.43
10/31/2018	29.46	(0.05)	2.87	2.82	(1.83)	30.45
10/31/2017	22.72	(0.02)	6.76	6.74	–	29.46
10/31/2016	23.96	0.08	(0.22)	(0.14)	(1.10)	22.72
6/30/2015 to 10/31/2015(g)	23.61	0.02	0.33	0.35	–	23.96

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.
(h)	Amount less than $0.01.

122	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

12.82	(d)	1.17	(e)	1.17	(e)	(0.63	)(e)	$15,017	68	(d)
15.03		1.18		1.18		(0.71)		13,610	143
9.41		1.16		1.16		(0.71)		15,206	161
28.90		1.16		1.21		(0.48)		13,261	192
(1.23)		1.10		1.24		(0.17)		13,471	246
8.58		1.10		1.24		(0.35)		13,501	271

12.94	(d)	0.92	(e)	0.92	(e)	(0.38	)(e)	9,730	68	(d)
15.35		0.93		0.93		(0.47)		6,543	143
9.68		0.91		0.91		(0.47)		6,345	161
29.21		0.92		0.95		(0.31)		4,698	192
(1.00)		0.85		1.00		(0.03)		1,735	246
1.37	(d)	0.87	(e)	0.99	(e)	(0.18	)(e)	10	271

13.08	(d)	0.67	(e)	0.67	(e)	(0.12	)(e)	10,151	68	(d)
15.61		0.68		0.68		(0.22)		9,344	143
9.96		0.66		0.66		(0.22)		8,598	161
29.56		0.67		0.71		(0.01)		5,810	192
(0.68)		0.60		0.75		0.08		3,700	246
1.44	(d)	0.60	(e)	0.72	(e)	0.09	(e)	10	271

13.11	(d)	0.61	(e)	0.61	(e)	(0.05	)(e)	38,389	68	(d)
15.68		0.62		0.62		(0.18)		36,932	143
10.01		0.60		0.60		(0.16)		25,657	161
29.67		0.59		0.62		(0.06)		20,884	192
(0.64)		0.50		0.63		0.34		1,534	246
1.48	(d)	0.48	(e)	0.60	(e)	0.21	(e)	10	271

See Notes to Financial Statements.	123

Financial Highlights

HEALTH CARE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
4/30/2020(e)	$14.48	$(0.01)	$ 1.62	$ 1.61	$ –	$16.09
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.51)	(0.52)	–	14.48
Class C
4/30/2020(e)	14.45	(0.05)	1.60	1.55	–	16.00
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.04)	(0.51)	(0.55)	–	14.45
Class F
4/30/2020(e)	14.49	0.01	1.62	1.63	– (h)	16.12
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.50)	(0.51)	–	14.49
Class F3
4/30/2020(e)	14.49	0.02	1.62	1.64	(0.01)	16.12
7/26/2019 to 10/31/2019(f)(g)	15.00	– (h)	(0.51)	(0.51)	–	14.49
Class I
4/30/2020(e)	14.49	0.01	1.62	1.63	(0.01)	16.11
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.50)	(0.51)	–	14.49
Class R3
4/30/2020(e)	14.47	(0.02)	1.61	1.59	–	16.06
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.02)	(0.51)	(0.53)	–	14.47
Class R4
4/30/2020(e)	14.48	(0.01)	1.62	1.61	–	16.09
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.51)	(0.52)	–	14.48
Class R5
4/30/2020(e)	14.49	0.01	1.62	1.63	(0.01)	16.11
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.50)	(0.51)	–	14.49
Class R6
4/30/2020(e)	14.49	0.02	1.62	1.64	(0.01)	16.12
7/26/2019 to 10/31/2019(f)(g)	15.00	– (h)	(0.51)	(0.51)	–	14.49

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Annualized.
(e)	Unaudited.
(f)	Commencement of operations was 7/26/2019, SEC effective date was 7/31/2019 and date shares first became available to the public was 8/1/2019.
(g)	Net investment income, net realized and unrealized gain amounted to less than $.01 for the period 7/26/2019 through 7/31/2019.
(h)	Amount less than $0.01.

124	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return (%)(b)(c)	Total expenses after waivers and/or reimbursements (%)(d)	Total Expenses (%)(d)	Net investment income (loss) (%)(d)	Net assets, end of period (000)	Portfolio turnover rate (%)(c)

11.12	1.03	5.41	(0.10)	$1,149	32
(3.47)	1.03	9.00	(0.36)	906	16

10.73	1.78	6.16	(0.83)	152	32
(3.67)	1.78	9.84	(1.17)	129	16

11.26	0.78	5.28	0.18	540	32
(3.40)	0.78	8.95	(0.16)	483	16

11.32	0.70	5.07	0.26	538	32
(3.40)	0.70	8.72	(0.08)	483	16

11.23	0.78	5.18	0.18	118	32
(3.40)	0.78	8.85	(0.16)	106	16

10.99	1.28	5.70	(0.35)	11	32
(3.53)	1.28	9.36	(0.64)	10	16

11.12	1.03	5.45	(0.12)	11	32
(3.47)	1.03	9.12	(0.40)	10	16

11.23	0.78	5.20	0.14	11	32
(3.40)	0.78	8.83	(0.16)	10	16

11.32	0.70	5.12	0.38	1,371	32
(3.40)	0.70	8.72	(0.08)	484	16

See Notes to Financial Statements.	125

Financial Highlights

INTERNATIONAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
4/30/2020(c)	$13.19	$0.05	$(1.59)	$(1.54)	$(0.20)	$11.45
10/31/2019	12.18	0.18	1.08	1.26	(0.25)	13.19
10/31/2018	14.10	0.19	(1.83)	(1.64)	(0.28)	12.18
10/31/2017	12.03	0.18	2.15	2.33	(0.26)	14.10
10/31/2016	12.64	0.27	(0.72)	(0.45)	(0.16)	12.03
10/31/2015	13.34	0.20	(0.75)	(0.55)	(0.15)	12.64
Class C
4/30/2020(c)	13.08	0.01	(1.60)	(1.59)	(0.09)	11.40
10/31/2019	12.02	0.08	1.08	1.16	(0.10)	13.08
10/31/2018	13.92	0.09	(1.82)	(1.73)	(0.17)	12.02
10/31/2017	11.86	0.09	2.13	2.22	(0.16)	13.92
10/31/2016	12.45	0.18	(0.70)	(0.52)	(0.07)	11.86
10/31/2015	13.14	0.11	(0.75)	(0.64)	(0.05)	12.45
Class F
4/30/2020(c)	13.13	0.04	(1.56)	(1.52)	(0.22)	11.39
10/31/2019	12.12	0.20	1.08	1.28	(0.27)	13.13
10/31/2018	14.02	0.22	(1.82)	(1.60)	(0.30)	12.12
10/31/2017	11.96	0.22	2.12	2.34	(0.28)	14.02
10/31/2016	12.55	0.29	(0.70)	(0.41)	(0.18)	11.96
10/31/2015	13.26	0.24	(0.77)	(0.53)	(0.18)	12.55
Class F3
4/30/2020(c)	13.36	0.07	(1.62)	(1.55)	(0.23)	11.58
10/31/2019	12.32	0.22	1.11	1.33	(0.29)	13.36
10/31/2018	14.25	0.24	(1.86)	(1.62)	(0.31)	12.32
4/4/2017 to 10/31/2017(f)	12.34	0.05	1.86	1.91	–	14.25
Class I
4/30/2020(c)	13.33	0.07	(1.61)	(1.54)	(0.23)	11.56
10/31/2019	12.30	0.23	1.08	1.31	(0.28)	13.33
10/31/2018	14.23	0.25	(1.87)	(1.62)	(0.31)	12.30
10/31/2017	12.13	0.24	2.16	2.40	(0.30)	14.23
10/31/2016	12.73	0.33	(0.73)	(0.40)	(0.20)	12.13
10/31/2015	13.44	0.25	(0.76)	(0.51)	(0.20)	12.73
Class P
4/30/2020(c)	13.20	0.04	(1.60)	(1.56)	(0.17)	11.47
10/31/2019	12.17	0.16	1.09	1.25	(0.22)	13.20
10/31/2018	14.10	0.14	(1.82)	(1.68)	(0.25)	12.17
10/31/2017	12.03	0.15	2.16	2.31	(0.24)	14.10
10/31/2016	12.63	0.25	(0.71)	(0.46)	(0.14)	12.03
10/31/2015	13.31	0.17	(0.75)	(0.58)	(0.10)	12.63

126	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)(c)

(11.93	)(d)	1.17	(e)	1.21	(e)	0.92	(e)	$140,566	47	(d)
10.64		1.17		1.17		1.43		178,701	88
(11.91)		1.15		1.16		1.34		194,360	124
19.80		1.12		1.22		1.43		241,626	163
(3.54)		1.12		1.31		2.29		263,064	164
(4.16)		1.12		1.33		1.56		341,437	62

(12.26	)(d)	1.92	(e)	1.97	(e)	0.15	(e)	8,090	47	(d)
9.88		1.92		1.92		0.68		10,652	88
(12.59)		1.90		1.92		0.65		12,821	124
19.02		1.85		1.95		0.71		25,687	163
(4.21)		1.85		2.04		1.54		31,798	164
(4.86)		1.81		2.02		0.86		42,057	62

(11.85	)(d)	0.96	(e)	1.05	(e)	0.68	(e)	9,657	47	(d)
10.90		0.96		1.02		1.64		48,782	88
(11.77)		0.92		1.01		1.63		58,347	124
20.17		0.87		1.06		1.71		63,479	163
(3.24)		0.87		1.16		2.48		62,655	164
(3.99)		0.87		1.14		1.85		63,830	62

(11.85	)(d)	0.85	(e)	0.87	(e)	1.26	(e)	3,648	47	(d)
11.13		0.84		0.85		1.76		4,527	88
(11.62)		0.78		0.85		1.73		5,083	124
15.48	(d)	0.68	(e)	0.91	(e)	0.65	(e)	5,847	163

(11.81	)(d)	0.86	(e)	0.96	(e)	1.24	(e)	161,334	47	(d)
11.04		0.86		0.92		1.82		198,368	88
(11.65)		0.82		0.91		1.78		277,141	124
20.26		0.77		0.96		1.87		292,598	163
(3.15)		0.77		1.05		2.74		160,673	164
(3.83)		0.77		1.04		1.92		61,077	62

(12.00	)(d)	1.37	(e)	1.42	(e)	0.73	(e)	37	47	(d)
10.50		1.37		1.37		1.25		42	88
(12.14)		1.35		1.36		1.02		40	124
19.59		1.32		1.42		1.19		89	163
(3.65)		1.32		1.51		2.12		95	164
(4.38)		1.28		1.49		1.32		110	62

See Notes to Financial Statements.	127

Financial Highlights (concluded)

INTERNATIONAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R2
4/30/2020(c)	$13.17	$0.02	$(1.58)	$(1.56)	$(0.16)	$11.45
10/31/2019	12.13	0.14	1.08	1.22	(0.18)	13.17
10/31/2018	14.05	0.13	(1.83)	(1.70)	(0.22)	12.13
10/31/2017	11.99	0.16	2.12	2.28	(0.22)	14.05
10/31/2016	12.58	0.23	(0.71)	(0.48)	(0.11)	11.99
10/31/2015	13.29	0.17	(0.76)	(0.59)	(0.12)	12.58
Class R3
4/30/2020(c)	12.98	0.04	(1.58)	(1.54)	(0.16)	11.28
10/31/2019	11.98	0.15	1.06	1.21	(0.21)	12.98
10/31/2018	13.87	0.14	(1.79)	(1.65)	(0.24)	11.98
10/31/2017	11.84	0.15	2.12	2.27	(0.24)	13.87
10/31/2016	12.44	0.23	(0.70)	(0.47)	(0.13)	11.84
10/31/2015	13.14	0.17	(0.74)	(0.57)	(0.13)	12.44
Class R4
4/30/2020(c)	13.14	0.05	(1.59)	(1.54)	(0.20)	11.40
10/31/2019	12.13	0.18	1.09	1.27	(0.26)	13.14
10/31/2018	14.07	0.19	(1.83)	(1.64)	(0.30)	12.13
10/31/2017	12.00	0.17	2.16	2.33	(0.26)	14.07
10/31/2016	12.63	0.27	(0.72)	(0.45)	(0.18)	12.00
6/30/2015 to 10/31/2015(g)	13.06	0.04	(0.47)	(0.43)	–	12.63
Class R5
4/30/2020(c)	13.27	0.06	(1.59)	(1.53)	(0.23)	11.51
10/31/2019	12.26	0.21	1.08	1.29	(0.28)	13.27
10/31/2018	14.19	0.22	(1.84)	(1.62)	(0.31)	12.26
10/31/2017	12.11	0.16	2.21	2.37	(0.29)	14.19
10/31/2016	12.73	0.30	(0.72)	(0.42)	(0.20)	12.11
6/30/2015 to 10/31/2015(g)	13.15	0.05	(0.47)	(0.42)	–	12.73
Class R6
4/30/2020(c)	13.35	0.07	(1.61)	(1.54)	(0.23)	11.58
10/31/2019	12.32	0.22	1.10	1.32	(0.29)	13.35
10/31/2018	14.24	0.24	(1.85)	(1.61)	(0.31)	12.32
10/31/2017	12.14	0.26	2.14	2.40	(0.30)	14.24
10/31/2016	12.74	0.17	(0.57)	(0.40)	(0.20)	12.14
6/30/2015 to 10/31/2015(g)	13.15	0.06	(0.47)	(0.41)	–	12.74

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

128	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(12.04	)(d)	1.52	(e)	1.57	(e)	0.41	(e)	$ 159	47	(d)
10.32		1.52		1.52		1.09		451	88
(12.28)		1.50		1.52		0.93		375	124
19.40		1.47		1.56		1.22		679	163
(3.85)		1.47		1.66		1.93		517	164
(4.48)		1.43		1.64		1.31		658	62

(12.05	)(d)	1.42	(e)	1.46	(e)	0.68	(e)	5,550	47	(d)
10.39		1.42		1.42		1.21		7,208	88
(12.18)		1.40		1.41		1.05		8,954	124
19.63		1.34		1.44		1.23		12,674	163
(3.79)		1.36		1.54		1.99		14,945	164
(4.35)		1.33		1.53		1.35		18,466	62

(11.97	)(d)	1.17	(e)	1.21	(e)	0.94	(e)	923	47	(d)
10.77		1.17		1.17		1.46		1,180	88
(11.96)		1.15		1.16		1.36		948	124
19.92		1.10		1.18		1.25		582	163
(3.55)		1.12		1.28		2.27		9	164
(3.29	)(d)	1.12	(e)	1.25	(e)	0.89	(e)	10	62

(11.85	)(d)	0.92	(e)	0.95	(e)	1.14	(e)	44	47	(d)
11.00		0.92		0.92		1.68		81	88
(11.68)		0.90		0.91		1.61		69	124
20.10		0.87		0.94		1.21		71	163
(3.31)		0.87		1.04		2.52		9	164
(3.19	)(d)	0.87	(e)	1.00	(e)	1.14	(e)	10	62

(11.78	)(d)	0.85	(e)	0.87	(e)	1.24	(e)	1,949	47	(d)
11.04		0.84		0.85		1.78		2,489	88
(11.62)		0.78		0.85		1.73		2,667	124
20.35		0.70		0.86		2.04		3,074	163
(3.14)		0.65		0.88		1.39		10,765	164
(3.12	)(d)	0.70	(e)	0.84	(e)	1.31	(e)	10	62

See Notes to Financial Statements.	129

Financial Highlights

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2020(c)	$16.02	$–	(d)	$(2.36)	$(2.36)	$(0.21)	$–	$(0.21)
10/31/2019	16.84	0.16		0.77	0.93	(0.17)	(1.58)	(1.75)
10/31/2018	20.88	0.14		(3.28)	(3.14)	(0.17)	(0.73)	(0.90)
10/31/2017	16.13	0.09		4.77	4.86	(0.11)	–	(0.11)
10/31/2016	17.01	0.13		(0.30)	(0.17)	(0.10)	(0.61)	(0.71)
10/31/2015	16.22	0.09		1.36	1.45	(0.18)	(0.48)	(0.66)
Class C
4/30/2020(c)	14.78	(0.05)		(2.20)	(2.25)	(0.07)	–	(0.07)
10/31/2019	15.61	0.04		0.71	0.75	–	(1.58)	(1.58)
10/31/2018	19.46	–	(d)	(3.05)	(3.05)	(0.07)	(0.73)	(0.80)
10/31/2017	15.03	(0.04)		4.47	4.43	–	–	–
10/31/2016	15.92	0.01		(0.28)	(0.27)	(0.01)	(0.61)	(0.62)
10/31/2015	15.23	(0.04)		1.29	1.25	(0.08)	(0.48)	(0.56)
Class F
4/30/2020(c)	15.86	–	(d)	(2.32)	(2.32)	(0.23)	–	(0.23)
10/31/2019	16.70	0.18		0.76	0.94	(0.20)	(1.58)	(1.78)
10/31/2018	20.70	0.18		(3.25)	(3.07)	(0.20)	(0.73)	(0.93)
10/31/2017	16.00	0.11		4.73	4.84	(0.14)	–	(0.14)
10/31/2016	16.88	0.15		(0.29)	(0.14)	(0.13)	(0.61)	(0.74)
10/31/2015	16.11	0.10		1.37	1.47	(0.22)	(0.48)	(0.70)
Class F3
4/30/2020(c)	16.59	0.03		(2.45)	(2.42)	(0.25)	–	(0.25)
10/31/2019	17.38	0.22		0.80	1.02	(0.23)	(1.58)	(1.81)
10/31/2018	21.49	0.23		(3.39)	(3.16)	(0.22)	(0.73)	(0.95)
4/4/2017 to 10/31/2017(h)	17.75	(0.02)		3.76	3.74	–	–	–
Class I
4/30/2020(c)	16.51	0.02		(2.43)	(2.41)	(0.25)	–	(0.25)
10/31/2019	17.32	0.21		0.79	1.00	(0.23)	(1.58)	(1.81)
10/31/2018	21.44	0.19		(3.37)	(3.18)	(0.21)	(0.73)	(0.94)
10/31/2017	16.56	0.14		4.90	5.04	(0.16)	–	(0.16)
10/31/2016	17.44	0.17		(0.30)	(0.13)	(0.14)	(0.61)	(0.75)
10/31/2015	16.63	0.13		1.39	1.52	(0.23)	(0.48)	(0.71)
Class P
4/30/2020(c)	16.43	–	(d)	(2.44)	(2.44)	(0.16)	–	(0.16)
10/31/2019	17.18	0.14		0.79	0.93	(0.10)	(1.58)	(1.68)
10/31/2018	21.26	0.10		(3.33)	(3.23)	(0.12)	(0.73)	(0.85)
10/31/2017	16.40	0.04		4.88	4.92	(0.06)	–	(0.06)
10/31/2016	17.27	0.08		(0.29)	(0.21)	(0.05)	(0.61)	(0.66)
10/31/2015	16.46	0.05		1.40	1.45	(0.16)	(0.48)	(0.64)

130	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of (000)	Portfolio turnover rate (%)

$13.45	(15.00	)(e)	1.26	(f)	0.03	(f)	$ 94,884	27	(e)
16.02	7.05		1.25		1.04		126,700	58
16.84	(15.72)		1.20		0.73		172,940	81
20.88	30.38		1.23		0.50		190,861	76
16.13	(0.99)		1.35		0.82		153,000	82
17.01	9.36		1.33		0.51		160,628	82

12.46	(15.30	)(e)	2.02	(f)	(0.76	)(f)	14,505	27	(e)
14.78	6.23		2.00		0.29		22,450	58
15.61	(16.34)		1.95		–	(g)	33,874	81
19.46	29.47		1.97		(0.26)		39,434	76
15.03	(1.75)		2.09		0.08		27,396	82
15.92	8.58		2.06		(0.23)		31,273	82

13.31	(14.91	)(e)	1.11	(f)	0.07	(f)	46,169	27	(e)
15.86	7.19		1.09		1.20		91,019	58
16.70	(15.58)		1.05		0.91		206,400	81
20.70	30.59		1.07		0.58		264,221	76
16.00	(0.84)		1.20		0.96		88,852	82
16.88	9.52		1.18		0.61		118,963	82

13.92	(14.85	)(e)	0.92	(f)	0.40	(f)	15,242	27	(e)
16.59	7.43		0.91		1.40		19,153	58
17.38	(15.46)		0.87		1.11		22,158	81
21.49	21.13	(e)	0.89	(f)	(0.15	)(f)	18,095	76

13.85	(14.88	)(e)	1.01	(f)	0.28	(f)	158,153	27	(e)
16.51	7.24		1.00		1.32		221,455	58
17.32	(15.46)		0.95		0.94		235,952	81
21.44	30.74		0.99		0.76		249,331	76
16.56	(0.75)		1.10		1.06		267,188	82
17.44	9.59		1.08		0.77		296,965	82

13.83	(15.03	)(e)	1.46	(f)	(0.06	)(f)	101	27	(e)
16.43	6.80		1.45		0.91		96	58
17.18	(15.87)		1.40		0.50		132	81
21.26	30.12		1.45		0.23		229	76
16.40	(1.17)		1.55		0.49		363	82
17.27	9.15		1.53		0.29		595	82

See Notes to Financial Statements.	131

Financial Highlights (concluded)

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
4/30/2020(c)	$15.72	$(0.02)		$(2.33)	$(2.35)	$(0.14)	$ –	$(0.14)
10/31/2019	16.54	0.11		0.75	0.86	(0.10)	(1.58)	(1.68)
10/31/2018	20.53	0.06		(3.21)	(3.15)	(0.11)	(0.73)	(0.84)
10/31/2017	15.89	0.04		4.69	4.73	(0.09)	–	(0.09)
10/31/2016	16.81	0.08		(0.30)	(0.22)	(0.09)	(0.61)	(0.70)
10/31/2015	16.05	0.02		1.35	1.37	(0.13)	(0.48)	(0.61)
Class R3
4/30/2020(c)	15.64	(0.02)		(2.31)	(2.33)	(0.15)	–	(0.15)
10/31/2019	16.53	0.09		0.77	0.86	(0.17)	(1.58)	(1.75)
10/31/2018	20.49	0.10		(3.21)	(3.11)	(0.12)	(0.73)	(0.85)
10/31/2017	15.85	0.02		4.71	4.73	(0.09)	–	(0.09)
10/31/2016	16.73	0.11		(0.31)	(0.20)	(0.07)	(0.61)	(0.68)
10/31/2015	15.97	0.05		1.34	1.39	(0.15)	(0.48)	(0.63)
Class R4
4/30/2020(c)	15.95	–	(d)	(2.34)	(2.34)	(0.22)	–	(0.22)
10/31/2019	16.79	0.14		0.78	0.92	(0.18)	(1.58)	(1.76)
10/31/2018	20.82	0.16		(3.28)	(3.12)	(0.18)	(0.73)	(0.91)
10/31/2017	16.11	0.10		4.75	4.85	(0.14)	–	(0.14)
10/31/2016	17.01	0.09		(0.26)	(0.17)	(0.12)	(0.61)	(0.73)
6/30/2015 to 10/31/2015(i)	17.49	–	(d)	(0.48)	(0.48)	–	–	–
Class R5
4/30/2020(c)	16.50	0.01		(2.41)	(2.40)	(0.25)	–	(0.25)
10/31/2019	17.32	0.16		0.83	0.99	(0.23)	(1.58)	(1.81)
10/31/2018	21.43	0.21		(3.38)	(3.17)	(0.21)	(0.73)	(0.94)
10/31/2017	16.56	0.15		4.88	5.03	(0.16)	–	(0.16)
10/31/2016	17.44	0.18		(0.31)	(0.13)	(0.14)	(0.61)	(0.75)
6/30/2015 to 10/31/2015(i)	17.92	0.02		(0.50)	(0.48)	–	–	–
Class R6
4/30/2020(c)	16.59	0.02		(2.44)	(2.42)	(0.25)	–	(0.25)
10/31/2019	17.39	0.21		0.80	1.01	(0.23)	(1.58)	(1.81)
10/31/2018	21.49	0.21		(3.36)	(3.15)	(0.22)	(0.73)	(0.95)
10/31/2017	16.60	0.20		4.85	5.05	(0.16)	–	(0.16)
10/31/2016	17.45	0.17		(0.27)	(0.10)	(0.14)	(0.61)	(0.75)
6/30/2015 to 10/31/2015(i)	17.92	0.03		(0.50)	(0.47)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Amount less than $0.01.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount is less than 0.01%.
(h)	Commenced on April 4, 2017.
(i)	Commenced on June 30, 2015.

132	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of (000)	Portfolio turnover rate (%)

$13.23	(15.10	)(e)	1.62	(f)	(0.31	)(f)	$2,390	27	(e)
15.72	6.67		1.60		0.72		3,318	58
16.54	(16.00)		1.55		0.32		3,476	81
20.53	29.96		1.57		0.21		5,228	76
15.89	(1.34)		1.71		0.49		2,520	82
16.81	8.92		1.68		0.15		935	82

13.16	(15.11	)(e)	1.52	(f)	(0.28	)(f)	13,110	27	(e)
15.64	6.77		1.50		0.58		19,568	58
16.53	(15.87)		1.46		0.54		35,677	81
20.49	30.07		1.47		0.14		9,828	76
15.85	(1.20)		1.59		0.67		18,124	82
16.73	9.11		1.56		0.29		9,161	82

13.39	(15.00	)(e)	1.26	(f)	0.06	(f)	4,917	27	(e)
15.95	7.06		1.25		0.93		6,293	58
16.79	(15.70)		1.20		0.80		5,606	81
20.82	30.43		1.23		0.55		3,334	76
16.11	(1.03)		1.38		0.57		1,883	82
17.01	(2.74	)(e)	1.35	(f)	0.03	(f)	10	82

13.85	(14.83	)(e)	1.01	(f)	0.10	(f)	8,966	27	(e)
16.50	7.25		1.00		1.00		17,765	58
17.32	(15.47)		0.97		1.06		39,621	81
21.43	30.69		0.98		0.79		4,121	76
16.56	(0.75)		1.13		1.06		2,751	82
17.44	(2.68	)(e)	1.10	(f)	0.28	(f)	10	82

13.92	(14.85	)(e)	0.92	(f)	0.36	(f)	25,693	27	(e)
16.59	7.37		0.91		1.30		33,183	58
17.39	(15.41)		0.87		1.04		34,281	81
21.49	30.85		0.90		1.03		17,212	76
16.60	(0.56)		0.94		1.00		1,843	82
17.45	(2.62	)(e)	0.93	(f)	0.48	(f)	13	82

See Notes to Financial Statements.	133

Financial Highlights

INTERNATIONAL VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2020(c)	$6.98	$ 0.04	$(1.36)	$(1.32)	$(0.04)	$ –	$(0.04)
10/31/2019	6.73	0.20	0.26	0.46	(0.21)	–	(0.21)
10/31/2018	7.63	0.22	(0.89)	(0.67)	(0.23)	–	(0.23)
10/31/2017	6.71	0.22	0.95	1.17	(0.25)	–	(0.25)
10/31/2016	7.05	0.24	(0.35)	(0.11)	(0.23)	–	(0.23)
10/31/2015	8.75	0.25	(1.22)	(0.97)	(0.24)	(0.49)	(0.73)
Class C
4/30/2020(c)	6.92	0.01	(1.34)	(1.33)	(0.02)	–	(0.02)
10/31/2019	6.67	0.15	0.25	0.40	(0.15)	–	(0.15)
10/31/2018	7.56	0.16	(0.88)	(0.72)	(0.17)	–	(0.17)
10/31/2017	6.66	0.17	0.92	1.09	(0.19)	–	(0.19)
10/31/2016	6.99	0.19	(0.34)	(0.15)	(0.18)	–	(0.18)
10/31/2015	8.68	0.19	(1.20)	(1.01)	(0.19)	(0.49)	(0.68)
Class F
4/30/2020(c)	7.01	0.04	(1.36)	(1.32)	(0.05)	–	(0.05)
10/31/2019	6.76	0.21	0.26	0.47	(0.22)	–	(0.22)
10/31/2018	7.66	0.23	(0.89)	(0.66)	(0.24)	–	(0.24)
10/31/2017	6.73	0.24	0.95	1.19	(0.26)	–	(0.26)
10/31/2016	7.06	0.25	(0.34)	(0.09)	(0.24)	–	(0.24)
10/31/2015	8.77	0.27	(1.23)	(0.96)	(0.26)	(0.49)	(0.75)
Class F3
4/30/2020(c)	7.02	0.05	(1.37)	(1.32)	(0.05)	–	(0.05)
10/31/2019	6.77	0.22	0.26	0.48	(0.23)	–	(0.23)
10/31/2018	7.67	0.24	(0.89)	(0.65)	(0.25)	–	(0.25)
4/4/2017 to 10/31/2017(f)	7.03	(0.01)	0.79	0.78	(0.14)	–	(0.14)
Class I
4/30/2020(c)	7.03	0.05	(1.37)	(1.32)	(0.05)	–	(0.05)
10/31/2019	6.77	0.23	0.25	0.48	(0.22)	–	(0.22)
10/31/2018	7.68	0.23	(0.89)	(0.66)	(0.25)	–	(0.25)
10/31/2017	6.75	0.25	0.94	1.19	(0.26)	–	(0.26)
10/31/2016	7.08	0.26	(0.34)	(0.08)	(0.25)	–	(0.25)
10/31/2015	8.79	0.27	(1.22)	(0.95)	(0.27)	(0.49)	(0.76)
Class R2
4/30/2020(c)	7.14	0.01	(1.39)	(1.38)	–	–	–
10/31/2019	6.88	0.18	0.26	0.44	(0.18)	–	(0.18)
10/31/2018	7.80	0.18	(0.90)	(0.72)	(0.20)	–	(0.20)
10/31/2017	6.86	0.21	0.95	1.16	(0.22)	–	(0.22)
10/31/2016	7.19	0.22	(0.35)	(0.13)	(0.20)	–	(0.20)
10/31/2015	8.92	0.22	(1.24)	(1.02)	(0.22)	(0.49)	(0.71)

134	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$5.62	(18.96	)(d)	1.12	(e)	1.19	(e)	1.23	(e)	$185,395	42	(d)
6.98	6.91		1.12		1.16		2.97		256,381	62
6.73	(9.05)		1.12		1.14		2.85		290,289	74
7.63	17.68		1.12		1.14		3.15		367,465	61
6.71	(1.52)		1.12		1.20		3.57		419,886	58
7.05	(11.74)		1.12		1.19		3.14		710,835	77

5.57	(19.30	)(d)	1.87	(e)	1.95	(e)	0.45	(e)	21,897	42	(d)
6.92	6.12		1.87		1.91		2.17		32,274	62
6.67	(9.71)		1.87		1.89		2.07		45,888	74
7.56	16.60		1.87		1.89		2.41		68,558	61
6.66	(2.01)		1.87		1.95		2.85		86,306	58
6.99	(12.49)		1.84		1.90		2.40		142,492	77

5.64	(18.96	)(d)	0.92	(e)	1.04	(e)	1.42	(e)	23,298	42	(d)
7.01	7.04		0.92		1.01		3.10		37,857	62
6.76	(8.87)		0.91		0.99		3.06		54,167	74
7.66	17.96		0.91		0.99		3.37		95,299	61
6.73	(1.22)		0.91		1.05		3.78		111,056	58
7.06	(11.65)		0.90		1.00		3.38		210,696	77

5.65	(18.88	)(d)	0.81	(e)	0.86	(e)	1.55	(e)	18,920	42	(d)
7.02	7.15		0.81		0.84		3.28		24,764	62
6.77	(8.76)		0.82		0.83		3.21		26,911	74
7.67	11.16	(d)	0.77	(e)	0.83	(e)	(0.19	)(e)	27,215	61

5.66	(18.85	)(d)	0.82	(e)	0.94	(e)	1.54	(e)	175,732	42	(d)
7.03	7.29		0.82		0.91		3.35		219,764	62
6.77	(8.89)		0.81		0.89		3.05		310,984	74
7.68	18.02		0.81		0.89		3.48		471,341	61
6.75	(1.10)		0.81		0.95		3.90		710,951	58
7.08	(11.52)		0.80		0.91		3.50		1,080,845	77

5.76	(19.33	)(d)	1.47	(e)	1.58	(e)	0.25	(e)	17	42	(d)
7.14	6.54		1.47		1.51		2.64		449	62
6.88	(9.44)		1.47		1.49		2.35		369	74
7.80	17.17		1.47		1.49		2.93		592	61
6.86	(1.70)		1.47		1.55		3.28		680	58
7.19	(12.13)		1.44		1.51		2.80		1,029	77

See Notes to Financial Statements.	135

Financial Highlights (concluded)

INTERNATIONAL VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
4/30/2020(c)	$7.05	$0.03	$(1.37)	$(1.34)	$(0.03)	$ –	$(0.03)
10/31/2019	6.80	0.18	0.26	0.44	(0.19)	–	(0.19)
10/31/2018	7.71	0.19	(0.89)	(0.70)	(0.21)	–	(0.21)
10/31/2017	6.78	0.21	0.95	1.16	(0.23)	–	(0.23)
10/31/2016	7.11	0.22	(0.34)	(0.12)	(0.21)	–	(0.21)
10/31/2015	8.83	0.23	(1.23)	(1.00)	(0.23)	(0.49)	(0.72)
Class R4
4/30/2020(c)	6.97	0.04	(1.36)	(1.32)	(0.04)	–	(0.04)
10/31/2019	6.72	0.20	0.26	0.46	(0.21)	–	(0.21)
10/31/2018	7.62	0.20	(0.87)	(0.67)	(0.23)	–	(0.23)
10/31/2017	6.71	0.21	0.95	1.16	(0.25)	–	(0.25)
10/31/2016	7.05	0.24	(0.35)	(0.11)	(0.23)	–	(0.23)
6/30/2015 to 10/31/2015(g)	7.75	0.05	(0.72)	(0.67)	(0.03)	–	(0.03)
Class R5
4/30/2020(c)	7.01	0.05	(1.37)	(1.32)	(0.05)	–	(0.05)
10/31/2019	6.76	0.23	0.25	0.48	(0.23)	–	(0.23)
10/31/2018	7.66	0.24	(0.89)	(0.65)	(0.25)	–	(0.25)
10/31/2017	6.74	0.24	0.94	1.18	(0.26)	–	(0.26)
10/31/2016	7.08	0.26	(0.35)	(0.09)	(0.25)	–	(0.25)
6/30/2015 to 10/31/2015(g)	7.78	0.06	(0.72)	(0.66)	(0.04)	–	(0.04)
Class R6
4/30/2020(c)	7.02	0.05	(1.37)	(1.32)	(0.05)	–	(0.05)
10/31/2019	6.77	0.22	0.26	0.48	(0.23)	–	(0.23)
10/31/2018	7.67	0.24	(0.89)	(0.65)	(0.25)	–	(0.25)
10/31/2017	6.75	0.26	0.92	1.18	(0.26)	–	(0.26)
10/31/2016	7.08	0.26	(0.34)	(0.08)	(0.25)	–	(0.25)
6/30/2015 to 10/31/2015(g)	7.78	0.06	(0.72)	(0.66)	(0.04)	–	(0.04)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

136	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$5.68	(19.03	)(d)	1.37	(e)	1.45	(e)	0.98	(e)	$ 5,524	42	(d)
7.05	6.56		1.37		1.41		2.70		7,029	62
6.80	(9.35)		1.37		1.39		2.41		7,801	74
7.71	17.35		1.37		1.39		2.90		12,888	61
6.78	(1.58)		1.37		1.44		3.29		12,697	58
7.11	(12.03)		1.34		1.40		2.93		12,680	77

5.61	(18.98	)(d)	1.12	(e)	1.19	(e)	1.37	(e)	39	42	(d)
6.97	6.92		1.12		1.17		2.99		36	62
6.72	(9.06)		1.12		1.13		2.67		40	74
7.62	17.60		1.11		1.11		2.85		38	61
6.71	(1.48)		1.12		1.16		3.57		9	58
7.05	(8.56	)(d)	1.12	(e)	1.15	(e)	2.02	(e)	9	77

5.64	(18.91	)(d)	0.87	(e)	0.92	(e)	1.50	(e)	9	42	(d)
7.01	7.16		0.87		0.89		3.36		10	62
6.76	(8.78)		0.86		0.86		3.12		10	74
7.66	17.90		0.87		0.86		3.39		11	61
6.74	(1.24)		0.87		0.92		3.81		9	58
7.08	(8.46	)(d)	0.87	(e)	0.90	(e)	2.28	(e)	9	77

5.65	(18.88	)(d)	0.81	(e)	0.86	(e)	1.52	(e)	980	42	(d)
7.02	7.15		0.81		0.84		3.22		1,507	62
6.77	(8.76)		0.82		0.83		3.17		1,758	74
7.67	17.88		0.81		0.83		3.45		2,229	61
6.75	(1.09)		0.80		0.82		3.88		9	58
7.08	(8.46	)(d)	0.80	(e)	0.80	(e)	2.34	(e)	9	77

See Notes to Financial Statements.	137

Financial Highlights

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
4/30/2020(c)	$18.62	$ 0.03	$(1.76)	$(1.73)	$(0.07)	$(2.01)	$(2.08)
10/31/2019	19.50	0.05	0.84	0.89	(0.01)	(1.76)	(1.77)
10/31/2018	20.80	0.01	(0.06)	(0.05)	–	(1.25)	(1.25)
10/31/2017	18.95	0.03	2.95	2.98	–	(1.13)	(1.13)
10/31/2016	19.56	0.02	0.77	0.79	–	(1.40)	(1.40)
10/31/2015	21.67	(0.01)	0.77	0.76	–	(2.87)	(2.87)
Class C
4/30/2020(c)	16.22	(0.02)	(1.52)	(1.54)	–	(2.01)	(2.01)
10/31/2019	17.32	(0.07)	0.73	0.66	–	(1.76)	(1.76)
10/31/2018	18.75	(0.12)	(0.06)	(0.18)	–	(1.25)	(1.25)
10/31/2017	17.31	(0.11)	2.68	2.57	–	(1.13)	(1.13)
10/31/2016	18.11	(0.11)	0.71	0.60	–	(1.40)	(1.40)
10/31/2015	20.41	(0.15)	0.72	0.57	–	(2.87)	(2.87)
Class F
4/30/2020(c)	19.06	0.04	(1.81)	(1.77)	(0.09)	(2.01)	(2.10)
10/31/2019	19.92	0.08	0.86	0.94	(0.04)	(1.76)	(1.80)
10/31/2018	21.18	0.04	(0.04)	–	(0.01)	(1.25)	(1.26)
10/31/2017	19.28	0.05	3.00	3.05	(0.02)	(1.13)	(1.15)
10/31/2016	19.85	0.04	0.79	0.83	–	(1.40)	(1.40)
10/31/2015	21.92	0.02	0.78	0.80	–	(2.87)	(2.87)
Class F3
4/30/2020(c)	19.56	0.05	(1.85)	(1.80)	(0.12)	(2.01)	(2.13)
10/31/2019	20.38	0.12	0.88	1.00	(0.06)	(1.76)	(1.82)
10/31/2018	21.65	0.08	(0.05)	0.03	(0.05)	(1.25)	(1.30)
4/4/2017 to 10/31/2017(f)	20.25	(0.03)	1.43	1.40	–	–	–
Class I
4/30/2020(c)	19.45	0.05	(1.85)	(1.80)	(0.12)	(2.01)	(2.13)
10/31/2019	20.29	0.10	0.88	0.98	(0.06)	(1.76)	(1.82)
10/31/2018	21.59	0.06	(0.06)	–	(0.05)	(1.25)	(1.30)
10/31/2017	19.62	0.08	3.06	3.14	(0.04)	(1.13)	(1.17)
10/31/2016	20.16	0.06	0.80	0.86	–	(1.40)	(1.40)
10/31/2015	22.20	0.04	0.79	0.83	–	(2.87)	(2.87)
Class P
4/30/2020(c)	18.20	0.01	(1.72)	(1.71)	(0.03)	(2.01)	(2.04)
10/31/2019	19.13	0.01	0.82	0.83	–	(1.76)	(1.76)
10/31/2018	20.46	(0.03)	(0.05)	(0.08)	–	(1.25)	(1.25)
10/31/2017	18.70	(0.01)	2.90	2.89	–	(1.13)	(1.13)
10/31/2016	19.36	(0.02)	0.76	0.74	–	(1.40)	(1.40)
10/31/2015	21.51	(0.05)	0.77	0.72	–	(2.87)	(2.87)

138	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.81	(10.67	)(d)	1.20	(e)	0.39	(e)	$ 603,237	15	(d)
18.62	5.22		1.18		0.29		775,746	51
19.50	(0.28)		1.11		0.06		922,813	54
20.80	16.23		1.15		0.14		1,028,166	57
18.95	4.33		1.17		0.09		959,416	37
19.56	3.67		1.17		(0.05)		1,026,959	47

12.67	(11.06	)(d)	1.96	(e)	(0.37	)(e)	98,193	15	(d)
16.22	4.48		1.93		(0.46)		142,020	51
17.32	(1.05)		1.87		(0.69)		225,551	54
18.75	15.35		1.89		(0.61)		335,148	57
17.31	3.57		1.92		(0.66)		330,066	37
18.11	2.87		1.92		(0.80)		356,709	47

15.19	(10.62	)(d)	1.05	(e)	0.55	(e)	138,490	15	(d)
19.06	5.38		1.03		0.45		210,350	51
19.92	(0.03)		0.97		0.22		390,627	54
21.18	16.34		1.00		0.27		807,684	57
19.28	4.48		1.02		0.23		663,069	37
19.85	3.84		1.02		0.09		557,742	47

15.63	(10.53	)(d)	0.84	(e)	0.76	(e)	202,614	15	(d)
19.56	5.61		0.83		0.64		260,948	51
20.38	0.13		0.78		0.39		331,176	54
21.65	6.91	(d)	0.79	(e)	(0.25	)(e)	315,394	57

15.52	(10.61	)(d)	0.95	(e)	0.65	(e)	208,720	15	(d)
19.45	5.51		0.93		0.54		292,610	51
20.29	(0.02)		0.86		0.30		450,720	54
21.59	16.51		0.90		0.41		397,265	57
19.62	4.57		0.92		0.34		470,399	37
20.16	3.94		0.92		0.20		557,008	47

14.45	(10.79	)(d)	1.40	(e)	0.20	(e)	15,925	15	(d)
18.20	5.05		1.38		0.08		22,113	51
19.13	(0.49)		1.31		(0.14)		25,501	54
20.46	15.96		1.35		(0.05)		33,644	57
18.70	4.10		1.37		(0.11)		36,327	37
19.36	3.50		1.37		(0.25)		42,225	47

See Notes to Financial Statements.	139

Financial Highlights (concluded)

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
4/30/2020(c)	$17.75	$ – (g)	$(1.67)	$(1.67)	$(0.01)	$(2.01)	$(2.02)
10/31/2019	18.72	(0.01)	0.80	0.79	–	(1.76)	(1.76)
10/31/2018	20.06	(0.06)	(0.03)	(0.09)	–	(1.25)	(1.25)
10/31/2017	18.38	(0.05)	2.86	2.81	–	(1.13)	(1.13)
10/31/2016	19.08	(0.05)	0.75	0.70	–	(1.40)	(1.40)
10/31/2015	21.27	(0.08)	0.76	0.68	–	(2.87)	(2.87)
Class R3
4/30/2020(c)	17.97	0.01	(1.70)	(1.69)	(0.01)	(2.01)	(2.02)
10/31/2019	18.92	0.01	0.80	0.81	–	(1.76)	(1.76)
10/31/2018	20.25	(0.04)	(0.04)	(0.08)	–	(1.25)	(1.25)
10/31/2017	18.52	(0.02)	2.88	2.86	–	(1.13)	(1.13)
10/31/2016	19.20	(0.03)	0.75	0.72	–	(1.40)	(1.40)
10/31/2015	21.37	(0.06)	0.76	0.70	–	(2.87)	(2.87)
Class R4
4/30/2020(c)	18.60	0.03	(1.77)	(1.74)	(0.06)	(2.01)	(2.07)
10/31/2019	19.47	0.05	0.85	0.90	(0.01)	(1.76)	(1.77)
10/31/2018	20.79	0.01	(0.06)	(0.05)	(0.02)	(1.25)	(1.27)
10/31/2017	18.95	–	2.99	2.99	(0.02)	(1.13)	(1.15)
10/31/2016	19.57	(0.01)	0.79	0.78	–	(1.40)	(1.40)
6/30/2015 to 10/31/2015(h)	20.33	– (g)	(0.76)	(0.76)	–	–	–
Class R5
4/30/2020(c)	19.46	0.05	(1.84)	(1.79)	(0.12)	(2.01)	(2.13)
10/31/2019	20.30	0.10	0.88	0.98	(0.06)	(1.76)	(1.82)
10/31/2018	21.59	0.07	(0.07)	–	(0.04)	(1.25)	(1.29)
10/31/2017	19.63	0.10	3.03	3.13	(0.04)	(1.13)	(1.17)
10/31/2016	20.16	0.05	0.82	0.87	–	(1.40)	(1.40)
6/30/2015 to 10/31/2015(h)	20.93	0.01	(0.78)	(0.77)	–	–	–
Class R6
4/30/2020(c)	19.55	0.06	(1.86)	(1.80)	(0.12)	(2.01)	(2.13)
10/31/2019	20.37	0.12	0.88	1.00	(0.06)	(1.76)	(1.82)
10/31/2018	21.65	0.08	(0.06)	0.02	(0.05)	(1.25)	(1.30)
10/31/2017	19.66	0.09	3.07	3.16	(0.04)	(1.13)	(1.17)
10/31/2016	20.17	0.09	0.80	0.89	–	(1.40)	(1.40)
6/30/2015 to 10/31/2015(h)	20.93	0.02	(0.78)	(0.76)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Amount less than $0.01.
(h)	Commenced on June 30, 2015.

140	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.06	(10.85	)(d)	1.56	(e)	0.05	(e)	$ 4,738	15	(d)
17.75	4.88		1.53		(0.07)		6,483	51
18.72	(0.50)		1.46		(0.29)		7,339	54
20.06	15.79		1.50		(0.25)		9,047	57
18.38	3.94		1.52		(0.26)		6,245	37
19.08	3.33		1.53		(0.40)		7,120	47

14.26	(10.80	)(d)	1.46	(e)	0.14	(e)	43,525	15	(d)
17.97	4.94		1.43		0.04		56,855	51
18.92	(0.45)		1.36		(0.19)		77,440	54
20.25	15.94		1.39		(0.10)		88,592	57
18.52	4.03		1.42		(0.16)		99,544	37
19.20	3.42		1.42		(0.30)		114,489	47

14.79	(10.70	)(d)	1.20	(e)	0.39	(e)	33,878	15	(d)
18.60	5.27		1.18		0.29		43,879	51
19.47	(0.30)		1.11		0.06		54,408	54
20.79	16.27		1.15		(0.01)		63,867	57
18.95	4.28		1.14		(0.06)		2,929	37
19.57	(3.74	)(d)	1.15	(e)	(0.07	)(e)	10	47

15.54	(10.59	)(d)	0.95	(e)	0.67	(e)	1,737	15	(d)
19.46	5.55		0.93		0.52		2,599	51
20.30	(0.01)		0.87		0.31		1,927	54
21.59	16.46		0.89		0.51		5,111	57
19.63	4.62		0.89		0.24		42,825	37
20.16	(3.68	)(d)	0.89	(e)	0.19	(e)	10	47

15.62	(10.54	)(d)	0.84	(e)	0.77	(e)	26,453	15	(d)
19.55	5.62		0.83		0.66		40,149	51
20.37	0.08		0.78		0.39		93,784	54
21.65	16.60		0.78		0.45		104,218	57
19.66	4.72		0.79		0.46		56,533	37
20.17	(3.63	)(d)	0.82	(e)	0.28	(e)	29,039	47

See Notes to Financial Statements.	141

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993.

As of April 30, 2020, the Trust currently consists of fourteen funds. All funds are diversified except Lord Abbett Focused Growth Fund and Lord Abbett Focused Large Cap Value Fund. This report covers the following thirteen funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes during the period ended April 30, 2020:

Funds	Share Classes
Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Durable Growth Fund (“Durable Growth Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Focused Growth Fund (“Focused Growth Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Focused Large Cap Value Fund (“Focused Large Cap Value Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Focused Small Cap Value Fund (“Focused Small Cap Value Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”)	A, C, F, F3 I, P, R2, R3, R4, R5 and R6
Lord Abbett Global Equity Research Fund (“Global Equity Research Fund)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Health Care Fund (“Health Care Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett International Equity Fund (“International Equity Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett International Opportunities Fund (“International Opportunities Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett International Value Fund (“International Value Fund)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6

The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. Durable Growth Fund commenced operations on November 1, 2019.

Each of Alpha Strategy Fund’s, Focused Large Cap Value Fund’s, Focused Small Cap Value Fund’s, Global Equity Research Fund’s, Health Care Fund’s, International Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests principally in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Durable Growth Fund’s, Growth Leaders Fund’s and Focused Growth Fund’s investment objective is to seek capital appreciation. International Value Fund’s investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert into Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2016 through October 31, 2019. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, A1, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Global Equity Research Fund, Health Care Fund, International Equity Fund, International Opportunities Fund and International Value Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the

Notes to Financial Statements (unaudited)(continued)

original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain/(loss) on foreign currency related transactions in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(k)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

Notes to Financial Statements (unaudited)(continued)

(l)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk- for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of April 30, 2020 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

For the six months ended April 30, 2020, the effective management fee, net of any applicable waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective
Management Fee
Alpha Strategy Fund	.00%(1)
Durable Growth Fund	.51%(2)
Focused Growth Fund	.00%(3)
Focused Large Cap Value Fund	.40%(4)
Focused Small Cap Value Fund	.70%(5)
Fundamental Equity Fund	.55%(6)
Global Equity Research Fund	.00%(7)

Notes to Financial Statements (unaudited)(continued)

Net Effective
Management Fee
Growth Leaders Fund	.53%(8)
Health Care Fund	.00%(9)
International Equity Fund	.70%(10)
International Opportunities Fund	.76%(11)
International Value Fund	.67%(10)
Value Opportunities Fund	.74%(12)

(1)	Lord Abbett is voluntarily waiving the entire management fee of 0.10%. Lord Abbett may discontinue the voluntary waiver at any time without notice.
(2)	The management fee for Durable Growth Fund is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.55%
Over $2 billion	.50%

(3)	The management fee for Focused Growth Fund is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.65%
Next $1 billion	.63%
Next $5 billion	.60%
Over $7 billion	.59%

(4)	The management fee for Focused Large Cap Value Fund is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.59%
Over $1 billion	.53%

(5)	The management fee for Focused Small Cap Value Fund is 0.80% on the Fund’s average daily net assets.
(6)	The management fee for Fundamental Equity Fund is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

(7)	The management fee for Global Equity Research Fund is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.45%
Next $2 billion	.43%
Over $3 billion	.41%

(8)	The management fee for Growth Leaders Fund is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.55%
Over $2 billion	.50%

(9)	The management fee for Health Care Fund is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.62%
Over $1 billion	.51%

(10)	The management fees for International Equity Fund and International Value Fund are based on each Fund’s average daily net assets at the following annual rates:

First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

(11)	The management fee for International Opportunities Fund is based on the average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

Notes to Financial Statements (unaudited)(continued)

(12)	The management fee for Value Opportunities Fund is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Next $3 billion	.65%
Over $5 billion	.58%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

For the period ended April 30, 2020 and continuing through February 28, 2021, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

Durable Growth Fund*
Classes
A, C, F, I, R2, R3, R4 and R5	0.70%
F3 and R6	0.64%
* Effective November 1, 2019.

	Focused Growth Fund
	Effective	Prior to
Classes	March 1, 2020	March 1, 2020
A, C, F, I, R2, R3, R4 and R5	0.80%	0.80%
F3 and R6	0.72%	0.73%

Focused Large Cap Value Fund
Classes
A, C, F, I, R3, R4 and R5	0.71%
F3 and R6	0.63%

Focused Small Cap Value Fund
Classes
A, C, F, I, R3, R4 and R5	1.03%
F3 and R6	0.95%

	Global Equity Research Fund
	Effective	Prior to
Classes	March 1, 2020	March 1, 2020
A, C, F, I, R2, R3, R4 and R5	0.65%	0.65%
F3 and R6	0.61%	0.63%

Health Care Fund
Classes
A, C, F, I, R3, R4 and R5	0.78%
F3 and R6	0.70%

	International Equity Fund
	Effective	Prior to
Classes	March 1, 2020	March 1, 2020
A, C, P, R2, R3, R4 and R5	0.92%	0.92%
F and I	0.86%	0.86%
F3 and R6	0.84%	0.85%

Notes to Financial Statements (unaudited)(continued)

	International Value Fund
	Effective	Prior to
Classes	March 1, 2020	March 1, 2020
A, C, R2, R3, R4 and R5	0.87%	0.87%
F and I	0.82%	0.82%
F3 and R6	0.80%	0.81%

All contractual fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Funds’ Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A(1)	Class C	Class F(2)	(3)	Class P(4)	Class R2	Class R3	Class R4
Service	.25%	.25%	–		.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%		.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Prior to July 1, 2019 the Board did not authorize such Class A 12b-1 fees on the Focused Small Cap Value Fund. This agreement may be terminated only by the Fund’s Board.
(2)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(3)	For the six months ended April 30, 2020 and continuing through February 28, 2021, the Distributor has contractually agreed to waive Durable Growth Fund’s, Growth Leaders Fund’s, Focused Growth Fund’s, Focused Small Cap Value Fund’s, Focused Large Cap Value Fund’s and Health Care Fund’s 0.10% Rule 12b-1 fee for Class F. These agreements may be terminated only by the Fund’s Board.
(4)	Fundamental Equity Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund only.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended April 30, 2020:

	Distributor	Dealers’
	Commissions	Concessions
Alpha Strategy Fund	$25,331	$142,726
Durable Growth Fund	–	–
Focused Growth Fund	6,158	35,200
Focused Large Cap Value Fund	–	–
Focused Small Cap Value Fund	–	–
Fundamental Equity Fund	33,926	186,589
Global Equity Research Fund	176	1,021
Growth Leaders Fund	286,305	1,601,498
Health Care Fund	–	–
International Equity Fund	5,948	31,623
International Opportunities Fund	10,268	53,979
International Value Fund	20,933	111,430
Value Opportunities Fund	35,362	190,456

Notes to Financial Statements (unaudited)(continued)

Distributor received the following amount of CDSCs for the six months ended April 30, 2020:

	Class A	Class C
Alpha Strategy Fund	$118	$2,823
Durable Growth Fund	–	–
Focused Growth Fund	–	–
Focused Large Cap Value Fund	–	–
Focused Small Cap Value Fund	–	–
Fundamental Equity Fund	270	1,774
Global Equity Research Fund	–	–
Growth Leaders Fund	27,747	36,018
Health Care Fund	–	–
International Equity Fund	134	445
International Opportunities Fund	106	492
International Value Fund	58	132
Value Opportunities Fund	1,319	2,280

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

Other Related Parties

As of April 30, 2020, the percentages of Durable Growth Fund’s, Focused Large Cap Value Fund’s, Focused Small Cap Value Fund’s, Fundamental Equity Fund’s, Growth Leaders Fund’s, International Value Fund’s, International Equity Fund’s, International Opportunities Fund’s and Value Opportunities Fund’s outstanding shares owned by each Fund of Funds were as follows:

Fund of Funds	Durable Growth Fund	Focused Large Cap Value Fund	Focused Small Cap Value Fund	Fundamental Equity Fund	Growth Leaders Fund	International Value Fund	International Equity Fund	International Opportunities Fund	Value Opportunities Fund
Alpha Strategy Fund	–	–	76.88%	–	–	–	–	35.93%	9.86%
Multi-Asset Balanced Opportunity Fund	79.93%	68.88	–	16.65%	5.54%	25.13%	31.24%	–	–
Multi-Asset Income Fund	19.25%	30.11	–	4.29%	1.41%	12.39%	16.54%	–	–

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid quarterly for International Value Fund, annually for Alpha Strategy Fund, Durable Growth Fund, Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, Global Equity Research Fund, Growth Leaders Fund, Health Care Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended April 30, 2020 and fiscal year ended October 31, 2019, was as follows:

	Alpha Strategy Fund		Durable Growth Fund
	Six Months Ended 4/30/2020 (unaudited)	Year Ended 10/31/2019	Six Months Ended 4/30/2020 (unaudited)	Period Ended 10/31/2019
Distributions paid from:
Ordinary income	$–	$9,057,439	$1,986	$–
Net long-term capital gains	123,771,165	119,734,439	–	–
Total distributions paid	$123,771,165	$128,791,878	$1,986	$–

	Focused Growth Fund		Focused Large Cap Value Fund
	Six Months Ended 4/30/2020 (unaudited)	Year Ended 10/31/2019	Six Months Ended 4/30/2020 (unaudited)	Year Ended 10/31/2019
Distributions paid from:
Ordinary income	$–	$–	$262,779	$–
Net long-term capital gains	–	–	–	–
Total distributions paid	$–	$–	$262,779	$–

	Focused Small Cap Value Fund		Fundamental Equity Fund
	Six Months Ended 4/30/2020 (unaudited)	Year Ended 10/31/2019	Six Months Ended 4/30/2020 (unaudited)	Year Ended 10/31/2019
Distributions paid from:
Ordinary income	$–	$2,788,803	$37,742,194	$43,144,200
Net long-term capital gains	18,077,427	15,734,637	215,462,036	143,801,592
Total distributions paid	$18,077,427	$18,523,440	$253,204,230	$186,945,792

	Global Equity Research Fund		Growth Leaders Fund
	Six Months Ended 4/30/2020 (unaudited)	Year Ended 10/31/2019	Six Months Ended 4/30/2020 (unaudited)	Year Ended 10/31/2019
Distributions paid from:
Ordinary income	$89,647	$191,532	$50,781,905	$211,623,767
Net long-term capital gains	–	129,275	254,848,239	345,436,576
Total distributions paid	$89,647	$320,807	$305,630,144	$557,060,343

		Health Care Fund	International Equity Fund
	Six Months Ended 4/30/2020 (unaudited)	Year Ended 10/31/2019	Six Months Ended 4/30/2020 (unaudited)	Year Ended 10/31/2019
Distributions paid from:
Ordinary income	$1,005	$–	$7,075,713	$11,999,856
Net long-term capital gains	–	–	–	–
Total distributions paid	$1,005	$–	$7,075,713	$11,999,856

Notes to Financial Statements (unaudited)(continued)

	International Opportunities Fund		International Value Fund
	Six Months Ended 4/30/2020 (unaudited)	Year Ended 10/31/2019	Six Months Ended 4/30/2020 (unaudited)	Year Ended 10/31/2019
Distributions paid from:
Ordinary income	$7,379,201	$8,261,793	$3,637,641	$19,485,885
Net long-term capital gains	–	67,032,636	–	–
Total distributions paid	$7,379,201	$75,294,429	$3,637,641	$19,485,885

	Value Opportunities Fund
	Six Months Ended 4/30/2020 (unaudited)	Year Ended 10/31/2019
Distributions paid from:
Ordinary income	$7,526,613	$40,730,253
Net long-term capital gains	194,975,562	190,884,064
Total distributions paid	$202,502,175	$231,614,317

As of April 30, 2020, the following funds had capital losses, which will carry forward indefinitely:

Focused Growth Fund	$377,291
Focused Large Cap Value	61,752
Global Equity Research Fund	49,919
Health Care Fund	46,625
International Equity Fund	19,566,790
International Opportunities Fund	74,186,108
International Value Fund	398,027,470

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term losses.

As of April 30, 2020, the aggregate unrealized security gains and losses on investments and other financial instruments, if any, based on cost for U.S. federal income tax purposes were as follows:

	Alpha	Durable	Focused
	Strategy Fund	Growth Fund	Growth Fund
Tax cost	$939,199,879	$184,087,414	$11,711,840
Gross unrealized gain	7,665,513	8,140,773	1,679,223
Gross unrealized loss	(243,931,684)	(15,619,790)	(184,900)
Net unrealized security gain (loss)	$(236,266,171)	$(7,479,017)	$1,494,323

	Focused Large	Focused Small	Fundamental
	Cap Value Fund	Cap Value Fund	Equity Fund
Tax cost	$225,842,558	$103,652,968	$1,870,142,659
Gross unrealized gain	24,690,076	4,078,118	209,584,972
Gross unrealized loss	(3,568,186)	(24,220,890)	(234,995,778)
Net unrealized security gain (loss)	$21,121,890	$(20,142,772)	$(25,410,806)

Notes to Financial Statements (unaudited)(continued)

	Global Equity	Growth	Health
	Research Fund	Leaders Fund	Care Fund
Tax cost	$7,008,061	$3,691,382,386	$3,549,803
Gross unrealized gain	514,094	774,433,865	404,373
Gross unrealized loss	(692,389)	(54,345,672)	(120,282)
Net unrealized security gain	$(178,295)	$720,088,193	$284,091

	International	International	International
	Equity Fund	Opportunities Fund	Value Fund
Tax cost	$336,554,269	$426,462,098	$506,941,157
Gross unrealized gain	19,711,507	22,320,375	12,331,188
Gross unrealized loss	(24,440,787)	(74,283,503)	(85,599,228)
Net unrealized security gain (loss)	$(4,729,280)	$(51,963,128)	$(73,268,040)

Value Opportunities Fund
Tax cost	$1,301,737,682
Gross unrealized gain	241,162,702
Gross unrealized loss	(163,545,849)
Net unrealized security gain	$77,616,853

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales, certain securities, certain distributions, and other financial instruments.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2020 were as follows:

	Purchases	Sales
Alpha Strategy Fund	$122,851,877	$122,378,619
Durable Growth Fund	200,204,235	13,425,019
Focused Growth Fund	12,049,517	10,965,953
Focused Large Cap Value Fund	216,515,068	28,185,971
Focused Small Cap Value Fund	47,726,050	49,718,794
Fundamental Equity Fund	666,931,381	943,989,730
Global Equity Research Fund	6,659,149	7,651,227
Growth Leaders Fund	2,710,033,143	2,646,272,723
Health Care Fund	1,812,304	1,026,460
International Equity Fund	188,442,388	256,529,183
International Opportunities Fund	126,285,842	212,135,588
International Value Fund	213,110,266	247,023,555
Value Opportunities Fund	240,318,287	536,959,664

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2020.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended April 30, 2020, the following Funds engaged in cross-trades:

Notes to Financial Statements (unaudited)(continued)

Fund	Purchases	Sales	Gain/(Loss )
Focused Large Cap Value Fund	$8,781,847	$–	$–
Focused Small Cap Value Fund	168,165	128,656	(58,620)
Fundamental Equity Fund	25,885,977	9,902,107	(3,600,586)
Growth Leaders Fund	5,059,615	–	–
International Opportunities	180,982	–	–
International Value Fund	180,982	–	(43,958)
Value Opportunities Fund	221,989	2,221,770	253,296

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

International Opportunities Fund entered into forward foreign currency exchange contracts for the six months ended April 30, 2020 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

International Opportunities Fund entered into total return swaps on indexes for the six months ended April 30, 2020 (as described in note 2(k)) to hedge credit risk. The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

As of April 30, 2020, International Opportunities Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Funds’ use of derivative instruments:

International Opportunities Fund
Equity
Asset Derivatives	Contracts
Total Return Swap Contracts(1)	$26,888

(1)	Statements of Assets and Liabilities location: Total return swap, at fair value.

Notes to Financial Statements (unaudited)(continued)

Transaction in derivatives instruments for the period ended April 30, 2020, were as follows:

Focused Small Cap Value Fund
	Equity
	Contracts
Net Realized Gain (Loss)
Futures Contracts(1)	$(680)

Global Equity Research Fund
	Equity
	Contracts
Net Realized Gain (Loss)
Futures Contracts(1)	$160
Average Number of Contracts/Notional Amounts
Futures Contracts(5)	1

	International Opportunities Fund
	Forward
	Currency	Equity
	Contracts	Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(2)	$(4,819)	–
Total Return Swaps Contracts(3)	–	$(4,747,872)
Net Change in Unrealized Appreciation/Depreciation
Total Return Swaps Contracts(4)	–	$15,007
Average Number of Contracts/Notional Amounts*
Total Return Swaps Contracts(6)	$–	$151,813

International Value Fund
	Equity
	Contracts
Net Realized Gain (Loss)
Futures Contracts(1)	$(50)

*	Calculated based on the number of contracts or notional amounts for the six months ended April 30, 2020.
(1)	Statements of Operations location: Net realized gain(loss) on futures contracts.
(2)	Statements of Operations location: Net realized gain(loss) on forward foreign currency exchange contracts.
(3)	Statements of Operations location: Net realized gain(loss) on swap contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Amount represents number of contracts.
(6)	Amounts represents notional amounts in U.S. dollars.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the

Notes to Financial Statements (unaudited)(continued)

agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

		Focused Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$905,080	$–	$905,080
Total	$905,080	$–	$905,080

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$905,080	$–	$–	$(905,080)	$–
Total	$905,080	$–	$–	$(905,080)	$–

		Focused Large Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$1,726,836	$–	$1,726,836
Total	$1,726,836	$–	$1,726,836

	Net Amounts of Assets	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,726,836	$–	$–	$(1,726,836)	$–
Total	$1,726,836	$–	$–	$(1,726,836)	$–

		Focused Small Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$270,009	$–	$270,009
Total	$270,009	$–	$270,009

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$270,009	$–	$–	$(270,009)	$–
Total	$270,009	$–	$–	$(270,009)	$–

Notes to Financial Statements (unaudited)(continued)

		Fundamental Equity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$7,616,639	$–	$7,616,639
Total	$7,616,639	$–	$7,616,639

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$7,616,639	$–	$–	$(7,616,639)	$–
Total	$7,616,639	$–	$–	$(7,616,639)	$–

		Growth Leaders Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$133,774,523	$–	$133,774,523
Total	$133,774,523	$–	$133,774,523

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$133,774,523	$–	$–	$(133,774,523)	$–
Total	$133,774,523	$–	$–	$(133,774,523)	$–

		Health Care Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$167,608	$–	$167,608
Total	$167,608	$–	$167,608

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$167,608	$–	$–	$(167,608)	$–
Total	$167,608	$–	$–	$(167,608)	$–

Notes to Financial Statements (unaudited)(continued)

		International Equity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$7,209,188	$–	$7,209,188
Total	$7,209,188	$–	$7,209,188

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$7,209,188	$–	$–	$(7,209,188)	$–
Total	$7,209,188	$–	$–	$(7,209,188)	$–

		International Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$3,849,126	$–	$3,849,126
Total Return Equity Swaps	26,888	–	26,888
Total	$3,876,014	$–	$3,876,014

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$26,888	$–	$–	$–	$26,888
Fixed Income Clearing Corp.	3,849,126	–	–	(3,849,126)	–
Total	$3,876,014	$–	$–	$(3,849,126)	$26,888

		Value Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$1,455,622	$–	$1,455,622
Total	$1,455,622	$–	$1,455,622

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$1,455,622	$–	$–	$(1,455,622)	$–
Total	$1,455,622	$–	$–	$(1,455,622)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of April 30, 2020.

Notes to Financial Statements (unaudited)(continued)

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

For the period ended April 30, 2020, the Funds (except Alpha Strategy Fund, Durable Growth Fund, Focused Large Cap Value Fund and Health Care Fund) and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a Syndicated Facility with various lenders for $1.17 billion whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended April 30, 2020, the Participating Funds entered a Bilateral Facility with SSB for $330 million, $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

The Growth Leaders Fund utilized the Facility on November 22, 2019 with a borrowing amount of $50,200,000. The average interest rate was 2.80% and total interest paid amounted to $11,725.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to limitations and conditions.

For the six months ended April 30, 2020, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

Notes to Financial Statements (unaudited)(continued)

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the six months ended April 30, 2020:

Alpha Strategy Fund
Affiliated Issuer	Balance of Shares Held at 10/31/2019	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2020	Fair Value at 4/30/2020	Net Realized Gain 11/1/2019 to 4/30/2020		Dividend Income 11/1/2019 to 4/30/2020	Change in Appreciation (Depreciation) 11/1/2019 to 4/30/2020
Lord Abbett Developing Growth Fund, Inc. – Class I	6,293,405	1,219,794	(1,462,798)	6,050,401	$143,394,512	$24,555,366	(a)	$–	$(23,273,679)
Lord Abbett Securities Trust- Focused Small Cap Value Fund – Class I	3,528,280	778,098	(352,833)	3,953,545	64,561,395	12,638,672	(b)	–	(37,547,071)
Lord Abbett Securities Trust – International Opportunities Fund – Class I	11,395,952	305,386	(1,554,476)	10,146,862	140,534,033	1,750,319		2,763,597	(31,312,002)
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	5,576,731	935,326	(1,135,613)	5,376,444	74,947,634	12,400,027	(c)	–	(7,959,868)
Lord Abbett Research Fund, Inc. – Small Cap Value Fund – Class I	8,905,270	1,831,642	(534,375)	10,202,537	137,836,269	16,953,029	(d)	880,426	(63,195,124)
Lord Abbett Securities Trust- Value Opportunities Fund – Class I	9,590,809	1,363,372	(1,826,612)	9,127,569	141,659,865	13,189,069	(e)	1,099,546	(33,688,711)
Total					$702,933,708	$81,486,482		$4,743,569	$(196,976,455)

(a)	Includes $28,247,947 of distributed capital gains.
(b)	Includes $13,929,615 of distributed capital gains.
(c)	Includes $13,216,296 of distributed capital gains.
(d)	Includes $25,232,472 of distributed capital gains.
(e)	Includes $18,946,901 of distributed capital gains.

14.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to each Fund on the next business day. As with other extensions of credit, each Fund may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its

Notes to Financial Statements (unaudited)(continued)

agreement with each Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Such income earned from securities lending is included in Securities Lending Income on the Statement of Operations.

As of April 30, 2020, the market value of securities loaned and collateral received for the Funds was as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Lord Abbett Focused Small Cap Value Fund	$2,002,705	$2,085,120
Lord Abbett Growth Leaders Fund	17,697,020	19,186,124
Lord Abbett International Value Fund	9,438,134	10,970,585

15.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Large company stocks, in which Durable Growth Fund, Focused Growth Fund, Focused Large Cap Value Fund, Fundamental Equity Fund, Global Equity Research Fund, Growth Leaders Fund, International Equity Fund and International Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks. Small and mid-sized company stocks, in which Alpha Strategy Fund, Focused Small Cap Value Fund, Focused Growth Fund, Fundamental Equity Fund, Growth Leaders Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund invest, may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

In general, Durable Growth Fund, Focused Growth Fund and Growth Leaders Fund employ a growth investing style, Global Equity Research Fund employs a blended growth investing and value investing style, and Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, International Value Fund and Value Opportunities Fund employ a value investing style. Growth stocks generally are more volatile than value stocks. The price of value stocks may lag the market for long periods of time.

Global Equity Research Fund, International Equity Fund, International Opportunities Fund and International Value Fund are subject to the risks of investing in foreign securities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, foreign taxes, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market companies. Similarly, due to their investments in multinational and foreign companies, Alpha Strategy Fund, Durable Growth Fund, Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, Growth Leaders Fund, Health Care Fund, and Value Opportunities Fund are subject to the risks of investing in foreign securities and similarly may experience increased market, liquidity, currency, political, informational, and other risks.

Notes to Financial Statements (unaudited)(continued)

Health Care Fund is subject to the risks of investing in the health care sector, including changes in government regulations, dependence on patents and intellectual property rights, expenses and losses from litigation based on product liability and similar claims, industry competition, extensive research and development, marketing, and sales costs, and rapid technological change and potential for product obsolescence. Health Care Fund is also subject to the risks of investing in structured securities. As a result, Health Care Fund is subject to the same risks associated with direct investments in the underlying securities or other instruments they seek to replicate, as well as liquidity risk and the risk that the issuer and/or the counterparty of the structured security may be unable to perform under the terms of the instrument, or may disagree as to the meaning or application of such terms.

International Value Fund is subject to the risks of investing in dividend paying stocks. Dividend paying stocks may be sensitive to changes in market interest rates, and the prices of such stocks may decline as rates rise. There is no guarantee that companies that currently pay dividends will continue to do so. International Value Fund may be subject to the volatility of stocks that have high dividends per share due to recent decreases in their share prices.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks. In addition, the Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.

Alpha Strategy Fund, Global Equity Research Fund, Health Care Fund, International Equity Fund, International Opportunities Fund and International Value Fund are subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Health Care Fund, Focused Large Cap Value Fund and Focused Small Cap Value Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and increased liquidity risk, as well as additional risks.

Notes to Financial Statements (unaudited)(continued)

Focused Growth Fund and Focused Large Cap Value Fund are non-diversified mutual funds under the Act. The value of each Fund’s investments may be more adversely affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics, such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Durable Growth Fund, Focused Growth Fund, Focused Large Cap Value Fund, Global Equity Research Fund and Health Care Fund are newly organized and there can be no assurance that a Fund will reach or maintain a sufficient asset size to effectively implement its investment strategy. A Fund’s gross expense ratio may fluctuate during its initial operating period because of the Fund’s relatively smaller asset size and, until the Fund achieves sufficient scale, a Fund shareholder may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.

These factors can affect each Fund’s performance.

16.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Alpha Strategy Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,663,166	$34,244,773	1,936,873	$44,322,451
Converted from Class C*	238,324	4,795,186	716,346	17,053,037
Reinvestment of distributions	2,522,201	56,648,626	2,793,742	56,209,490
Shares reacquired	(3,502,384)	(71,437,681)	(4,466,691)	(104,513,019)
Increase	921,307	$24,250,904	980,270	$13,071,959

Class C Shares
Shares sold	373,386	$6,295,338	648,264	$11,881,327
Reinvestment of distributions	745,028	13,276,398	999,837	16,617,299
Shares reacquired	(1,070,868)	(18,230,110)	(2,128,169)	(41,118,494)
Converted to Class A*	(299,432)	(4,795,186)	(870,238)	(17,053,037)
Decrease	(251,886)	$(3,453,560)	(1,350,306)	$(29,672,905)

Class F Shares
Shares sold	726,338	$15,542,583	2,031,440	$47,362,668
Reinvestment of distributions	772,654	17,500,621	958,776	19,415,210
Shares reacquired	(2,552,079)	(49,483,428)	(3,310,986)	(77,171,909)
Decrease	(1,053,087)	$(16,440,224)	(320,770)	$(10,394,031)

Class F3 Shares
Shares sold	297,664	$5,942,650	306,118	$7,490,426
Reinvestment of distributions	177,457	4,127,641	206,700	4,274,550
Shares reacquired	(289,591)	(6,206,021)	(444,819)	(10,871,528)
Increase	185,530	$3,864,270	67,999	$893,448

Notes to Financial Statements (unaudited)(continued)

Alpha Strategy Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	525,108	$11,052,785	710,550	$17,555,047
Reinvestment of distributions	508,610	11,799,741	474,059	9,789,326
Shares reacquired	(476,459)	(9,812,160)	(649,328)	(15,636,447)
Increase	557,259	$13,040,366	535,281	$11,707,926

Class R2 Shares
Shares sold	8,479	$178,709	16,203	$348,739
Reinvestment of distributions	7,418	159,120	6,506	126,278
Shares reacquired	(16,895)	(306,393)	(57,525)	(1,360,572)
Increase (decrease)	(998)	$31,436	(34,816)	$(885,555)

Class R3 Shares
Shares sold	77,855	$1,547,310	133,797	$3,056,487
Reinvestment of distributions	165,768	3,583,900	187,841	3,664,779
Shares reacquired	(274,609)	(5,675,027)	(278,393)	(6,386,647)
Increase (decrease)	(30,986)	$(543,817)	43,245	$334,619

Class R4 Shares
Shares sold	28,550	$610,181	50,981	$1,190,516
Reinvestment of distributions	20,202	452,531	19,121	383,942
Shares reacquired	(18,440)	(379,558)	(47,528)	(1,122,234)
Increase	30,312	$683,154	22,574	$452,224

Class R5 Shares
Shares sold	7,571	$177,471	10,161	$275,029
Reinvestment of distributions	1,707	39,612	1,961	40,519
Shares reacquired	(401)	(7,216)	(4,044)	(91,221)
Increase	8,877	$209,867	8,078	$224,327

Class R6 Shares
Shares sold	19,534	$417,791	42,360	$1,025,818
Reinvestment of distributions	9,684	225,350	8,857	183,260
Shares reacquired	(15,988)	(310,236)	(11,481)	(286,551)
Increase	13,230	$332,905	39,736	$922,527

Durable Growth Fund		Six Months Ended April 30, 2020 (unaudited)(a)
Class A Shares	Shares	Amount
Shares sold	68,043	$1,025,110
Reinvestment of distributions	12	185
Shares reacquired	(17,823)	(270,347)
Increase	50,232	$754,948

Class C Shares
Shares sold	8,559	$128,296
Shares reacquired	(831)	(12,237)
Increase	7,728	$116,059

Notes to Financial Statements (unaudited)(continued)

Durable Growth Fund		Six Months Ended April 30, 2020 (unaudited)(a)
Class F Shares	Shares	Amount
Shares sold	33,334	$500,000
Reinvestment of distributions	32	493
Shares reacquired	(16,481)	(251,000)
Increase	16,885	$249,493

Class F3 Shares
Shares sold	7,334	$110,000
Reinvestment of distributions	8	128
Increase	7,342	$110,128

Class I Shares
Shares sold	11,465,994	$190,824,868
Reinvestment of distributions	38	573
Shares reacquired	(265,108)	(4,070,681)
Increase	11,200,924	$186,754,760

Class R3 Shares
Shares sold	666.90	$10,000
Reinvestment of distributions	–	4
Shares reacquired	–	59
Increase	666.90	$10,063

Class R4 Shares
Shares sold	667	$10,000
Reinvestment of distributions	–	8
Increase	667	$10,008

Class R5 Shares
Shares sold	666	$10,000
Reinvestment of distributions	1.43	12
Increase	667.43	$10,012

Class R6 Shares
Shares sold	41,841	$631,900
Reinvestment of distributions	38	583
Shares reacquired	(32,830)	(499,964)
Increase	9,049	$132,519

Focused Growth Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019(b)
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	136,092	$2,327,465	313,088	$4,982,505
Converted from Class C*	18	272	–	–
Shares reacquired	(142,446)	(2,203,094)	(5,247)	(86,577)
Increase (decrease)	(6,336)	$124,643	307,841	$4,895,928

Notes to Financial Statements (unaudited)(continued)

Focused Growth Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019(b)
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	17,178	$289,775	9,893	$150,587
Shares reacquired	(2,521)	(43,242)	–	–
Converted to Class A *	(18)	(272)	–	–
Increase	14,639	$246,261	9,893	$150,587

Class F Shares
Shares sold	20,217	$364,979	65,436	$1,018,838
Shares reacquired	(1,218)	(19,258)	(2,275)	(37,420)
Increase	18,999	$345,721	63,161	$981,418

Class F3 Shares
Shares sold	–	$–	33,333	$500,000
Increase (decrease)	–	$–	33,333	$500,000

Class I Shares
Shares sold	5,482	$95,141	118,709	$1,862,022
Shares reacquired	(8,953)	(145,028)	(24,990)	(414,549)
Increase (decrease)	(3,471)	$(49,887)	93,719	$1,447,473

Class R3 Shares
Shares sold	–	$–	666.66	$10,000
Increase (decrease)	–	$–	666.66	$10,000

Class R4 Shares
Shares sold	–	$–	666.66	$10,000
Increase	–	$–	666.66	$10,000

Class R5 Shares
Shares sold	–	$–	666.67	$10,000
Increase	–	$–	666.67	$10,000

Class R6 Shares
Shares sold	39,276	$707,293	114,343	$1,820,777
Shares reacquired	(1,236)	(21,967)	–	–
Increase	38,040	$685,326	114,343	$1,820,777

Focused Large Cap Value Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019(c)
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	56,389	$749,441	34,405	$511,285
Reinvestment of distributions	182	2,767	–	–
Shares reacquired	(20,299)	(318,990)	–	–
Increase	36,272	$433,218	34,405	$511,285

Class C Shares
Shares sold	6,923	$74,336	7,903	$118,476
Reinvestment of distributions	21	326	–	–
Shares reacquired	–	–	(570)	(8,082)
Increase	6,944	$74,662	7,333	$110,394

Notes to Financial Statements (unaudited)(continued)

Focused Large Cap Value Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019(c)
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	4,809	$62,373	33,333	$500,000
Reinvestment of distributions	196	2,983	–	–
Increase	5,005	$65,356	33,333	$500,000

Class F3 Shares
Shares sold	–	$–	33,333	$500,000
Reinvestment of distributions	211	3,214	–	–
Increase	211	$3,214	33,333	$500,000

Class I Shares
Shares sold	18,610,201	$190,010,000	2,612,058	$38,394,069
Reinvestment of distributions	16,392	249,649	–	–
Shares reacquired	–	–	(22,341)	(332,212)
Increase	18,626,593	$190,259,649	2,589,717	$38,061,857

Class R3 Shares
Shares sold	–	$–	666.67	$10,000
Reinvestment of distributions	2.81	43	–	–
Increase	2.81	$43	666.67	$10,000

Class R4 Shares
Shares sold	–	$–	666.67	$10,000
Reinvestment of distributions	3.50	53	–	–
Increase	3.50	$53	666.67	$10,000

Class R5 Shares
Shares sold	–	$–	666.67	$10,000
Reinvestment of distributions	4	64	–	–
Increase	4	$64	666.67	$10,000

Class R6 Shares
Shares sold	13,495	$151,718	35,008	$525,000
Reinvestment of distributions	211	3,213	–	–
Increase	13,706	$154,931	35,008	$525,000

Focused Small Cap Value Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	414,073	$8,749,295	11,847	$281,257
Reinvestment of distributions	42,884	930,586	37,848	921,231
Shares reacquired	(382,945)	(5,991,722)	(41,661)	(1,035,362)
Increase	74,012	$3,688,159	8,034	$167,126

Class C Shares(d)
Shares sold	3,761	$77,127	365.10	$10,000
Reinvestment of distributions	69	1,597	–	–
Shares reacquired	–	6	–	–
Increase	3,830	$78,730	365.10	$10,000

Notes to Financial Statements (unaudited)(continued)

Focused Small Cap Value Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019
Class F Shares(d)	Shares	Amount	Shares	Amount
Shares sold	3,217.09	$63,500	365.10	$10,000
Reinvestment of distributions	64.09	1,500	–	–
Shares reacquired	(668.90)	(9,532)	–	–
Increase	2,612.28	$55,468	365.10	$10,000

Class F3 Shares(d)
Shares sold	–	$–	365.10	$10,000
Reinvestment of distributions	64	1,500	–	–
Increase	64	$1,500	365.10	$10,000

Class I Shares
Shares sold	196,530	$4,404,797	161,876	$4,447,058
Reinvestment of distributions	699,990	16,379,773	636,560	16,499,645
Shares reacquired	(383,111)	(9,747,446)	(694,231)	(17,750,531)
Increase	513,409	$11,037,124	104,205	$3,196,172

Class R3 Shares(d)
Shares sold	–	$–	365.10	$10,000
Reinvestment of distributions	64.22	1,500	–	–
Increase	64.22	$1,500	365.10	$10,000

Class R4 Shares(d)
Shares sold	–	$–	365.10	$10,000
Reinvestment of distributions	64.14	1,500	–	–
Increase	64.14	$1,500	365.10	$10,000

Class R5 Shares(d)
Shares sold	–	$–	365.10	$10,000
Reinvestment of distributions	64.09	1,500	–	–
Increase	64.09	$1,500	365.10	$10,000

Class R6 Shares(d)
Shares sold	21,684	$490,199	49,829	$1,318,610
Reinvestment of distributions	64	1,500	–	–
Shares reacquired	(10,855)	(177,821)	–	–
Increase	10,893	$313,878	49,829	$1,318,610

Fundamental Equity Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,689,599	$27,752,549	4,718,174	$55,165,061
Converted from Class C*	735,959	7,782,997	3,683,848	44,448,681
Reinvestment of distributions	11,401,122	132,024,995	10,083,565	115,658,483
Shares reacquired	(17,121,473)	(184,075,969)	(27,315,112)	(324,121,133)
Shares issued in reorganization (See Note 17)	–	–	4,361,818	52,385,435
Decrease	(2,294,793)	$(16,515,428)	(4,467,707)	$(56,463,473)

Notes to Financial Statements (unaudited)(continued)

Fundamental Equity Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	517,663	$4,810,050	870,720	$8,928,523
Reinvestment of distributions	1,522,175	15,434,858	1,754,685	17,845,137
Shares reacquired	(2,232,183)	(21,370,259)	(6,028,943)	(63,103,130)
Converted to Class A*	(841,709)	(7,782,997)	(4,170,352)	(44,448,681)
Shares issued in reorganization (See Note 17)	–	–	1,107,914	11,777,130
Decrease	(1,034,054)	$(8,908,348)	(6,465,976)	$(69,001,021)

Class F Shares
Shares sold	868,170	$9,581,331	2,235,497	$26,350,493
Reinvestment of distributions	1,631,329	18,629,776	1,532,614	17,364,522
Shares reacquired	(4,488,069)	(47,510,344)	(10,171,607)	(118,364,600)
Shares issued in reorganization (See Note 17)	–	–	1,405,515	16,683,465
Decrease	(1,988,570)	$(19,299,237)	(4,997,981)	$(57,966,120)

Class F3 Shares
Shares sold	157,676	$1,762,375	179,608	$2,191,371
Reinvestment of distributions	180,261	2,109,059	153,157	1,772,029
Shares reacquired	(358,257)	(3,987,490)	(528,928)	(6,385,071)
Shares issued in reorganization (See Note 17)	–	–	241,589	2,930,474
Increase (decrease)	(20,320)	$(116,056)	45,426	$508,803

Class I Shares
Shares sold	11,997,835	$133,916,107	22,514,073	$280,040,627
Reinvestment of distributions	5,308,220	61,787,685	674,198	7,773,499
Shares reacquired	(20,771,764)	(195,318,949)	(9,822,144)	(118,890,371)
Shares issued in reorganization (See Note 17)	–	–	27,933,427	337,435,793
Increase (decrease)	(3,465,709)	$384,843	41,299,554	$506,359,548

Class P Shares
Shares sold	23,446	$236,541	39,457	$460,418
Reinvestment of distributions	45,179	512,324	40,900	460,530
Shares reacquired	(117,558)	(1,285,192)	(119,152)	(1,397,845)
Decrease	(48,933)	$(536,327)	(38,795)	$(476,897)

Class R2 Shares
Shares sold	28,853	$294,214	136,576	$1,594,416
Reinvestment of distributions	25,618	290,000	16,758	188,189
Shares reacquired	(48,518)	(555,590)	(160,033)	(1,897,172)
Shares issued in reorganization (See Note 17)	–	–	43,370	509,602
Increase	5,953	$28,624	36,671	$395,035

Notes to Financial Statements (unaudited)(continued)

Fundamental Equity Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	1,102,520	$11,324,232	685,521	$8,057,902
Reinvestment of distributions	877,394	9,958,420	863,530	9,723,346
Shares reacquired	(1,418,760)	(15,007,613)	(2,982,209)	(35,034,683)
Increase (decrease)	561,154	$6,275,039	(1,433,158)	$(17,253,435)

Class R4 Shares
Shares sold	53,219	$585,824	101,971	$1,217,294
Reinvestment of distributions	36,123	415,774	28,501	324,914
Shares reacquired	(128,088)	(1,402,637)	(150,357)	(1,834,834)
Decrease	(38,746)	$(401,039)	(19,885)	$(292,626)

Class R5 Shares
Shares sold	61,723	$734,568	76,473	$912,647
Reinvestment of distributions	10,804	125,869	6,197	71,449
Shares reacquired	(33,526)	(355,683)	(30,030)	(368,002)
Increase	39,001	$504,754	52,640	$616,094

Class R6 Shares
Shares sold	101,165	$1,153,434	630,249	$7,306,094
Reinvestment of distributions	156,188	1,828,961	88,317	1,022,708
Shares reacquired	(808,748)	(8,548,615)	(487,162)	(6,011,663)
Increase (decrease)	(551,395)	$(5,566,220)	231,404	$2,317,139

Global Equity Research Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	51,182	$586,556	53,087	$547,006
Converted from Class C*	27	323	213	2,344
Reinvestment of distributions	3,449	41,353	14,647	143,542
Shares reacquired	(51,856)	(608,703)	(45,581)	(495,091)
Increase	2,802	$19,529	22,366	$197,801

Class C Shares
Shares sold	7,845	$90,626	11,438	$121,417
Reinvestment of distributions	157	1,871	2,799	27,287
Shares reacquired	(5,800)	(64,779)	(27,655)	(302,168)
Converted to Class A*	(27)	(323)	(214)	(2,344)
Increase (decrease)	2,175	$27,395	(13,632)	$(155,808)

Class F Shares
Shares sold	82	$1,000	77,850	$888,980
Reinvestment of distributions	1,452	17,441	5,822	57,059
Shares reacquired	(78,536)	(926,233)	(2,391)	(27,496)
Increase (decrease)	(77,002)	$(907,792)	81,281	$918,543

Notes to Financial Statements (unaudited)(continued)

Global Equity Research Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019
Class F3 Shares	Shares	Amount	Shares	Amount
Reinvestment of distributions	15	$181	56	$551
Increase	15	$181	56	$551

Class I Shares
Reinvestment of distributions	1,484	$17,804	5,619	$55,069
Increase	1,484	$17,804	5,619	$55,069

Class R2 Shares
Reinvestment of distributions	9	$107	49	$487
Increase	9	$107	49	$487

Class R3 Shares
Shares sold	725	$8,401	3,162	$34,863
Reinvestment of distributions	160	1,908	824	8,046
Shares reacquired	(6)	(70)	(1,598)	(16,908)
Increase	879	$10,239	2,388	$26,001

Class R4 Shares
Reinvestment of distributions	13	150	54	531
Increase	13	$150	54	$531

Class R5 Shares
Reinvestment of distributions	15	182	58	562
Increase	15	$182	58	$562

Class R6 Shares
Shares sold	7,791	$96,332	56,579	$612,293
Shares reacquired	(19,262)	(234,253)	(18,445)	(202,934)
Increase (decrease)	(11,471)	$(137,921)	38,134	$409,359

Growth Leaders Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,044,299	$223,387,873	9,574,121	$260,894,777
Converted from Class C*	149,952	4,183,187	450,402	12,611,775
Reinvestment of distributions	2,858,584	78,067,940	5,703,953	131,362,113
Shares reacquired	(6,740,917)	(183,820,733)	(10,904,698)	(291,740,042)
Increase	4,311,918	$121,818,267	4,823,778	$113,128,623

Class C Shares
Shares sold	3,129,408	$79,437,673	4,874,829	$120,614,002
Reinvestment of distributions	2,026,352	50,820,908	4,194,598	90,016,077
Shares reacquired	(3,596,423)	(91,472,969)	(5,890,335)	(145,940,340)
Converted to Class A*	(163,574)	(4,183,187)	(485,536)	(12,611,775)
Increase	1,395,763	$34,602,425	2,693,556	$52,077,964

Notes to Financial Statements (unaudited)(continued)

Growth Leaders Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	12,485,811	$354,616,739	17,961,047	$493,296,464
Reinvestment of distributions	3,547,411	98,830,859	7,214,078	168,809,431
Shares reacquired	(11,593,788)	(326,130,544)	(19,155,816)	(517,175,665)
Increase	4,439,434	$127,317,054	6,019,309	$144,930,230

Class F3 Shares
Shares sold	1,107,513	$31,436,335	1,460,074	$41,997,664
Reinvestment of distributions	212,922	5,998,021	297,904	7,036,481
Shares reacquired	(451,331)	(12,919,393)	(688,380)	(19,372,905)
Increase	869,104	$24,514,963	1,069,598	$29,661,240

Class I Shares
Shares sold	5,033,002	$149,061,506	4,186,429	$118,557,567
Reinvestment of distributions	1,446,088	40,562,759	4,452,801	104,818,928
Shares reacquired	(3,694,399)	(106,854,921)	(14,025,170)	(393,625,778)
Increase (decrease)	2,784,691	$82,769,344	(5,385,940)	$(170,249,283)

Class R2 Shares
Shares sold	29,666	$826,377	21,383	$552,400
Reinvestment of distributions	1,660	44,544	3,881	88,243
Shares reacquired	(51,525)	(1,423,609)	(29,433)	(799,202)
Decrease	(20,199)	$(552,688)	(4,169)	$(158,559)

Class R3 Shares
Shares sold	50,108	$1,367,861	79,419	$2,148,140
Reinvestment of distributions	42,361	1,134,001	105,069	2,381,915
Shares reacquired	(61,456)	(1,628,506)	(216,716)	(5,723,924)
Increase (decrease)	31,013	$873,356	(32,228)	$(1,193,869)

Class R4 Shares
Shares sold	146,427	$4,091,846	86,092	$2,250,949
Reinvestment of distributions	10,913	298,136	14,565	335,582
Shares reacquired	(59,062)	(1,641,111)	(84,758)	(2,346,240)
Increase	98,278	$2,748,871	15,899	$240,291

Class R5 Shares
Shares sold	62,317	$1,883,667	129,982	$3,744,733
Reinvestment of distributions	26,421	741,362	56,291	1,325,659
Shares reacquired	(75,645)	(2,210,464)	(150,726)	(4,168,242)
Increase	13,093	$414,565	35,547	$902,150

Class R6 Shares
Shares sold	323,151	$9,273,698	575,215	$15,789,971
Reinvestment of distributions	57,545	1,621,043	73,296	1,731,263
Shares reacquired	(386,326)	(11,459,854)	(236,259)	(6,656,765)
Increase (decrease)	(5,630)	$(565,113)	412,252	$10,864,469

Notes to Financial Statements (unaudited)(continued)

Health Care Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019(c)
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	32,489	$511,036	62,564	$927,336
Shares reacquired	(23,675)	(367,133)	–	–
Increase	8,814	$143,903	62,564	$927,336

Class C Shares
Shares sold	2,431	$38,975	8,941	$132,309
Shares reacquired	(1,848)	(27,396)	–	–
Increase	583	$11,579	8,941	$132,309

Class F Shares
Shares sold	189	$3,021	33,333	$500,000
Reinvestment of distributions	2	37	–	–
Increase	191	$3,058	33,333	$500,000

Class F3 Shares
Shares sold	–	$–	33,333	$500,000
Reinvestment of distributions	23	346	–	–
Increase	23	$346	33,333	$500,000

Class I Shares
Shares sold	–	$–	7,333	$110,000
Reinvestment of distributions	4	54	–	–
Increase	4	$54	7,333	$110,000

Class R3 Shares
Shares sold	–	$–	666.67	$10,000
Increase (decrease)	–	$–	666.67	$10,000

Class R4 Shares
Shares sold	–	$–	666.67	$10,000
Increase	–	$–	666.67	$10,000

Class R5 Shares
Shares sold	–	$–	666.67	$10,000
Reinvestment of distributions	0.30	5	–	–
Increase	0.30	$5	666.67	$10,000

Class R6 Shares
Shares sold	52,183	$824,158	33,377	$500,613
Reinvestment of distributions	23	346	–	–
Shares reacquired	(527)	(7,000)	–	–
Increase	51,679	$817,504	33,377	$500,613

Notes to Financial Statements (unaudited)(continued)

International Equity Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	371,520	$4,621,802	767,237	$9,361,078
Converted from Class C*	38,708	478,567	56,367	712,132
Reinvestment of distributions	189,205	2,569,398	332,029	3,801,727
Shares reacquired	(1,868,953)	(22,776,401)	(3,571,725)	(44,065,459)
Decrease	(1,269,520)	$(15,106,634)	(2,416,092)	$(30,190,522)

Class C Shares
Shares sold	27,500	$328,907	64,962	$787,135
Reinvestment of distributions	5,241	71,063	9,329	106,626
Shares reacquired	(98,563)	(1,172,935)	(270,455)	(3,316,716)
Converted to Class A*	(38,832)	(478,567)	(56,744)	(712,132)
Decrease	(104,654)	$(1,251,532)	(252,908)	$(3,135,087)

Class F Shares
Shares sold	101,416	$1,346,499	216,036	$2,660,956
Reinvestment of distributions	58,860	794,606	110,757	1,260,411
Shares reacquired	(3,026,942)	(37,410,592)	(1,426,548)	(17,554,903)
Decrease	(2,866,666)	$(35,269,487)	(1,099,755)	$(13,633,536)

Class F3 Shares
Shares sold	23,150	$304,798	40,455	$507,547
Reinvestment of distributions	5,612	76,992	9,709	112,239
Shares reacquired	(52,712)	(675,559)	(123,719)	(1,546,723)
Decrease	(23,950)	$(293,769)	(73,555)	$(926,937)

Class I Shares
Shares sold	22,512	$278,269	553,797	$6,945,062
Reinvestment of distributions	243,036	3,329,599	549,976	6,346,721
Shares reacquired	(1,191,639)	(16,093,600)	(8,753,899)	(110,005,402)
Decrease	(926,091)	$(12,485,732)	(7,650,126)	$(96,713,619)

Class P Shares
Shares sold	35	$448	66	$825
Reinvestment of distributions	40	544	62	706
Shares reacquired	(95)	(1,278)	(188)	(2,350)
Decrease	(20)	$(286)	(60)	$(819)

Class R2 Shares
Shares sold	2,164	$27,561	8,518	$106,300
Reinvestment of distributions	162	2,195	185	2,126
Shares reacquired	(22,701)	(242,349)	(5,347)	(67,134)
Increase (decrease)	(20,375)	$(212,593)	3,356	$41,292

Class R3 Shares
Shares sold	48,914	$589,412	98,258	$1,192,235
Reinvestment of distributions	6,648	89,018	13,788	155,667
Shares reacquired	(118,871)	(1,536,642)	(304,335)	(3,711,897)
Decrease	(63,309)	$(858,212)	(192,289)	$(2,363,995)

Notes to Financial Statements (unaudited)(continued)

International Equity Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	13,056	$166,849	29,206	$360,320
Reinvestment of distributions	1,212	16,392	1,800	20,518
Shares reacquired	(23,070)	(290,421)	(19,307)	(236,550)
Increase (decrease)	(8,802)	$(107,180)	11,699	$144,288

Class R5 Shares
Shares sold	486	$5,484	861	$10,950
Reinvestment of distributions	105	1,430	140	1,612
Shares reacquired	(2,919)	(39,436)	(509)	(6,415)
Increase (decrease)	(2,328)	$(32,522)	492	$6,147

Class R6 Shares
Shares sold	2,612	$34,969	13,196	$155,346
Reinvestment of distributions	153	2,096	186	2,148
Shares reacquired	(20,813)	(251,174)	(43,449)	(555,033)
Decrease	(18,048)	$(214,109)	(30,067)	$(397,539)

International Opportunities Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	519,662	$7,876,300	773,410	$11,705,432
Converted from Class C*	26,143	387,210	38,705	601,117
Reinvestment of distributions	87,790	1,454,675	1,093,179	15,282,642
Shares reacquired	(1,489,885)	(22,225,893)	(4,262,836)	(65,159,953)
Decrease	(856,290)	$(12,507,708)	(2,357,542)	$(37,570,762)

Class C Shares
Shares sold	98,072	$1,441,409	171,903	$2,372,915
Reinvestment of distributions	6,381	98,205	230,489	2,991,751
Shares reacquired	(431,189)	(5,832,280)	(1,011,279)	(14,347,970)
Converted to Class A*	(28,201)	(387,210)	(41,834)	(601,117)
Decrease	(354,937)	$(4,679,876)	(650,721)	$(9,584,421)

Class F Shares
Shares sold	551,412	$8,118,446	3,127,784	$46,668,008
Reinvestment of distributions	62,373	1,022,286	931,165	12,868,695
Shares reacquired	(2,884,002)	(42,339,014)	(10,678,693)	(163,231,093)
Decrease	(2,270,217)	$(33,198,282)	(6,619,744)	$(103,694,390)

Class F3 Shares
Shares sold	174,111	$2,580,066	256,576	$4,086,577
Reinvestment of distributions	16,393	280,820	156,610	2,259,887
Shares reacquired	(250,361)	(3,831,476)	(533,032)	(8,479,003)
Decrease	(59,857)	$(970,590)	(119,846)	$(2,132,539)

Notes to Financial Statements (unaudited)(continued)

International Opportunities Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	300,797	$4,684,842	1,468,815	$23,403,291
Reinvestment of distributions	184,630	3,147,949	1,638,684	23,564,274
Shares reacquired	(2,481,267)	(37,728,982)	(3,315,166)	(52,601,168)
Decrease	(1,995,840)	$(29,896,191)	(207,667)	$(5,633,603)

Class P Shares
Shares sold	2,044	$34,125	498	$7,839
Reinvestment of distributions	52	891	776	11,144
Shares reacquired	(682)	(10,196)	(3,099)	(50,736)
Increase (decrease)	1,414	$24,820	(1,825)	$(31,753)

Class R2 Shares
Shares sold	32,580	$440,897	74,942	$1,138,054
Reinvestment of distributions	1,631	26,601	21,672	298,204
Shares reacquired	(64,565)	(905,640)	(95,660)	(1,451,607)
Increase (decrease)	(30,354)	$(438,142)	954	$(15,349)

Class R3 Shares
Shares sold	116,479	$1,618,747	381,954	$5,669,574
Reinvestment of distributions	11,544	187,243	268,932	3,678,988
Shares reacquired	(382,576)	(5,248,511)	(1,558,908)	(23,275,731)
Decrease	(254,553)	$(3,442,521)	(908,022)	$(13,927,169)

Class R4 Shares
Shares sold	63,707	$932,290	210,639	$3,269,594
Reinvestment of distributions	4,037	66,568	24,276	337,923
Shares reacquired	(94,997)	(1,516,729)	(174,290)	(2,752,340)
Increase (decrease)	(27,253)	$(517,871)	60,625	$855,177

Class R5 Shares
Shares sold	110,808	$1,633,978	318,352	$4,896,019
Reinvestment of distributions	15,637	266,448	270,315	3,884,423
Shares reacquired	(555,460)	(7,517,585)	(1,799,660)	(28,372,327)
Decrease	(429,015)	$(5,617,159)	(1,210,993)	$(19,591,885)

Class R6 Shares
Shares sold	518,017	$7,816,160	1,165,326	$18,507,105
Reinvestment of distributions	24,719	423,436	224,744	3,243,056
Shares reacquired	(697,703)	(10,543,575)	(1,361,388)	(21,573,085)
Increase (decrease)	(154,967)	$(2,303,979)	28,682	$177,076

International Value Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,876,265	$11,794,051	3,801,220	$25,543,177
Converted from Class C*	75,227	483,423	399,257	2,749,743
Reinvestment of distributions	224,803	1,508,671	1,174,724	7,982,832
Shares reacquired	(5,905,645)	(37,354,667)	(11,762,268)	(79,261,194)
Decrease	(3,729,350)	$(23,568,522)	(6,387,067)	$(42,985,442)

Notes to Financial Statements (unaudited)(continued)

International Value Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	88,636	$568,938	156,977	$1,052,086
Reinvestment of distributions	10,411	75,795	112,990	766,245
Shares reacquired	(755,932)	(4,749,957)	(2,080,259)	(13,904,624)
Converted to Class A*	(75,912)	(483,423)	(402,931)	(2,749,743)
Decrease	(732,797)	$(4,588,647)	(2,213,223)	$(14,836,036)

Class F Shares
Shares sold	667,691	$4,389,414	2,762,728	$18,744,587
Reinvestment of distributions	32,378	216,526	164,638	1,121,397
Shares reacquired	(1,971,811)	(11,984,421)	(5,543,501)	(37,378,303)
Decrease	(1,271,742)	$(7,378,481)	(2,616,135)	$(17,512,319)

Class F3 Shares
Shares sold	413,089	$2,611,321	818,922	$5,549,050
Reinvestment of distributions	27,163	179,938	123,243	841,245
Shares reacquired	(619,399)	(4,009,060)	(1,391,262)	(9,491,928)
Decrease	(179,147)	$(1,217,801)	(449,097)	$(3,101,633)

Class I Shares
Shares sold	2,848,793	$16,857,427	2,593,354	$17,570,912
Reinvestment of distributions	230,836	1,531,197	1,169,360	7,984,324
Shares reacquired	(3,285,316)	(22,375,737)	(18,398,216)	(124,903,980)
Decrease	(205,687)	$(3,987,113)	(14,635,502)	$(99,348,744)

Class R2 Shares
Shares sold	502	$3,445	19,777	$136,968
Reinvestment of distributions	–	–	75	523
Shares reacquired	(60,318)	(432,491)	(10,637)	(73,753)
Increase (decrease)	(59,816)	$(429,046)	9,215	$63,738

Class R3 Shares
Shares sold	74,378	$475,381	115,300	$783,081
Reinvestment of distributions	4,888	33,868	29,117	200,440
Shares reacquired	(102,845)	(664,434)	(294,971)	(2,025,828)
Decrease	(23,579)	$(155,185)	(150,554)	$(1,042,307)

Class R4 Shares
Shares sold	2,527	$17,507	1,440	$9,542
Reinvestment of distributions	35	229	160	1,084
Shares reacquired	(725)	(5,111)	(2,401)	(16,297)
Increase (decrease)	1,837	$12,625	(801)	$(5,671)

Class R5 Shares
Shares sold	34	$182	258	$1,756
Reinvestment of distributions	12	78	54	367
Shares reacquired	–	–	(264)	(1,831)
Increase	46	$260	48	$292

Notes to Financial Statements (unaudited)(continued)

International Value Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	6,804	$43,743	15,922	$108,706
Reinvestment of distributions	17	114	78	532
Shares reacquired	(47,985)	(275,777)	(61,084)	(413,122)
Decrease	(41,164)	$(231,920)	(45,084)	$(303,884)

Value Opportunities Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,037,749	$31,835,740	3,752,897	$66,187,933
Converted from Class C*	296,461	4,700,322	1,149,150	20,901,483
Reinvestment of distributions	4,842,769	81,745,942	4,554,701	78,887,425
Shares reacquired	(8,093,544)	(130,262,076)	(15,125,658)	(266,938,327)
Decrease	(916,565)	$(11,980,072)	(5,668,910)	$(100,961,486)

Class C Shares
Shares sold	256,402	$3,567,762	529,849	$8,095,824
Reinvestment of distributions	1,138,754	16,511,937	1,402,722	21,307,340
Shares reacquired	(2,057,742)	(29,218,969)	(4,878,778)	(75,020,977)
Converted to Class A*	(345,927)	(4,700,322)	(1,317,261)	(20,901,483)
Decrease	(1,008,513)	$(13,839,592)	(4,263,468)	$(66,519,296)

Class F Shares
Shares sold	594,521	$9,813,508	2,313,077	$41,740,454
Reinvestment of distributions	1,260,844	21,812,599	1,639,657	29,021,931
Shares reacquired	(3,772,400)	(62,201,205)	(12,529,094)	(225,857,303)
Decrease	(1,917,035)	$(30,575,098)	(8,576,360)	$(155,094,918)

Class F3 Shares
Shares sold	1,086,820	$17,832,133	2,330,846	$43,518,039
Reinvestment of distributions	1,568,561	27,904,698	1,620,065	29,371,776
Shares reacquired	(3,031,848)	(51,980,912)	(6,859,383)	(128,738,522)
Decrease	(376,467)	$(6,244,081)	(2,908,472)	$(55,848,707)

Class I Shares
Shares sold	567,204	$9,642,557	961,893	$17,806,754
Reinvestment of distributions	1,753,254	30,997,529	2,179,337	39,337,041
Shares reacquired	(3,919,127)	(65,089,657)	(10,309,720)	(191,202,476)
Decrease	(1,598,669)	$(24,449,571)	(7,168,490)	$(134,058,681)

Class P Shares
Shares sold	50,235	$791,938	92,438	$1,619,819
Reinvestment of distributions	148,473	2,448,323	137,034	2,324,097
Shares reacquired	(311,565)	(5,003,757)	(347,892)	(6,125,288)
Decrease	(112,857)	$(1,763,496)	(118,420)	$(2,181,372)

Notes to Financial Statements (unaudited)(continued)

Value Opportunities Fund		Six Months Ended April 30, 2020 (unaudited)		Year Ended October 31, 2019
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	33,366	$487,241	110,386	$1,880,618
Reinvestment of distributions	40,808	654,971	32,716	541,780
Shares reacquired	(102,331)	(1,531,173)	(169,877)	(2,869,687)
Decrease	(28,157)	$(388,961)	(26,775)	$(447,289)

Class R3 Shares
Shares sold	273,763	$4,061,982	513,819	$8,806,383
Reinvestment of distributions	389,411	6,339,608	426,709	7,151,641
Shares reacquired	(774,254)	(12,017,502)	(1,870,901)	(32,453,823)
Decrease	(111,080)	$(1,615,912)	(930,373)	$(16,495,799)

Class R4 Shares
Shares sold	133,023	$2,102,299	254,756	$4,545,894
Reinvestment of distributions	272,329	4,591,465	259,988	4,497,790
Shares reacquired	(473,825)	(7,830,731)	(949,223)	(16,963,873)
Decrease	(68,473)	$(1,136,967)	(434,479)	$(7,920,189)

Class R5 Shares
Shares sold	25,438	$470,411	65,981	$1,178,244
Reinvestment of distributions	16,871	298,450	9,247	166,992
Shares reacquired	(64,072)	(1,150,713)	(36,590)	(676,241)
Increase (decrease)	(21,763)	$(381,852)	38,638	$668,995

Class R6 Shares
Shares sold	220,528	$3,799,232	766,687	$13,913,406
Reinvestment of distributions	205,390	3,651,835	400,545	7,257,877
Shares reacquired	(786,019)	(14,044,022)	(3,717,129)	(69,502,811)
Decrease	(360,101)	$(6,592,955)	(2,549,897)	$(48,331,528)

*	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.
(a)	Commenced on November 1, 2019.
(b)	Commenced on January 30, 2019.
(c)	Commenced on July 26, 2019.
(d)	Commenced on June 28, 2019.

17.	REORGANIZATION

The following table illustrates share conversion ratios and dollar amounts of the reorganization on February 22, 2019:

Class	Calibrated Large Cap Value Fund Shares	Conversion Ratio	Fundamental Equity Fund Shares	Fundamental Equity Fund Amount
A	2,635,997	1.654713	4,361,818	$52,385,435
C	602,069	1.840179	1,107,914	11,777,130
F	837,536	1.678115	1,405,515	16,683,465
F3	147,215	1.641063	241,589	2,930,474
I	16,963,051	1.646722	27,933,427	337,435,793
R2	25,481	1.702043	43,370	509,602
R3	4,531	1.675276	7,590	89,490
R4	630	1.659422	1,046	12,488
R5	634	1.644442	1,043	12,604
R6	102,702	1.639275	168,358	2,043,859

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of April 30, 2020, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. – Class I	20.40%
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	19.61%
Lord Abbett Securities Trust – Focused Small-Cap Value Fund – Class I	9.19%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	19.99%
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	10.66%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	20.15%

The Ten Largest Holdings and the Holdings by Sector, as of April 30, 2020, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Inphi Corp.	2.63%
Five9, Inc.	2.42%
Monolithic Power Systems, Inc.	2.12%
Generac Holdings, Inc.	2.05%
Chegg, Inc.	1.97%
Teladoc Health, Inc.	1.78%
Wingstop, Inc.	1.68%
Everbridge, Inc.	1.64%
YETI Holdings, Inc.	1.62%
SVMK, Inc.	1.62%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.01%
Consumer Staples	3.22%
Financials	2.90%
Health Care	29.94%
Industrials	11.76%
Information Technology	30.87%
Real Estate	1.47%
Money Market Fund(a)	1.52%
Repurchase Agreement	3.31%
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.

Investments in Underlying Funds (unaudited)(continued)

Focused Small Cap Value Fund

Ten Largest Holdings	% of Investments
Malibu Boats, Inc. Class A	3.93%
Masonite International Corp.	3.72%
Lundin Mining Corp.	3.32%
Thor Industries, Inc.	3.23%
Hillenbrand, Inc.	3.07%
LCI Industries	2.92%
Opus Bank	2.90%
Cullen/Frost Bankers, Inc.	2.89%
Spectrum Brands Holdings, Inc.	2.87%
Bancorp, Inc. (The)	2.81%

Holdings by Sector*	% of Investments
Communication Services	2.01%
Consumer Discretionary	13.53%
Consumer Staples	2.80%
Energy	5.22%
Financials	29.77%
Health Care	2.91%
Industrials	23.50%
Information Technology	6.59%
Materials	8.12%
Real Estate	2.79%
Money Market Fund(a)	2.44%
Repurchase Agreement	0.32%
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.

International Opportunities Fund

Ten Largest Holdings	% of Investments
SHO-BOND Holdings Co., Ltd.	2.46%
Azbil Corp.	2.24%
REN - Redes Energeticas Nacionais SGPS SA	1.95%
Andritz AG	1.94%
AusNet Services	1.93%
Anima Holding SpA	1.81%
VanEck Vectors Junior Gold Miners	1.78%
FLSmidth & Co. A/S	1.75%
SIG Combibloc Group AG	1.71%
Nichirei Corp.	1.67%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Communication Services	5.14%
Consumer Discretionary	9.78%
Consumer Staples	7.08%
Financials	11.31%
Health Care	7.65%
Industrials	23.71%
Information Technology	14.47%
Materials	7.80%
Real Estate	8.15%
Utilities	3.88%
Repurchase Agreement	1.03%
Total	100.00%

*	A sector may comprise several industries.

Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Redfin Corp.	2.17%
Endava plc ADR	2.13%
Nevro Corp.	2.13%
Fiverr International Ltd. (Israel)	2.10%
Calix, Inc.	2.06%
OrthoPediatrics Corp.	2.05%
ChemoCentryx, Inc.	1.98%
Limelight Networks, Inc.	1.98%
EverQuote, Inc. Class A	1.98%
iRhythm Technologies, Inc.	1.88%
Total

Holdings by Sector*	% of Investments
Communication Services	1.80%
Consumer Discretionary	14.79%
Consumer Staples	2.26%
Financials	3.67%
Health Care	36.36%
Industrials	7.07%
Information Technology	22.08%
Real Estate	1.98%
Money Market Fund(a)	8.97%
Repurchase Agreement	1.02%
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
NuVasive, Inc.	2.08%
Syneos Health, Inc.	2.05%
Malibu Boats, Inc. Class A	2.01%
Thor Industries, Inc.	1.91%
Bancorp, Inc. (The)	1.89%
STAG Industrial, Inc.	1.84%
Alamo Group, Inc.	1.83%
Landstar System, Inc.	1.82%
First Industrial Realty Trust, Inc.	1.82%
Williams-Sonoma, Inc	1.78%

Holdings by Sector*	% of Investments
Communication Services	1.24%
Consumer Discretionary	9.94%
Consumer Staples	2.84%
Energy	3.99%
Financials	25.73%
Health Care	6.42%
Industrials	16.83%
Information Technology	9.21%
Materials	7.57%
Real Estate	8.59%
Utilities	6.64%
Repurchase Agreement	1.00%
Total	100.00%

*	A sector may comprise several industries.

Value Opportunities Fund

Ten Largest Holdings	% of Investments
Entegris, Inc.	2.50%
Charles River Laboratories International, Inc.	2.08%
Booz Allen Hamilton Holding Corp.	1.98%
FLIR Systems, Inc.	1.97%
Burlington Stores, Inc.	1.95%
Landstar System, Inc.	1.94%
Simpson Manufacturing Co., Inc.	1.84%
Alexandria Real Estate Equities, Inc.	1.84%
LCI Industries	1.81%
Teradyne, Inc.	1.80%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Communication Services	0.76%
Consumer Discretionary	10.99%
Consumer Staples	0.74%
Energy	1.42%
Financials	15.98%
Health Care	15.27%
Industrials	17.53%
Information Technology	17.60%
Materials	7.54%
Real Estate	6.02%
Utilities	6.04%
Repurchase Agreement	0.11%
Total	100.00%

*	A sector may comprise several industries.

Approval of Advisory Contract

Alpha Strategy Fund

Focused Growth Fund

Focused Large Cap Value Fund

Focused Small Cap Value Fund

Fundamental Equity Fund

Global Equity Research Fund

Growth Leaders Fund

Health Care Fund

International Equity Fund

International Opportunities Fund

International Value Fund

Value Opportunities Fund

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) for each Fund (other than Focused Growth Fund, Focused Large Cap Value Fund and Health Care Fund, each of which commenced operations in 2019), information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund (other than Focused Large Cap Value Fund and Health Care Fund) and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett (for each Fund other than Focused Large Cap Value Fund and Health Care Fund); (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of each Fund other than Alpha Strategy Fund, Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Health Care Fund,

Approval of Advisory Contract (continued)

International Equity Fund and International Value Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2019. As to Alpha Strategy Fund, Focused Small Cap Value Fund, International Opportunities Fund and Value Opportunities Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods. As to Fundamental Equity Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the three-year period, but above the median of the performance peer group for the one-, five- and ten-year periods. As to Global Equity Research Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period. As to Growth Leaders Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods. As to International Equity Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the three-, five- and ten-year periods, but equal to the median of the performance peer group for the one-year period. As to International Value Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the three-, five-and ten-year periods, but above the median of the performance peer group for the one-year period. As to Focused Growth Fund, Focused Large Cap Value Fund, and Health Care Fund, the Board observed that the Fund commenced operations on January 30, 2019, July 26, 2019, and July 26, 2019, respectively, and therefore did not yet have investment performance for a full calendar year. The Board noted that, therefore, it would be prudent to allow the portfolio management team more time to develop its performance record with the Fund. With respect to each Fund, the Board took into account actions taken by Lord Abbett to attempt to improve equity fund performance, including certain changes to the portfolio management teams of certain Funds (in the case of Global Equity Research Fund and International Equity Fund). The Board also took into account changes to the Focused Small Cap Value Fund’s investment strategies, effective July 1, 2019. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and

Approval of Advisory Contract (continued)

discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group (or, in the case of Focused Large Cap Value Fund and Health Care Fund, the Fund’s Morningstar category) and the amount and nature of the fees paid by shareholders. As to Alpha Strategy Fund, the Board observed that while the net total expense ratio was above the median of the expense peer group, the Fund’s advisory fee (excluding underlying fund fees) was below the median of the expense peer group. As to each of Focused Growth Fund, Fundamental Equity Fund, Global Equity Research Fund, Growth Leaders Fund, International Equity Fund, International Opportunities Fund, International Value Fund, and Value Opportunities Fund, the Board observed that the net total expense ratio was below the median of the expense peer group. As to Focused Large Cap Value Fund and Health Care Fund, the Board observed that according to Morningstar, the Fund’s net effective management fee was in the top half of its peer group. As to Focused Small Cap Value Fund, the Board observed that while the net total expense ratio was above the median of the expense peer group, the Fund’s advisory fee (excluding other expenses) was equal to the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and expense level of, each Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund other than Focused Large Cap Value Fund and Health Care Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to Alpha Strategy Fund, the Board concluded that the existing management fee schedule adequately addressed any economies of scale in managing the

Approval of Advisory Contract (continued)

Fund. With respect to Focused Small Cap Value Fund, the Board concluded that the existing management fee schedule, in conjunction with the Fund’s existing expense limitation agreement, adequately addressed any economies of scale in managing the Fund. With respect to each of Fundamental Equity Fund, Growth Leaders Fund, International Opportunities Fund and Value Opportunities Fund, the Board concluded that the existence of one or more contractual breakpoints in the Fund’s existing management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to Focused Growth Fund, Global Equity Research Fund, International Equity Fund and International Value Fund, the Board concluded that the existence of one or more contractual breakpoints, in conjunction with the Fund’s proposed expense limitation agreement, adequately addressed any economies of scale in managing the Fund. With respect to Focused Large Cap Value Fund and Health Care Fund, the Board concluded that the contractual breakpoint in the existing management fee schedule, in conjunction with the Fund’s existing expense limitation agreement, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Durable Growth Fund

At the initial organizational meeting for the Durable Growth Fund, the Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered whether to approve the proposed management agreement between the Fund and Lord Abbett (the “Agreement”). The Board reviewed materials relating specifically to the Agreement before and at the meeting and before making its decision, the Board had the opportunity to ask questions and

Approval of Advisory Contract (continued)

request further information. The Board also took into account its knowledge of Lord Abbett gained through its meetings and discussions.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund (estimated where appropriate for the Fund) and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics (the “expense peer group”); (2) information provided by Lord Abbett on the estimated expense ratios, management fee rates, and other expense components for the Fund; and (3) information regarding the investment strategies and risks of the Fund and the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services to be provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services to be provided to the Fund and currently provided to other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. In addition, the Board considered its experience with other funds advised by Lord Abbett. After reviewing these and related factors, the Board concluded that the Fund was likely to benefit from the nature, extent and quality of the investment services to be provided by Lord Abbett under the Agreement.

Investment Performance. Because the Fund had not yet begun operations, the Fund did not have any investment performance to review. The Board considered Lord Abbett’s performance and reputation generally and the performance of other Lord Abbett-managed funds overseen by the Board.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel who would provide investment management services to the Fund, in light of its investment objective and discipline, and other services to be provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services to be performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the estimated expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the Fund’s estimated expense level related to those of the expense peer group and the amount and nature of the fees to be paid by shareholders. The Board observed that the estimated net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the estimated expense level of the Fund was reasonable and supported the approval of the Agreement.

Approval of Advisory Contract (concluded)

Profitability. Because the Fund had not yet begun operations, the Board was not able to consider the level of Lord Abbett’s profits in managing the Fund. The Board did consider that Lord Abbett would be subsidizing the Fund for the near future. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s overall profitability was not excessive.

Economies of Scale. The Board considered whether there might be economies of scale in managing the Fund and whether the Fund would benefit appropriately from any such economies of scale. The Board concluded that the existence of a contractual breakpoint in the proposed management fee schedule, in conjunction with the Fund’s proposed expense limitation agreement, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees to be paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett will receive from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits expected to be enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business could also benefit the Funds. The Board also noted that Lord Abbett, as will be disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett may receive as a result of client brokerage transactions.

Conclusion. After considering all of the relevant factors, the Board unanimously found that approval of the Agreement was in the best interests of the Fund and voted unanimously to approve the Agreement. In considering whether to approve the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund

Lord Abbett Durable Growth Fund

Lord Abbett Focused Growth Fund

Lord Abbett Focused Large Cap Value Fund

Lord Abbett Focused Small Cap Value Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett Global Equity Research Fund

Lord Abbett Growth Leaders Fund

Lord Abbett Health Care Fund

Lord Abbett International Equity Fund

Lord Abbett International Opportunities Fund

Lord Abbett International Value Fund

Lord Abbett Value Opportunities Fund

LST-3 (06/20)

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Micro Cap Growth Fund

For the six-month period ended April 30, 2020

Important Information on Paperless Delivery

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Fund at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting the Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information to Shareholders

Lord Abbett Securities Trust

Lord Abbett Micro Cap Growth Fund

Semiannual Report

For the six-month period ended April 30, 2020

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Micro Cap Growth Fund for the six-month period ended April 30, 2020. For additional information about the Fund, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President, and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 through April 30, 2020).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/19 – 4/30/20” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Micro Cap Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/19	4/30/20	11/1/19 – 4/30/20
Class A
Actual	$1,000.00	$1,032.20	$8.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.61	$8.32
Class I
Actual	$1,000.00	$1,032.00	$8.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.61	$8.32

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.66% for Classes A and I) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2020

Sector*	%**
Communication Services	1.80%
Consumer Discretionary	14.79%
Consumer Staples	2.26%
Financials	3.67%
Health Care	36.36%
Industrials	7.07%
Information Technology	22.08%
Real Estate	1.98%
Repurchase Agreement	1.02%
Money Market Funds(a)	8.97%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

3

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND April 30, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.98%

Aerospace & Defense 1.33%
AeroVironment, Inc.*	27,055	$1,630

Auto Components 0.88%
Fox Factory Holding Corp.*	21,169	1,080

Beverages 0.12%
Celsius Holdings, Inc.*(a)	28,687	144

Biotechnology 24.40%
Aduro Biotech, Inc.*	265,876	735
Alector, Inc.*	41,659	1,030
Arena Pharmaceuticals, Inc.*	24,302	1,190
Aurinia Pharmaceuticals, Inc. (Canada)*(a)(b)	56,652	977
Black Diamond Therapeutics, Inc.*(a)	22,116	819
Castle Biosciences, Inc.*	20,449	632
ChemoCentryx, Inc.*	46,125	2,445
Coherus Biosciences, Inc.*	37,730	626
Deciphera Pharmaceuticals, Inc.*	27,830	1,614
Denali Therapeutics, Inc.*	38,479	841
Eidos Therapeutics, Inc.*	36,507	1,695
Insmed, Inc.*	54,965	1,264
Karuna Therapeutics, Inc.*	18,472	1,535
Krystal Biotech, Inc.*	34,387	1,623
Myovant Sciences Ltd. (United Kingdom)*(b)	135,944	1,629
Natera, Inc.*	17,363	643
NextCure, Inc.*	27,891	904
REVOLUTION Medicines, Inc.*	24,156	755
Rocket Pharmaceuticals, Inc.*(a)	83,156	1,231
Stoke Therapeutics, Inc.*	29,058	611
TG Therapeutics, Inc.*	149,627	1,760
Turning Point Therapeutics, Inc.*	31,615	1,628
Twist Bioscience Corp.*	55,239	1,807
uniQure NV (Netherlands)*(b)	12,500	796
Veracyte, Inc.*	37,492	1,011
Total		29,801
Investments	Shares	Fair Value (000)
Capital Markets 1.35%
Assetmark Financial Holdings, Inc.*	68,584	$1,645

Commercial Services & Supplies 1.11%
Clean Harbors, Inc.*	25,427	1,359

Communications Equipment 2.09%
Calix, Inc.*	221,492	2,547

Electronic Equipment, Instruments & Components 0.54%
OSI Systems, Inc.*	9,134	661

Food Products 1.55%
Freshpet, Inc.*	25,032	1,888

Health Care Equipment & Supplies 11.22%
Axonics Modulation
Technologies, Inc.*(a)	58,344	1,879
iRhythm Technologies, Inc.*	21,941	2,318
Nevro Corp.*	22,364	2,631
OrthoPediatrics Corp.*	51,846	2,533
Shockwave Medical, Inc.*	35,433	1,421
Silk Road Medical, Inc.*	47,707	1,998
Tactile Systems Technology, Inc.*	17,959	927
Total		13,707

Health Care Technology 3.34%
Health Catalyst, Inc.*	35,671	951
Inspire Medical Systems, Inc.*	30,104	2,157
Schrodinger, Inc.*(a)	21,049	977
Total		4,085

Hotels, Restaurants & Leisure 3.15%
Papa John’s International, Inc.	31,009	2,230
Wingstop, Inc.	13,819	1,621
Total		3,851

Household Durables 2.33%
LGI Homes, Inc.*	25,163	1,524
Sonos, Inc.*	129,648	1,325
Total		2,849

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND April 30, 2020

Investments	Shares	Fair Value (000)
Information Technology Services 4.16%
Endava plc ADR*	60,196	$2,635
Limelight Networks, Inc.*	482,109	2,444
Total		5,079

Insurance 2.73%
eHealth, Inc.*	5,171	552
Goosehead Insurance, Inc. Class A*	27,207	1,527
Trupanion, Inc.*(a)	41,884	1,253
Total		3,332

Interactive Media & Services 2.00%
EverQuote, Inc. Class A*	62,682	2,443

Internet & Direct Marketing Retail 5.73%
Fiverr International Ltd. (Israel)*(a)(b)	66,149	2,595
RealReal, Inc. (The)*(a)	103,694	1,217
Rubicon Project, Inc. (The)*	139,311	999
Stamps.com, Inc.*	13,836	2,190
Total		7,001

Internet Software & Services 0.69%
Cardlytics, Inc.*	18,759	843

Leisure Products 2.33%
Malibu Boats, Inc. Class A*	39,484	1,358
YETI Holdings, Inc.*(a)	53,782	1,485
Total		2,843

Life Sciences Tools & Services 1.43%
NanoString Technologies, Inc.*	54,814	1,741

Machinery 5.41%
ESCO Technologies, Inc.	10,535	804
Evoqua Water Technologies Corp.*	109,216	1,753
Federal Signal Corp.	79,624	2,144
SPX Corp.*	49,959	1,905
Total		6,606
Investments	Shares	Fair Value (000)
Personal Products 0.85%
elf Beauty, Inc.*	79,397	$1,038

Real Estate Management & Development 2.20%
Redfin Corp.*	126,938	2,682

Semiconductors & Semiconductor Equipment 5.30%
CEVA, Inc.*	55,611	1,743
Diodes, Inc.*	19,070	970
Ichor Holdings Ltd.*	69,399	1,728
Impinj, Inc.*	28,298	636
Rambus, Inc.*	111,931	1,403
Total		6,480

Software 11.74%
8x8, Inc.*	75,471	1,280
Agilysys, Inc.*	75,828	1,485
Appian Corp.*(a)	35,495	1,621
CERENCE, Inc.*	99,851	2,113
Everbridge, Inc.*	12,607	1,404
Rapid7, Inc.*	18,239	831
ShotSpotter, Inc.*(a)	18,522	637
Sprout Social, Inc.*(a)	85,226	1,433
SVMK, Inc.*	126,042	1,979
Upland Software, Inc.*	49,255	1,558
Total		14,341

Specialty Retail 2.00%
National Vision Holdings, Inc.*	38,898	1,031
Restoration Hardware Holdings, Inc.*	9,842	1,415
Total		2,446
Total Common Stocks (cost $101,283,446)		122,122

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND April 30, 2020

	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 11.09%

Repurchase Agreement
Repurchase Agreement dated 4/30/2020, 0.00% due 5/1/2020 with Fixed Income Clearing Corp. collateralized by $1,370,000 of U.S. Treasury Note at 2.00% due 8/31/2021; value: $1,407,808; proceeds: $1,377,327 (cost $1,377,327)	$1,377	$1,377
	Shares	Fair Value (000)
Money Market Funds 9.96%
Fidelity Government Portfolio(c)	10,956	$10,956
CitiBank N.A.(c)	1,217	1,217
Total Money Market Funds (cost $12,173,065)		12,173
Total Short-Term Investments (cost $13,550,392)		13,550
Total Investments in Securities 111.07% (cost $114,833,838)		135,672
Liabilities in Excess of Cash, Securities Lending and Other Assets (11.07)%		(13,527)
Net Assets 100.00%		$122,145

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$122,122	$–	$–	$122,122
Short-Term Investments
Repurchase Agreement	–	1,377	–	1,377
Money Market Funds	12,173	–	–	12,173
Total	$134,295	$1,377	$–	$135,672

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

April 30, 2020

ASSETS:
Investments in securities, at fair value including $11,367,669 of securities loaned (cost $114,833,838)	$135,672,449
Receivables:
Investment securities sold	612,012
Capital shares sold	50,105
Securities lending income receivable	14,110
Prepaid expenses	5,336
Total assets	136,354,012
LIABILITIES:
Payables:
Investment securities purchased	1,452,807
Payable for collateral due to broker for securities lending	12,173,065
Capital shares reacquired	380,355
Management fee	135,736
Trustees’ fees	16,267
Fund administration	3,620
Accrued expenses	47,303
Total liabilities	14,209,153
Commitments and contingent liabilities
NET ASSETS	$122,144,859
COMPOSITION OF NET ASSETS:
Paid-in capital	$101,708,711
Total distributable earnings (loss)	20,436,148
Net Assets	$122,144,859
Net assets by class:
Class A Shares	$13,129,268
Class I Shares	$109,015,591
Outstanding shares by class (unlimited number of authorized shares of beneficial interest)
Class A Shares	1,099,991
Class I Shares	7,819,760
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.94
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$12.67
Class I Shares-Net asset value	$13.94

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2020

Investment income:
Dividends	$79,492
Securities lending net income	14,110
Interest	7,662
Total investment income	101,264
Expenses:
Management fee	990,795
Fund administration	26,421
Professional	21,555
Registration	17,606
Shareholder servicing	13,592
Reports to shareholders	6,021
Custody	4,109
Trustees’ fees	2,030
Other	13,787
Gross expenses	1,095,916
Expense reductions (See Note 8)	(564)
Net expenses	1,095,352
Net investment loss	(994,088)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	3,139,359
Net change in unrealized appreciation/depreciation on investments	3,805,964
Net realized and unrealized gain (loss)	6,945,323
Net Increase in Net Assets Resulting From Operations	$5,951,235

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
Operations:
Net investment loss	$(994,088)	$(2,095,049)
Net realized gain (loss) on investments	3,139,359	19,880,977
Net change in unrealized appreciation/depreciation on investments	3,805,964	(6,268,997)
Net increase in net assets resulting from operations	5,951,235	11,516,931
Distributions to shareholders:
Class A	(2,158,436)	(3,195,562)
Class I	(18,035,766)	(33,452,600)
Total distributions to shareholders	(20,194,202)	(36,648,162)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	5,084,306	6,113,574
Reinvestment of distributions	18,151,508	33,356,839
Cost of shares reacquired	(19,260,409)	(27,261,172)
Net increase in net assets resulting from capital share transactions	3,975,405	12,209,241
Net decrease in net assets	(10,267,562)	(12,921,990)
NET ASSETS:
Beginning of period	$132,412,421	$145,334,411
End of period	$122,144,859	$132,412,421

See Notes to Financial Statements.	9

Financial Highlights

MICRO CAP GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain	Total from investment operations	Net realized gain	Total distri- butions
Class A
4/30/2020(c)	$13.83	$(0.08)	$0.56	$0.48	$(2.37)	$(2.37)
10/31/2019	18.05	(0.21)	0.98	0.77	(4.99)	–
10/31/2018	18.26	(0.26)	2.75	2.49	(2.70)	(2.70)
10/31/2017	13.09	(0.21)	5.38	5.17	–	–
10/31/2016	16.33	(0.19)	0.15	(0.04)	(3.20)	–
10/31/2015	18.56	(0.30)	0.42	0.12	(2.35)	–

Class I
4/30/2020(c)	15.77	(0.09)	0.63	0.54	(2.37)	(2.37)
10/31/2019	19.84	(0.24)	1.16	0.92	(4.99)	–
10/31/2018	19.80	(0.29)	3.03	2.74	(2.70)	(2.70)
10/31/2017	14.20	(0.23)	5.83	5.60	–	–
10/31/2016	17.45	(0.21)	0.16	(0.05)	(3.20)	–
10/31/2015	19.67	(0.32)	0.45	0.13	(2.35)	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$11.94	3.22	(d)	1.66	(e)	(1.52	)(e)	$13,129	50	(d)
13.83	8.33		1.66		(1.48)		12,590	94
18.05	16.32		1.63		(1.43)		11,616	73
18.26	39.39		1.67		(1.36)		9,893	105
13.09	(1.30)		1.81		(1.52)		7,416	161
16.33	0.65		1.80		(1.64)		13,280	203

13.94	3.20	(d)	1.66	(e)	(1.52	)(e)	109,016	50	(d)
15.77	8.34		1.66		(1.48)		119,822	94
19.84	16.31		1.63		(1.43)		133,719	73
19.80	39.44		1.67		(1.36)		139,068	105
14.20	(1.39)		1.81		(1.52)		133,112	161
17.45	0.71		1.80		(1.63)		136,136	203

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of fourteen funds. This report covers one fund and its respective classes: Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”) or (the “Fund”), Class A and I shares. The Fund’s investment objective is long-term capital appreciation.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. A contingent deferred sales charge (“CDSC”) may apply to certain redemptions of Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus). Class I shares are not subject to any sales charges.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

12

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2016 through October 31, 2019. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Fund within the Trust on a pro rata basis by relative net assets. Expenses incurred by the Fund are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or

13

Notes to Financial Statements (unaudited)(continued)

the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of April 30, 2020 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at an annual rate of 1.50%, which was the Fund’s annualized effective management fee rate for the six months ended April 30, 2020.

Effective June 1, 2020, the management fee for the Fund will be at an annual rate of .90% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A shares pursuant to Rule 12b-1 under the Act under which the Board may authorize the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. During the six months ended April 30, 2020, the Board did not authorize such Class A 12b-1 fees. Effective June 1, 2020, the Board authorized Class A 12b-1 fees at an annual rate of 0.25%.

Class I shares do not have a distribution plan.

14

Notes to Financial Statements (unaudited)(continued)

Other Related Parties

As of April 30, 2020, the percentage of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund was 60.28%.

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually for the Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2020 and fiscal year ended October 31, 2019 was as follows:

	For the Six Months Ended 4/30/2020 (unaudited)	For the Year Ended 10/31/2019
Distributions paid from:
Ordinary income	$–	$6,937,287
Net long-term capital gains	20,194,202	29,710,875
Total distributions paid	$20,194,202	$36,648,162

As of April 30, 2020, the aggregate unrealized security gains and losses on investments and other financial instruments, if any, based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$115,603,588
Gross unrealized gain	25,473,824
Gross unrealized loss	(5,404,963)
Net unrealized security gain/ (loss)	$20,068,861

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2020 were as follows:

Purchases	Sales
$65,142,453	$79,104,715

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2020.

15

Notes to Financial Statements (unaudited)(continued)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended April 30, 2020, the Fund engaged in cross-trade sales of $1,853,619 which resulted in net realized gain of $950,960.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$1,377,327	$–	$1,377,327
Total	$1,377,327	$–	$1,377,327

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$1,377,327	$–	$–		$(1,377,327)	$–
Total	$1,377,327	$–	$–		$(1,377,327)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of April 30, 2020.

7.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of the fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

16

Notes to Financial Statements (unaudited)(continued)

8.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the period ended April 30, 2020, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a Syndicated Facility with various lenders for $1.17 billion whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended April 30, 2020, the Participating Funds entered into a Bilateral Facility with SSB for $330 million ($250 million committed and $80 million uncommitted). Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended April 30, 2020, the Fund did not utilize the Facilities.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended April 30, 2020 the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover

17

Notes to Financial Statements (unaudited)(continued)

the cost of repurchasing securities on loan. Such income earned from securities lending is included in Securities Lending Income on the Statement of Operations.

As of April 30, 2020, the market value of securities loaned and collateral received for the Fund was as follows:

Market Value of Securities Loaned	Collateral Received
$ 11,367,669	$ 12,173,065

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap growth stocks. The value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. Micro-cap companies also may fall out of favor relative to larger companies in certain market cycles. In the case of Micro Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund’s volatility. Moreover, different investment styles, such as growth investing, may shift in and out of favor over time, depending on market and economic conditions, as well as investor sentiment.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics, such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

These factors can affect the Fund’s performance.

18

Notes to Financial Statements (unaudited)(concluded)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended April 30, 2020 (unaudited	)	Year Ended October 31, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	35,050	$388,158	34,291	$446,622
Reinvestment of distributions	178,087	2,158,414	264,969	3,195,527
Shares reacquired	(23,654)	(315,672)	(32,432)	(469,450)
Increase	189,483	$2,230,900	266,828	$3,172,699

Class I Shares
Shares sold	331,994	$4,696,148	379,357	$5,666,952
Reinvestment of distributions	1,130,254	15,993,094	2,193,550	30,161,312
Shares reacquired	(1,239,988)	(18,944,737)	(1,715,356)	(26,791,722)
Increase	222,260	$1,744,505	857,551	$9,036,542

19

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmarks. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2019. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one, three, five-, and ten-year periods and took into

20

Approval of Advisory Contract (continued)

account actions taken by Lord Abbett to attempt to improve equity fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio of the Fund was above the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and expense level of, the Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board took into account Lord Abbett’s representation that the Fund’s micro-cap investment strategy did not lend itself to significant economies of scale, and that the existing management fee schedule adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative

21

Approval of Advisory Contract (concluded)

services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

22

Householding

The Trust has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

23

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust Lord Abbett Micro-Cap Growth Fund	LAMCVF-3 (06/20)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

	By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 25, 2020

	By:	/s/Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: June 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 25, 2020

	By:	/s/Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: June 25, 2020